================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ----------

                                   FORM N-CSR

                                    ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    ----------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

================================================================================

                                EXPLANATORY NOTE
                                ----------------

The purpose of this Amendment on Form N-CSR/A to the CNI Charter Funds Shareholder Report for the fiscal year ended September 30, 2009, which was filed with the Securities and Exchange Commission on December 7, 2009 (Accession Number 0000950123-09-068730), is to amend various share amounts within the CNI Large Cap Growth Fund's Schedule of Investments. The CNI Charter Funds Shareholder Report that was printed and distributed to shareholders was correct and did not need to be amended.

ITEM 1. REPORTS TO STOCKHOLDERS.

(CNI CHARTER FUNDS(SM)LOGO)

                                    (GRAPHIC)

                              2009 ANNUAL REPORT

                               SEPTEMBER 30, 2009

                                   (GRAPHIC)

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

              CNI Charter Funds Annual Report
2             Letter to Our Shareholders
4             Equity and Blended Funds Investment Adviser's Report
7             Equity and Blended Funds Overview
12            Fixed Income Funds Investment Adviser's Report
14            Fixed Income Funds Overview
18            Money Market Funds Investment Adviser's Report
20            Schedules of Investments
62            Statements of Assets & Liabilities
65            Statements of Operations
68            Statements of Changes in Net Assets
72            Financial Highlights
75            Notes to Financial Statements
84            Report of Independent Registered Public Accounting Firm
86            Trustees and Officers
89            Notice to Shareholders
90            Disclosure of Fund Expenses
92            Board Approval of Investment Advisory Agreements

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The Funds file their complete schedules of portfolio holdings with the
Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period.The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.The most current Form N-Q is also available on the Funds' website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

                    CNI CHARTER FUNDS | PAGE 1
letter to our shareholders
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

This annual report covers CNI Charter Funds for the fiscal year ended September 30, 2009. On the following pages, you will find the specific details of each Fund's portfolio and investment performance.

Despite unprecedented economic and financial market turmoil, our unique philosophy and disciplined approach to capital market investment continued to show well over the last twelve months. Strict adherence to our underlying investment philosophy and continued reliance on the basic fundamentals of prudent investing proved successful once again as we steered through the financial carnage occurring over the past twelve months.

The beginning months of our fiscal year witnessed a panic and ensuing "flight to quality" of historic proportion. U.S.Treasury securities represented the sole safe-haven during the final months of 2008 and beginning of 2009.All other risky assets, including high yield and corporate bonds, domestic and international equities, commodities, hedge funds and private equity produced double digit losses.

As the global economic crisis deepened and central banks around the world collaborated to prevent a global depression, interest rates, stock prices, housing prices and economic activity in general dropped precipitously. (See table below).

SIX-MONTH MARKET                                  OCT 2008 TO     APR 2009 TO
PERFORMANCE:                                        MAR 2009       SEPT 2009
Treasury Bill                                          7.3%         -1.0%
S&P 500                                              -30.5%         34.0%
Small Cap Stocks (Russell 2000)                      -37.2%         44.0%
International Stocks (MSCI EAFE)                     -31.1%         49.9%
Emerging Markets (MSCI EM)                           -26.9%         62.9%
High Yield Bonds
     (Barclays Corporate HY)                         -13.0%         40.6%
Commodities (DJ UBS)                                 -34.5%         16.4%
Hedge Funds
     (HFRI Fund of Funds Composite)                   -9.7%          9.4%
Private Equity
     (Red Rocks Global Listed PE)                    -58.7%         89.7%
Real Estate (NAREIT)                                 -55.4%         67.7%

Then, as quickly and sharply as the markets fell, they began to recover in early March. (See second column of figures above).

The "flight-to-quality" witnessed over the prior six-months quickly morphed into a "flight-from-quality." The markets did a virtual about-face in March, with risky assets gaining and treasury bills falling.

The economy began to evidence signs of stabilization, and eventually, some promising hints of recovery. Through the second half of our fiscal year, ending September, risky assets recovered most of the value they lost in the first half of the period.

City National Asset Management, Inc.'s underlying investment philosophy is to pursue the long-term goals and objectives specified for each of the Funds. With an active yet disciplined style, all Funds are managed to achieve competitive rates of return consistent with their respective, prescribed risk parameters. CNI Charter Funds follow a disciplined investment process that begins with a thorough assessment of the macroeconomic environment and the financial markets. Our broad based research process takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. The final step is to construct and continuously monitor precise portfolios that meet the objectives of the specific Funds, without being swayed by short-term trends and fads.This approach continued to serve shareholders well during the extreme gyrations in the markets and unprecedented economic events encountered in the period ended September 30, 2009.

CNI CHARTER FUND PERFORMANCE AND HIGHLIGHTS

(ALL RETURNS LISTED REFER TO INSTITUTIONAL CLASS SHARES)

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continued to provide returns that are competitive in their respective investment arenas.

                    CNI CHARTER FUNDS | PAGE 2

--------------------------------------------------------------------------------

Although three of our four equity funds dropped in value for the year ending September 30, 2009, they all showed significant strength in the latter six-months and all performed relatively well against their respective investment benchmarks.

Our LARGE CAP VALUE EQUITY FUND lost 10.0% versus a 11.4% loss for its S&P 500/Citigroup Value Index benchmark.The LARGE CAP GROWTH EQUITY FUND lost 3.4% over the twelve-month period, versus a 2.6% loss for its S&P/Citigroup Growth Index benchmark.The RCB SMALL CAP VALUE EQUITY FUND showed the strongest turnaround and relative out-performance by far, gaining 15.2% for the twelve month period despite a 12.6% loss to its Russell 2000 Value Equity Index benchmark. Lastly, the OPPORTUNISTIC VALUE FUND dropped 6.8% in value compared to its Russell 1000 Value Index benchmark loss of 10.6%.

The MULTI-ASSET FUND, which was specifically designed to buffer against the harmful effects of a bear market, did just that during this rocky period sporting a 3.5% gain.

All four of the CNI Charter Bond Funds showed positive returns for the year ending September 30, 2009.The HIGH YIELD BOND FUND led the pack by gaining 12.9%, with the CORPORATE BOND FUND not far behind (up 12.5%).The GOVERNMENT BOND FUND and CALIFORNIA TAX-EXEMPT BOND FUND returned 5.2% and 8.5%, respectively.

Lastly, all three of the CNI Charter Money Market Funds produced steady, consistent, and competitive returns.These returns were in line with their respective investment mandates.

Please read the following pages carefully as they contain important information on the assets and financial condition of the Funds. If you have any questions about this report or CNI Charter Funds, please call your investment professional or (888) 889-0799.

Thank you for choosing CNI Charter Funds.

     Sincerely,

     /s/ Richard A. Weiss
     --------------------------------------
     Richard A.Weiss
     CHAIRMAN AND PRESIDENT
     CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED.WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. NOTWITHSTANDING THE PRECEDING STATEMENTS, UNTIL SEPTEMBER 18, 2009 SHAREHOLDERS OF THE CNI CHARTER PRIME MONEY MARKET FUND AND CALIFORNIA TAX EXEMPT MONEY MARKET FUND WERE GUARANTEED TO RECEIVE $1.00 PER SHARE FOR AMOUNTS THAT THEY HELD AS OF SEPTEMBER 19, 2009 SUBJECT TO THE TERMS OF THE U.S.TREASURY DEPARTMENT'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS.

--------------------------------------------------------------------------------
              *NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE

                    CNI CHARTER FUNDS | PAGE 3
investment adviser's report
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

EQUITY AND BLENDED FUNDS

For the fiscal year ending September 30, 2009, the U.S. equity market, as measured by the S&P 500 Index, returned -6.9%. Market volatility during the past 12 months was historic.The S&P 500 was down 41.2% from the start of the period through March 9, 2009, the current market low. From that point through the end of September, the market gained 58.2%. However, the market is still down about 34% from the October 2007 market high.

The start of the fourth quarter of 2008 found investors in the midst of a severe liquidity crisis. Banks were hoarding cash and not lending to one another and the commercial paper market had ground to a halt.A cloud of fear and uncertainty enveloped investors.The government stepped in to protect the banking sector with its $700 billion Troubled Asset Relief Program (TARP) and helped increase investor confidence with economic stimulus packages.As a result, the market rallied about 25% from its late November 2008 lows to early January as investors turned the page hoping for a better year in 2009.

As 2009 started, the market remained clearly within the bear's clutches. Fears abounded with respect to U.S. banks and whether government support would dilute the value of common stockholders. Concern also spread overseas with respect to the effect this crisis was having on European banks. Economic indicators continued to flash warning signs as businesses contracted due to this negative environment.And early March brought clear panic as investors sold stocks to salvage whatever value they could from depressed securities.This clearly was a period that shook investor confidence in the American financial system.

Late March 2009 started a market rally, although most investors were not aware of it at the time, as is typically the case.The new U.S. administration was planning to assist banks in the removal of toxic assets from their balance sheets as well as assist frozen credit markets.The market rally continued into the summer on the backs of better-than-expected earning numbers.As we ended this fiscal period, most investors were very happy with the big gains off the March lows, but still very cautious regarding the strength and durability of the economic recovery.

EQUITY AND BLENDED FUND PERFORMANCE

(ALL RETURNS LISTED FOR CNI CHARTER FUNDS REFER TO INSTITUTIONAL CLASS SHARES)

      o The LARGE CAP VALUE EQUITY FUND fell 10.0% during the 12 months ending September 30, 2009.This performance outperformed the S&P500/Citigroup Value Index return of -11.4%, but trailed the Lipper Large Cap Value Funds Classification return of -7.9%.Although the financial sector as a whole was the worst performing sector last year, Goldman Sachs' share price managed to gain 46%. Goldman was able to avoid many of the major issues plaguing other banks and generated earnings via their trading unit. Goodrich Corp., a leader in aerospace systems, returned 33.9%. Goodrich beat earnings estimates due to cost costs and increased revenue from the defense and space channel. Perkinelmer, a leading provider of analysis tools and medical imaging, fell 21.3% but continued to beat earnings expectations in this economic downturn. Norfolk Southern, the fourth largest U.S. railroad, lost 32.8% due to decreased volumes in rail traffic, particularly in coal shipments.

      o The LARGE CAP GROWTH EQUITY FUND lost 3.4% during the 12 months ending September 30, 2009.This performance slightly trailed both the S&P500/Citigroup Growth Index return of -2.6% and the Lipper Large Cap Growth Funds Classification return of -2.7%.Apple Inc. was a standout during this time period, gaining 63.1%.

                           CNI CHARTER FUNDS | PAGE 4

--------------------------------------------------------------------------------

            Sales across all three product lines (iPhone, iPod, and Mac) remain strong even in this tough economic environment. Freeport-McMoran, the largest publicly traded copper producer, gained 22.4%, as the company cut costs and positioned the company well in this tough economic period. Energy service provider Smith International lost 50.1%.This was mainly due to the drop in drilling activity as oil prices dropped from a high of $150 per barrel to a low in the mid $30s, ending the period around the $70 mark. Genzyme, the world's largest maker of drugs for genetic disorders, lost 29.9% due to deficiencies in a major manufacturing unit which limited the supply of certain drugs.

      o The RCB SMALL CAP VALUE EQUITY FUND gained 15.2% during the 12 months ending September 30, 2009.The Fund outperformed both the Russell 2000 Index return of -9.6% and the Lipper Small-Cap Value Funds Classification return of -6.3%. Liberty Media Interactive, a retailing company, was the largest contributor to the funds overall performance.The stock contributed 6.2% to the Fund's performance and was up 226% during the period.The company benefited from alleviated liquidity fears in conjunction with better then expected QVC results. Central Garden & Pet, a lawn care and pet supply company, benefited from the return to normal weather conditions and lower commodity prices which lifted the stock 79% and contributed 5% to the Fund's overall return.Virgin Media, a UK-based entertainment and communications company, was up 76% due to its strong balance sheet and the declining US dollar. Liberty Media Capital, a media holding company, was up 57% due to significant upside potential in its main holding, Sirius XM. White Mountains Insurance Group, a property and casualty insurer, detracted 34% during the period as a result of its weakening reinsurance business in Japan which the company is looking to sell. Exterran Holdings, the largest provider of natural gas compression services in the United States, declined 26% as a result of the prolonged decline in natural gas prices.

      o The OPPORTUNISTIC VALUE FUND fell 6.8% during the 12 months ending September 30, 2009.This performance significantly outperformed the Russell 1000 Value at -10.6%, the S&P500/ Citigroup Value Index of -11.4%, bested the Lipper Large Cap Value Funds Classification at -7.9% and also outperformed the broad market as defined by the S&P 500, which declined 6.9%. During this "year of two markets", a precipitous decline followed by a swift rally, the top contributors to performance in the portfolio included Mylan, which increased 40% throughout the fiscal year and Del Monte which increased 52%. The top detractors to performance held throughout the year included ConocoPhillips, down 36% and USBancorp, which was down 38%.

      o The MULTI-ASSET FUND returned 3.5% during the year ending September 30, 2009.This compares favorably to the Lipper Flexible Portfolio Funds Objective return of 1.0% for the same period.The Fund returns were positively affected by an increasing exposure to the U.S. equity market during the year. Investments made during the year in international equities, global REITs and high yield bonds also boosted Fund returns.As a result of investments made during the year, the Fund ended the fiscal year with a reduced cash position.

                                                                     (CONTINUES)

                           CNI CHARTER FUNDS | PAGE 5
investment adviser's report
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

As we look forward from here, most economists expect the economy to start generating positive real economic growth in the final quarter of 2009 and on into 2010. Consumer sentiment remains in question as job losses are expected to continue rising into 2010, albeit at a slower pace. Balance sheets in certain segments of the economy still need to be adjusted.The Dollar continues to weaken, which should make U.S. goods more attractive for foreign purchasers. Inflation, which appears muted given the recessionary environment, could become an issue sooner rather than later. Short-term interest rates should remain low as the Federal Reserve is not anticipated to raise rates until the economy is clearly in recovery mode. Given all the facts above, the bottom line is that the economic landscape is improving and investors continue to find that encouraging.As always, we will continue to apply our disciplined investment approach with the objective of providing superior investment results across the various strategies we manage.

Sincerely,

/s/ Brian L. Garbe
------------------------------------
Brian L. Garbe
DIRECTOR OF RESEARCH AND TRADING
CITY NATIONAL ASSET MANAGEMENT,INC.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                            CNI CHARTER FUNDS | PAGE 6
fund overview
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

The Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the marketplace by investing in large U.S. corporations which are undervalued and whose market valuations compare favorably relative to similar companies.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Large Cap Value Equity Fund, Institutional Class or Class N Shares, versus the S&P 500/ Citigroup Value Index, and the Lipper Large Cap Value Funds Classification

                                  [LINE GRAPH]

Initial Investment Date 1/14/00    SEP 00    SEP 01    SEP 02    SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08    SEP 09
                        -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
CNI Large Cap Value
   Fund, Institutional  $10,000   $10,099    $8,447    $6,852    $8,499   $10,148   $11,608   $13,291   $15,365   $12,051   $10,842

CNI Large Cap Value
   Fund, Class N        $10,000   $10,094    $8,410    $6,814    $8,433   $10,036   $11,455   $13,087   $15,081   $11,806   $10,593

S&P 500/Citigroup
   Value Index          $10,000   $ 9,871    $8,508    $6,989    $8,579   $10,271   $11,951   $13,796   $16,018   $12,093   $10,711

Lipper Large Cap
   Value Funds
      Classification    $10,000   $10,417    $9,627    $7,920    $9,680   $11,333   $12,943   $14,543   $16,668   $12,748   $11,738

----------
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

                                   Ticker   1-Year   3-Year   5-Year   Inception
Shares                             Symbol   Return   Return   Return    to Date
--------------------------------------------------------------------------------
Institutional Class (1)#            CNLIX   -10.03%   -6.56%    1.33%      0.84%
--------------------------------------------------------------------------------
Class N (2)+                        CVEAX   -10.27%   -6.80%    1.09%      0.60%
--------------------------------------------------------------------------------

----------
(1)   Commenced operations on January 14, 2000.

(2)   Commenced operations on April 13, 2000.

# The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

+ Class N Shares' performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Class Shares.The performance of the Institutional Class Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class N Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                  % OF PORTFOLIO
JPMorgan Chase                         4.0
AT&T                                   3.8
Wells Fargo                            3.0
Verizon Communications                 2.5
Goldman Sachs Group                    2.3
Hewlett-Packard                        1.9
Pfizer                                 1.9
Procter & Gamble                       1.8
Wal-Mart Stores                        1.7
Occidental Petroleum                   1.7

                           CNI CHARTER FUNDS | PAGE 7
fund overview
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

The Fund seeks to provide capital appreciation by investing in large U.S. corporations and with the potential for growth and that possess superior management, strong market position, consistent records of increased earnings and a strong operating and financial position.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Large Cap Growth Equity Fund, Institutional Class or Class N Shares, versus the S&P 500/ Citigroup Growth Index, and the Lipper Large Cap Growth Funds Classification

                                  (LINE GRAPH)


Initial Investment Date 1/14/00    SEP 00    SEP 01    SEP 02    SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08    SEP 09
                        -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
CNI Large Cap Growth
   Fund, Institutional  $10,000   $9,370     $6,360    $5,250    $6,379    $6,774    $7,489    $7,833    $9,001    $7,525    $7,272

CNI Large Cap Growth
   Fund, Class N        $10,000   $9,350     $6,330    $5,210    $6,320    $6,691    $7,379    $7,714    $8,833    $7,371    $7,093

S&P 500/Citigroup
   Growth Index         $10,000   $9,764     $5,950    $4,538    $5,717    $6,202    $6,709    $7,138    $8,336    $6,715    $6,539

Lipper Large Cap
  Growth Funds
  Classification        $10,000  $10,356     $6,316    $5,059    $6,122    $6,647    $7,551    $7,853    $9,500    $7,369    $7,169

----------
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS


                                   Ticker   1-Year   3-Year   5-Year   Inception
Shares                             Symbol   Return   Return   Return    to Date
--------------------------------------------------------------------------------
Institutional Class (1)#            CNGIX    -3.36%   -2.45%    1.43%     -3.23%
--------------------------------------------------------------------------------
Class N (2)+                        CLEAX    -3.77%   -2.76%    1.17%     -3.47%
--------------------------------------------------------------------------------

----------
(1)   Commenced operations on January 14, 2000.

(2)   Commenced operations on March 28, 2000.

# The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

+ Class N Shares' performance for the period prior to March 28, 2000 reflects the performance of the Fund's Institutional Class Shares.The performance of the Institutional Class Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class N Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                 % OF PORTFOLIO
Exxon Mobil                            5.9
Microsoft                              4.3
Google, Cl A                           3.5
Chevron                                3.4
IBM                                    3.3
Qualcomm                               3.1
Johnson & Johnson                      2.7
Oracle                                 2.4
Wal-Mart Stores                        2.4
Procter & Gamble                       2.4

                           CNI CHARTER FUNDS | PAGE 8
fund overview
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

The Fund seeks to provide capital appreciation by investing primarily in smaller U.S. corporations which are considered undervalued.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI RCB Small Cap Value Fund, Institutional Class, Class N or Class R Shares, versus the Russell 2500 Value Index, the Russell 2000 Index, the Russell 2000 Value Index, the Lipper Small Cap Value Funds Classification, and the Lipper Small Cap Core Funds Classification(1)

                                  [LINE GRAPH]

Initial Investment Date  9/30/99    SEP 00    SEP 01    SEP 02    SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08    SEP 09
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
CNI RCB Small Cap Value
Fund, Synthetic
 Institutional           $10,000   $11,150   $12,166   $10,815   $15,742   $19,672   $21,613   $21,700   $24,012   $15,606   $17,978

CNI RCB Small Cap Value
Fund, Synthetic
Class N                  $10,000   $11,150   $12,166   $10,801   $15,685   $19,550   $21,416   $21,453   $23,678   $15,352   $17,641

CNI RCB Small Cap Value
Fund,
Class R                  $ 9,650   $10,759   $11,740   $10,409   $15,115   $18,838   $20,639   $20,669   $22,824   $14,832   $17,131

Russell 2500 Value
Index                    $10,000   $11,574   $11,866   $11,792   $15,477   $19,278   $23,387   $25,991   $28,274   $23,809   $21,826

Russell 2000
Index                    $10,000   $12,339   $ 9,722   $ 8,818   $12,036   $14,296   $16,862   $18,535   $20,823   $17,807   $16,107

Russell 2000 Value
Index                    $10,000   $11,536   $12,183   $12,004   $15,805   $19,861   $23,387   $26,663   $28,285   $24,820   $21,691

Lipper Small Cap Value
Funds
Classification           $10,000   $11,761   $12,159   $12,015   $15,639   $19,412   $23,062   $25,073   $27,640   $23,080   $21,630


----------
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS


                             Ticker   1-Year    3-Year   5-Year   10-Year   Inception
Shares                       Symbol   Return    Return   Return   Return     to Date
-------------------------------------------------------------------------------------
Institutional Class (1)#+    RCBIX    15.20%   -6.08%    -1.78%    6.04%      9.52%
-------------------------------------------------------------------------------------
Class N (1)+                 RCBAX    14.91%   -6.31%    -2.03%    5.84%      9.33%
-------------------------------------------------------------------------------------
Class R (2)                  RCBSX    15.50%   -6.07%    -1.88%    5.91%      9.39%
-------------------------------------------------------------------------------------
Class R with load            RCBSX    11.43%   -7.17%    -2.58%    5.53%      9.04%
-------------------------------------------------------------------------------------

----------
(1)   Commenced operations on October 3, 2001.

(2)   Commenced operations on September 30, 1998.

# The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

+ The performance of the Institutional Class and Class N Shares for the period prior to October 3, 2001 reflect the performance of the Class R Shares of a predecessor mutual fund.The performance of the predecessor fund's Class R Shares has not been adjusted to reflect the expenses applicable to Institutional and Class N Shares. Fees for the Institutional Class Shares are lower than the fees for the predecessor fund's Class R Shares; correspondingly, Institutional Class performance would have been higher than that shown.

Top Ten Holdings*


                                        % OF PORTFOLIO
White Mountains Insurance Group              5.3
Liberty Media - Interactive, Ser A           4.4
Washington Post, Cl B                        4.4
Liberty Media - Capital, Ser A               4.3
Alleghany                                    4.3
Nalco Holding                                4.2
Actuant, Cl A                                4.2
Central Garden & Pet, Cl A                   4.2
Chimera Investment                           4.1
Wendy's/Arby's Group, Cl A                   4.1

----------
*     Excludes Cash Equivalents

                           CNI CHARTER FUNDS | PAGE 9
fund overview
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

OPPORTUNISTIC VALUE FUND

The Fund seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities which are undervalued.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Opportunistic Value Fund, Institutional Class, Class E, or Class N Shares, versus the Russell 1000 Value Index, the S&P 500 Index, and the Lipper Multi-Cap Value Funds Classification(1)

                                  (LINE GRAPH)

Initial Investment Date                                      3/31/04    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08    SEP 09
                                                             -------   -------   ------    -------   -------   -------   -------
CNI Opportunistic Value Fund, Institutional                  $10,000   $10,000   $11,873   $12,879   $14,382   $11,860   $11,052
CNI Opportunistic Value Fund, Class E                        $10,000   $10,026   $11,933   $12,964   $14,523   $11,985   $11,078
CNI Opportunistic Value Fund, Class N                        $10,000   $ 9,987   $11,841   $12,799   $14,262   $11,740   $10,905
Russell 1000 Value Index                                     $10,000   $10,244   $11,953   $13,701   $15,680   $11,986   $10,714
S&P 500 Index                                                $10,000   $ 9,982   $11,205   $12,414   $14,454   $11,278   $10,499
Lipper Multi-Cap Value Funds Classification                  $10,000   $10,071   $11,661   $12,944   $14,717   $11,070   $10,527

----------
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

                              Ticker   1-Year    3-Year    5-Year   Inception
Shares                        Symbol   Return    Return    Return    to Date
-----------------------------------------------------------------------------
Institutional Class (1)#+     OPVIX     -6.81%    -4.97%    2.02%     1.84%
-----------------------------------------------------------------------------
Class E (1)+                  OPVEX     -7.57%    -5.11%    2.02%     1.88%
-----------------------------------------------------------------------------
Class N (1)+                  OPVNX     -7.12%    -5.20%    1.77%     1.59%
-----------------------------------------------------------------------------

----------
(1)   Commenced operations on June 26, 2008.

# The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

+ For periods prior to June 26, 2008 the performance data quoted above represents past performance of an institutional account that converted into Class N shares of the Fund (the "Predecessor Account"), adjusted to reflect fees and expenses borne by the Fund.The Predecessor Account was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Account's performance may have been lower.

Top Ten Holdings*


                                     % OF PORTFOLIO
Tyco International                         3.4
US Bancorp                                 3.4
HCC Insurance Holdings                     3.4
Symantec                                   3.1
Brookfield Asset Management, CL A          3.0
Unit                                       3.0
Covidien                                   2.9
Quest Diagnostics                          2.9
Del Monte Foods                            2.9
Chubb                                      2.7

----------
*     Excludes Cash Equivalents

                           CNI CHARTER FUNDS | PAGE 10
fund overview
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

MULTI-ASSET FUND

The Fund seeks to generate a positive total return in excess of inflation in a manner consistent with capital preservation in all market environments.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Multi-Asset Fund, Institutional Class or Class N Shares, versus the Barclays U.S. TIPS Index; a 60/40 hybrid of the S&P 500 Index and the Barclays Intermediate U.S. Government/Credit Index; and a CPI +500 Basis Points benchmark; and the Lipper Flexible Portfolio Funds Classification.

                                 (LINE GRAPH)

Initial Investment Date                                      10/1/07    SEP 08    SEP 09
                                                             -------   -------   -------
CNI Multi-Asset Fund, Institutional                          $10,000   $ 9,016   $ 9,335
CNI Multi-Asset Fund, Class N                                $10,000   $ 8,988   $ 9,284
60/40 Hybrid of the following two indexes:                   $10,000   $ 8,685   $ 8,727
S&P 500 Index                                                $10,000   $ 7,700   $ 7,168
Barclays Intermediate US Government/Credit Index             $10,000   $10,314   $11,346
Barclays US TIPS Index                                       $10,000   $10,620   $11,221
CPI + Annualized 500 basis points                            $10,000   $11,016   $11,419
Lipper Flexible Portfolio Funds Classification               $10,000   $ 8,747   $ 9,009

----------
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                 Annualized
                                            Ticker    1-Year      Inception
Shares                                      Symbol    Return      to Date
---------------------------------------------------------------------------
Institutional Class (1)#                    CNLIX     3.54%           -3.39%
---------------------------------------------------------------------------
Class N (1)                                 CVEAX     3.29%           -3.65%
---------------------------------------------------------------------------

----------
(1)   Commenced operations on October 1, 2007.

# The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

Top Ten Holdings*

                                     % OF PORTFOLIO
SPDR S&P 500 Fund                           27.4
iShares Barclays 1-3 Year
   Credit Bond Fund                          8.6
CNI Corporate Bond Fund,
   Institutional Class                       8.5
CNI Government Bond Fund,
   Institutional Class                       6.7
Vanguard Emerging Markets                    5.6
iShares MSCI EAFE Index Fund                 5.2
iShares S&P MidCap 400 Index
   Fund                                      4.9
Cohen & Steers International
   Realty Fund, Inc.                         4.3
Alpine International Real Estate
   Equity Fund                               3.6
FHLB 0.500%, 11/05/09                        3.0

----------
*     Excludes Cash Equivalents

                           CNI CHARTER FUNDS | PAGE 11
investment adviser's report
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

FIXED INCOME FUNDS

As the Funds' fiscal year ended, bond investors were weighing a number of seemingly contradictory signs. On one hand, there are historically low yields in short-term U.S.Treasuries due to a weak economy and accommodative monetary policy. Yet, paradoxically, prices of riskier securities such as investment-grade corporate bonds and high-yield debt skyrocketed in the first nine months of 2009 (up 17% and 50%, respectively). Meanwhile,Treasuries are down -2.3% for the same period.

The outsized returns of lower grade bonds would not be unusual in a pronounced economic recovery, but they are surprising given today's tentative economic fundamentals and constricted lending standards. It's a bit unnerving to realize that corporate yields spreads over Treasuries are narrower than they were in the spring of 2008 as the financial meltdown began with the collapse of Bear Stearns.

As of this writing, municipal bond investors also face conflicting signals. Most cities, counties and states are experiencing the worst budgetary crises of a generation as tax receipts continue to decline due to sharp revenue shortfalls. However, absolute and relative yields (municipal yields versus yields on Treasuries) are at or below historic lows, signaling a significantly more bullish environment ahead. Leaving fundamentals aside for the moment, demand for tax-exempt bonds has far outstripped supply, pushing the absolute yield levels for municipal bonds past 40-year lows. It appears that technical market conditions are outweighing credit fundamentals once again.We expect municipals to return to their longer trend valuations by giving back some of the over-appreciation.

The budget woes of California and other states may have disappeared from the front pages, but California's financial problems have not gone away. Politicians have simply postponed the structural budget issues while revenue shortfalls continue to mount. It's important to note, however, that debt servicing of California's General Obligation debt ranks second in priority payments and, in our view, remains a generally suitable investment -- even with BBB average ratings and changing valuations.

During the fiscal year, City National Asset Management, Inc. focused on two main themes -- keeping a close eye on risk management and increasing our credit exposure.As the credit crisis thawed in early 2009, we reduced our exposure to treasury/government related securities in favor of higher quality corporate or municipal bonds. Risks remain in the economy so we did not materially increase our exposure to lower investment grade issues (BBB) in our California or Corporate Bond Funds.This stance, while keeping with the objectives of those funds, captured most of the strong returns witnessed in the bond market this year. With the Fed on hold for the foreseeable future, we will keep our maturity positioning near current levels.

BOND FUND PERFORMANCE

(ALL RETURNS LISTED FOR CNI CHARTER FUNDS REFER TO INSTITUTIONAL CLASS SHARES)

     o The CORPORATE BOND FUND produced a total return of 12.5% for the last 12 months. For the same period, the Barclays Intermediate U.S. Corporate Index returned 19.2%.The Corporate Bond Fund maintained a cautious stance in the face of elevated unemployment and uncertain economic conditions. Our underweight in lower quality (BBB) issues led to a lower than benchmark return. However, opportunistic trades in finance issuers resulted in stronger performance versus peer funds; where the Lipper Short Intermediate Investment Grade Objective was up 10.3%.

     o The GOVERNMENT BOND FUND produced a total return 5.2% for the last 12 months. For the same period, the Barclays Intermediate U.S. Government Bond Index returned 6.3%.The fund trailed the benchmark due to our underweight in maturity and agency Mortgage Backed Securities.We maintain our slightly shorter maturity stance versus the benchmarks in

                           CNI CHARTER FUNDS | PAGE 12

--------------------------------------------------------------------------------

          order to keep liquidity higher than normal for our shareholder activities.The fund also trailed its peer group during this period as evidenced by the Lipper Short Intermediate U.S. Government Objective return of 6.5%.

     o The CALIFORNIA TAX EXEMPT BOND FUND produced a total return of 8.5% for the last 12 months. For the same period, the Barclays CA Intermediate-Short Municipal Index returned 9.1%.The past fiscal year returns were above historical averages as municipals migrated back to the norm after the credit crisis.Absolute performance was strong --but lagged behind the Barclay's index primarily because the Fund had a far smaller concentrated position in California State General Obligation issues.The Fund fared better against its peer group where the Lipper CA Short/Intermediate Municipal Debt Objective returned 7.0% because it had less exposure to lower quality issues by design due to this uncertain economic time.

     o The HIGH YIELD BOND FUND produced a total return of 12.9% for the last 12 months. For the same period, the Citigroup High-Yield Market Index returned 21.0%.The Fund's focus on BB rated issuers over CCC or defaulted issues resulted in lower returns than the benchmark, as increased risk appetite was handsomely rewarded during this period.The Fund's relative performance vis-a-vis its peer group remained competitive where the Lipper High Current Yield Bond Funds Objective returned 13.1%.

STRATEGIC OUTLOOK FOR BOND FUNDS

The dominant theme through September 2009 was that investors significantly increased their appetite for risk which drove up bond valuations most for lower quality issues.This can easily reverse itself if the economy takes another dip.Therefore, risk management remains paramount as we examine corporate bond valuations in a choppy economy and credit environment. For our Corporate Bond Fund, we have reduced our overweight in financial corporate bonds by moving some of our exposure to shorter maturity issues and taking other measures that should enable us to protect corporate valuations if credit spreads erode.

In our California Tax Exempt Bond Fund, we are moving to increase yield by selectively adding cushion callable bonds (bonds that have an attractive yield to either the call or maturity, along with a higher coupon to protect against extension risk).We are also keeping a tight band on the call/maturity range to better control interest rate risk in the future.

We are keeping a close eye on the economy and indicators like consumer spending and employment. Once the economic expansion gains better traction, we will look to incorporate TIPs and international securities where appropriate to hedge against the risk of rising rates and currency devaluations.

Sincerely,

/s/ Rodney J. Olea
-------------------------------------
Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                           CNI CHARTER FUNDS | PAGE 13
fund overview
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CORPORATE BOND FUND

The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing in a diversified portfolio of investment grade fixed income securities, primarily corporate bonds issued by domestic and international companies denominated in U.S. dollars.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Corporate Bond Fund, Institutional Class or Class N Shares, versus the Barclays Intermediate U.S. Corporate Index, and the Lipper Short/Intermediate Investment Grade Debt Objective(1)

                                  (LINE GRAPH)

Initial Investment
Date                    1/14/00    SEP 00    SEP 01    SEP 02    SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08    SEP 09
                        -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
CNI Corporate Bond
Fund, Institutional     $10,000   $10,576   $11,860   $12,578   $13,425   $13,714   $13,887   $14,330   $14,984   $14,990   $16,861
CNI Corporate Bond
 Fund, Class N          $10,000   $10,593   $11,872   $12,548   $13,359   $13,625   $13,749   $14,151   $14,760   $14,744   $16,541
Barclays Intermediate
US  Corporate Index     $10,000   $10,645   $11,993   $12,853   $14,130   $14,687   $14,944   $15,478   $16,161   $15,311   $18,250
Lipper Short/Inter-
mediate Investment
Grade Debt Objective    $10,000   $10,561   $11,727   $12,372   $12,980   $13,253   $13,432   $13,855   $14,452   $14,361   $15,843

----------
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

                                 Ticker     1-Year     3-Year     5-Year     Inception
Shares                           Symbol     Return     Return     Return      to Date
--------------------------------------------------------------------------------------
Institutional Class (1)#         CNCIX      12.48%      5.57%      4.22%      5.53%
--------------------------------------------------------------------------------------
Class N (2)+                     CCBAX      12.19%      5.34%      3.96%      5.32%
--------------------------------------------------------------------------------------

----------
(1)  Commenced operations on January 14, 2000.

(2)  Commenced operations on April 13, 2000.

# The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

+ Class N Shares' performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Class Shares.The performance of the Institutional Class Shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to Class N Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings*

                                                % OF PORTFOLIO
General Electric Capital,
     FDIC Insured
     2.200%, 06/08/12                                      3.2
Citigroup Funding
     2.250%, 12/10/12                                      2.8
JPMorgan Chase
     2.125%, 12/26/12                                      2.8
GMAC
     2.200%, 12/19/12                                      2.8
General Electric Capital
     6.000%, 06/15/12                                      2.6
Wyeth
     6.950%, 03/15/11                                      2.6
Wells Fargo, FDIC Insured
     3.000%, 12/09/11                                      2.5
Microsoft
     4.200%, 06/01/19                                      2.3
Merrill Lynch
     6.050%, 05/16/16                                      2.3
International Business Machines
     7.625%, 10/15/18                                      2.1

----------
*    Excludes Cash Equivalents

                           CNI CHARTER FUNDS | PAGE 14
fund overview
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing primarily in U.S. government securities either issued or guaranteed by the U.S. government or its agencies or instrumentalities.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Government Bond Fund, Institutional Class or Class N Shares, versus the Barclays Intermediate U.S. Government Bond Index, and the Lipper Short/Intermediate U.S. Government Objective(1)

                                  (LINE GRAPH)

Initial Investment
Date                     1/14/00    SEP 00    SEP 01    SEP 02    SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08    SEP 09
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
CNI Government Bond
 Fund, Institutional     $10,000   $10,564   $11,796   $12,685   $13,025   $13,130   $13,317   $13,702   $14,392   $15,093   $15,875
CNI Government Bond
 Fund, Class N           $10,000   $10,534   $11,720   $12,596   $12,937   $13,008   $13,159   $13,505   $14,149   $14,799   $15,525
Barclays Intermediate
 US Government Bond
 Index                   $10,000   $10,659   $12,031   $13,046   $13,501   $13,758   $13,938   $14,431   $15,279   $16,428   $17,456
Lipper Short/Inter
 mediate US Government
 Bond Objective          $10,000   $10,535   $11,679   $12,446   $12,759   $12,900   $13,016   $13,424   $14,034   $14,720   $15,677

----------
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS


                                 Ticker     1-Year     3-Year     5-Year     Inception
Shares                           Symbol     Return     Return     Return      to Date
--------------------------------------------------------------------------------------
Institutional Class (1)#         CNBIX       5.18%      5.03%      3.87%          4.87%
--------------------------------------------------------------------------------------
Class N (2)+                     CGBAX       4.91%      4.76%      3.60%          4.63%
--------------------------------------------------------------------------------------

----------
(1)  Commenced operations on January 14, 2000.

(2)  Commenced operations on April 13, 2000.

# The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

+ Class N Shares' performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Class Shares.The performance of the Institutional Class Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class N Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings*

                                                % OF PORTFOLIO
FHLB
     2.250%, 04/13/12                                      9.5
FHLB
     3.625%, 10/18/13                                      8.4
FNMA
     3.000%, 07/28/14                                      8.1
FHLMC
     2.000%, 12/22/11                                      8.0
FNMA
     2.900%, 04/07/14                                      7.6
FNMA
     6.250%, 02/01/11                                      7.1
FNMA, Ser 2005-25, Cl VH
     5.000%, 04/25/16                                      6.2
FHLB
     5.250%, 06/18/14                                      6.0
FHLMC REMIC, Ser R016, Cl AM
     5.125%, 06/15/18                                      4.7
FHLMC REMIC, Ser R010, Cl AB
     5.500%, 12/15/19                                      4.5

------------------
*    Excludes Cash Equivalents

                           CNI CHARTER FUNDS | PAGE 15
fund overview
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

The Fund seeks to provide current income exempt from Federal and California state income tax (as the primary component of a total return strategy) by investing primarily in investment grade California municipal bonds and notes.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI California Tax Exempt Bond Fund, Institutional Class or Class N Shares, versus the Barclays CA Intermediate-Short Municipal Index, and the Lipper CA Short/Intermediate Municipal Debt Objective(1)

                                  (LINE GRAPH)


Initial Investment
Date                     1/14/00    SEP 00    SEP 01    SEP 02    SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08    SEP 09
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
CNI California
 Tax-Exempt Bond
 Fund, Institutional     $10,000   $10,543   $11,303   $12,160   $12,480   $12,730   $12,940   $13,351   $13,749   $13,938   $15,116
CNI California
 Tax-Exempt Bond
 Fund, Class N           $10,000   $10,532   $11,277   $12,112   $12,399   $12,627   $12,803   $13,163   $13,534   $13,685   $14,800
Barclays CA Inter
 mediate-Short
 Municipal Index         $10,000   $10,545   $11,403   $12,272   $12,633   $13,000   $13,250   $13,677   $14,185   $14,690   $16,020
Lipper CA Short/Inter
 mediate Municipal
 Objective               $10,000   $10,449   $11,132   $11,810   $12,051   $12,253   $12,667   $13,070   $13,406   $13,424   $14,359

----------
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS


                                 Ticker     1-Year     3-Year     5-Year     Inception
Shares                           Symbol     Return     Return     Return     to Date
--------------------------------------------------------------------------------------
Institutional Class (1)#         CNTIX       8.45%      4.22%      3.50%         4.35%
--------------------------------------------------------------------------------------
Class N (2)+                     CCTEX       8.15%      3.99%      3.23%         4.12%

----------
(1)  Commenced operations on January 14, 2000.

(2)  Commenced operations on April 13, 2000.

 # The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

 + Class N Shares' performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Class Shares.The performance of the Institutional Class Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class N Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings*
                                                % OF PORTFOLIO
Golden State, Tobacco
     Settlement, Ser B, RB
     Pre-Refunded @ 100
     5.500%, 06/01/13                                      2.8
Orange County, Public Financing
     Authority, RB, NATL-RE
     5.000%, 07/01/17                                      2.7
Golden State, Tobacco
     Settlement, Ser A-1, RB
     Pre-Refunded @ 100
     6.750%, 06/01/13                                      2.5
San Francisco (City & County),
     Public Utilities Commission,
     Ser B, RB
     5.000%, 11/01/19                                      2.2
Los Angeles, Wastewater Systems
     Authority, Ser A, RB
     5.000%, 06/01/14                                      2.1
Gilroy, Unified School District,
     GO, NATL-RE FGIC
     Callable 08/01/13 @ 100
     5.250%, 08/01/19                                      2.1
Sacramento, Municipal Utility
     District Ser T, RB, NATL-RE FGIC
     Callable 05/15/14 @ 100
     5.250%, 5/15/22                                       2.1
San Diego, Public Facilities
     Financing Authority Ser B, RB
     5.000%, 05/15/14                                      2.1
California State, Department of
     Water Resources Power Supply
     Project, Ser H, RB, FSA
     Callable 05/01/18 @ 100
     5.000%, 05/01/21                                      2.1
Arizona State, School Facilities
     Board, Ser C, COP, FSA
     Callable 09/01/14 @ 100
     5.000%, 09/01/15                                      2.1

----------
*    Excluding Cash Equivalents

                          CNI CHARTER FUNDS | PAGE 16
fund overview
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

The Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund may also invest in fixed income securities rated below investment grade issued by governments and agencies, both U.S. and foreign, and in equity securities. The Fund seeks to invest in securities that offer a high current yield as well as total return potential and diversifies across issuers, industries and sectors to control risks.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI High Yield Bond Fund, Institutional Class or Class N Shares, versus the Citigroup High Yield Market Capped Index and the Lipper High Current Yield Bond Funds Objective(1)

                                  (LINE GRAPH)

Initial Investment
Date                     1/14/00    SEP 00    SEP 01    SEP 02    SEP 03    SEP 04    SEP 05    SEP 06    SEP 07    SEP 08    SEP 09
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
CNI High Yield
Bond Fund,
 Institutional           $10,000   $10,421   $10,165   $10,654   $12,757   $14,349   $15,044   $16,082   $17,251   $15,556   $17,569
CNI High Yield
 Bond Fund, Class N      $10,000   $10,394   $10,109   $10,563   $12,611   $14,142   $14,784   $15,756   $16,852   $15,150   $17,060
Citigroup High
 Yield Market Capped
 Index                   $10,000   $ 9,973   $ 9,372   $ 9,458   $12,390   $13,914   $14,792   $15,793   $16,985   $15,533   $17,685
Citigroup High
 Yield Market Index      $10,000   $ 9,973   $ 9,372   $ 9,058   $12,072   $13,588   $14,470   $15,569   $16,761   $14,807   $17,922
Lipper High Current
 Yield Objective         $10,000   $ 9,921   $ 9,114   $ 8,945   $11,282   $12,571   $13,380   $14,301   $15,360   $13,758   $15,562

----------
(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

                                 Ticker     1-Year     3-Year     5-Year     Inception
Shares                           Symbol     Return     Return     Return      to Date
--------------------------------------------------------------------------------------
Institutional Class (1)#         CHYIX       12.94%     2.99%      4.13%         5.97%
--------------------------------------------------------------------------------------
Class N (1)                      CHBAX       12.61%     2.69%      3.82%         5.65%
--------------------------------------------------------------------------------------

----------
(1)  Commenced operations on January 14, 2000.

# The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

Top Ten Holdings


                                                % OF PORTFOLIO
Torchmark
     9.250%, 06/15/19                                      1.7
Stone Energy
     8.250%, 12/15/11                                      1.4
McMoRan Exploration
     11.875%, 11/15/14                                     1.1
Nuveen Investments
     10.500%, 11/15/15                                     1.1
Douglas Dynamics
     7.750%, 01/15/12                                      1.1
First Data
     9.875%, 09/24/15                                      1.0
VWR Funding
     10.250%, 07/15/15                                     1.0
GMAC
     6.750%, 12/01/14                                      1.0
MetroPCS Wireless
     9.250%, 11/01/14                                      1.0
Energy Future Holdings
     10.875%, 11/01/17                                     1.0

                          CNI CHARTER FUNDS | PAGE 17
investment adviser's report
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

MONEY MARKET FUNDS

In last year's annual report, we reported on the massive flight to quality by investors after a complete seizing of the liquidity and credit markets. Credit conditions deteriorated dramatically after the bankruptcy of Lehman Brothers on September 15, 2008.This deterioration played a major role in underscoring the risks (either absolute or perceived) for all debt instruments.This includes the risks inherent in commercial paper instruments, which are short-term financing instruments used by corporations and purchased by many money market mutual funds.

During the fourth quarter of 2008, the Federal Reserve Bank ("Fed") introduced three new lending facilities in order to address the deteriorating credit conditions and illiquidity in the financial markets. Specifically, the (1) Asset Backed Commercial Paper & Money Market Mutual Fund Liquidity Facility; (2) Commercial Paper Funding Facility; and (3) Money Market Investor Funding Facility dramatically assisted in un-seizing the commercial paper markets.

In addition to the Fed, the Treasury took unprecedented steps this past year to avert further negative effects from the credit and liquidity crises. One key step created to support ongoing stability in money market mutual funds was the Treasury's Temporary Guarantee Program for Money Market Funds. This expired in September 2009.

With all this as a brief backdrop to what is considered by most as the worst financial crisis since the Great Depression, most effects of the liquidity crisis of the past two years are over. Short-term instruments like commercial paper are no longer a major concern -- and most of today's focus for money market funds is on rates.

As of this writing, the effective fed funds target rate is at 0 to 0.25% -- where it has remained since late 2008.The Fed lowered its target rate a few times from last year's 2% level in order to lower borrowing costs for banks, corporations and eventually consumers. Since most money market instrument yields are based on the Fed Funds rate, this put downward pressure on the yields for the underlying securities found in money market funds. In fact, according to iMoney, 23% of all Money Market Funds were yielding 0% as of September 30, 2009.This had a negative effect on money market fund balances, which are down 15% year-to-date as investors move money into other asset classes or banking instruments.

FUND COMMENTARY

     o The PRIME MONEY MARKET FUND continued to emphasize high quality liquid issuers as a way to garner yield while keeping an emphasis on risk management.With our strategy focusing primarily on the highest quality and liquid issuers, the Fund fared very well during this period.We've also managed the average life of the Fund to around 40 days in order to maintain higher yielding holdings in this very low interest rate environment. Until we get evidence of sustained economic growth, we will maintain the Fund's 40-50 day average life.

     o The GOVERNMENT MONEY MARKET FUND was positioned well for changes in Fed policy and the lower economic growth environment.We have maintained the maturity profile to over 45 days average life in the Fund in order to benefit from higher yielding holdings in the face of continued low interest rates for the coming quarters.

     o Our objective for the CALIFORNIA TAX EXEMPT MONEY MARKET FUND continues to focus on the fundamental objective of safety and liquidity.We have maintained a 30 day average life in the fund by emphasizing high quality short-term assets. Additionally, we continue to watch the state of California very closely as the economic crisis continues to put pressure on the state and local issuers.We have not owned direct issues of California General Obligations due to the uncertainty in their ratings and budgetary imbalances.The size of the state and the diverse

                          CNI CHARTER FUNDS | PAGE 18
          nature of its economic makeup should help to weather the poor economic conditions, and we remain confident in our risk management and security selection.We will look to maintain the average days to maturity while participating in new issue opportunities and yields.

STRATEGIC OUTLOOK

Our outlook remains favorable for the credit and liquidity environments for money market instruments. The measures taken by the Fed and Treasury restored the market and investor confidence relatively quickly, and most of those measures are no longer in place since the markets have been normalized for quite some time. However, due to pressure on growth for the U.S. economy and high unemployment expected for most of 2010, the Fed will most likely keep interest rates at exceptionally low levels which will affect interest rates for all money market mutual funds. Our Money Market Funds are positioned well for a low rate environment and slow economic growth in coming quarters.We remained focused, as always, on safety and liquidity as we have position ourselves for continued economic uncertainty and the eventual rise in interest rates. We will attempt to keep around a 40-50 day average life in our funds in order to maintain an optimal yield until we see signs of sustained rebound to the economy and employment. As always, City National Asset Management, Inc. continues to monitor the objectives of the Funds very closely and seek opportunities in the markets to best serve our shareholders.

Sincerely,

/s/ Rodney J. Olea
-----------------------------------------
Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR ADVICE REGARDING ANY INVESTMENT. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

                          CNI CHARTER FUNDS | PAGE 19
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

                                  (BAR CHART)

SECTOR WEIGHTINGS (UNAUDITED)*:

Financials                    25.1%
Healthcare                    12.1%
Industrials                   11.9%
Consumer Staples              11.0%
Consumer Discretionary        10.0%
Utilities                      7.5%
Information Technology         6.9%
Telecommunication Services     6.3%
Materials                      4.4%
Energy                         3.1%
Short-Term Investments         1.7%

----------
*     Percentages based on total investments.

DESCRIPTION                                         SHARES   VALUE (000)
------------------------------------------------------------------------
COMMON STOCK [98.3%]
   AEROSPACE & DEFENSE [3.7%]
   General Dynamics                                  9,000   $      581
   Goodrich                                         16,400          891
   Lockheed Martin                                   4,400          344
   Northrop Grumman                                 14,500          750
   Raytheon                                         17,400          835
------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                      3,401
========================================================================

   AIR FREIGHT & LOGISTICS [0.8%]
   FedEx                                             9,600          722
========================================================================
   BEVERAGES [3.6%]
   Coca-Cola                                        24,700        1,326
   Coca-Cola Enterprises                            25,200          540
   Molson Coors Brewing, Cl B                       15,400          750
   Pepsi Bottling Group                             17,300          630
------------------------------------------------------------------------

   TOTAL BEVERAGES                                                3,246
========================================================================

   BIOTECHNOLOGY [1.6%]
   Amgen*                                            9,000          542
   Genzyme - General Division*                      10,000          567
   Gilead Sciences*                                  7,000          326
------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                            1,435
========================================================================

   CAPITAL MARKETS [5.9%]
   Bank of New York Mellon                          36,900        1,070
   Charles Schwab                                   17,000          325
   Goldman Sachs Group                              11,200        2,065

DESCRIPTION                                         SHARES   VALUE (000)
------------------------------------------------------------------------
   Morgan Stanley                                   35,700   $    1,102
   State Street                                     15,000          789
------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                         5,351
========================================================================

   CHEMICALS [3.0%]
   Dow Chemical                                     36,000          939
   EI Du Pont de Nemours                            28,500          916
   PPG Industries                                   14,000          815
------------------------------------------------------------------------

   TOTAL CHEMICALS                                                2,670
========================================================================

   COMMERCIAL BANKS [5.2%]
   BB&T                                             21,100          575
   PNC Financial Services Group                      7,300          355
   US Bancorp                                       49,000        1,071
   Wells Fargo                                      94,960        2,676
------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                         4,677
========================================================================

   COMPUTERS & PERIPHERALS [3.7%]
   EMC*                                             12,000          205
   Hewlett-Packard                                  36,600        1,728
   IBM                                              11,600        1,387
------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                  3,320
========================================================================

   CONSTRUCTION & ENGINEERING [0.6%]
   Fluor                                            10,100          513
========================================================================
   CONTAINERS & PACKAGING [0.7%]
   Ball                                             13,200          649
========================================================================
   DIVERSIFIED FINANCIAL SERVICES [5.2%]
   Bank of America                                  48,000          812
   JPMorgan Chase                                   83,200        3,646
   Nasdaq OMX Group*                                12,000          253
------------------------------------------------------------------------

   TOTAL DIVERSIFIED FINANCIAL SERVICES                           4,711
========================================================================

   DIVERSIFIED TELECOMMUNICATION SERVICES [6.2%]
   AT&T                                            126,617        3,420
   Verizon Communications                           73,509        2,225
------------------------------------------------------------------------

   TOTAL DIVERSIFIED
     TELECOMMUNICATION SERVICES                                   5,645
========================================================================

   ELECTRIC UTILITIES [4.5%]
   Allegheny Energy                                 14,000          371
   American Electric Power                          13,000          403

SEE ACCOMPANYING NOTES TO FINANACIAL STATEMENTS

                            CNI CHARTER FUNDS | PAGE 20
schedule of investments
September 30, 2009
--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------
   Edison International                             32,600     $  1,095
   Entergy                                           6,800          543
   FirstEnergy                                       7,600          348
   FPL Group                                        10,200          563
   PPL                                              24,100          731
------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                       4,054
========================================================================

   ELECTRICAL EQUIPMENT [1.0%]
   Corning                                          37,100          568
   Emerson Electric                                 10,200          409
------------------------------------------------------------------------

   TOTAL ELECTRICAL EQUIPMENT                                       977
========================================================================

   ENERGY EQUIPMENT & SERVICES [0.3%]
   National Oilwell Varco*                           5,500          237
========================================================================

   FOOD & STAPLES RETAILING [3.7%]
   CVS                                              20,700          740
   Kroger                                           30,800          635
   Safeway                                          21,400          422
   Wal-Mart Stores                                  31,000        1,522
------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                 3,319
========================================================================

   FOOD PRODUCTS [1.9%]
   Archer-Daniels-Midland                           22,400          654
   ConAgra Foods                                    12,500          271
   General Mills                                     7,500          483
   Sara Lee                                         27,000          301
------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                            1,709
========================================================================

   HEALTH CARE EQUIPMENT & SUPPLIES [1.8%]
   Baxter International                             12,500          713
   Becton Dickinson                                  5,500          383
   Covidien                                         12,800          554
------------------------------------------------------------------------

   TOTAL HEALTH CARE
     EQUIPMENT & SUPPLIES                                         1,650
========================================================================

   HEALTH CARE PROVIDERS & SERVICES [2.6%]
   Aetna                                            27,600          768
   Cigna                                            23,500          660
   McKesson                                         15,000          894
------------------------------------------------------------------------

   TOTAL HEALTH CARE
     PROVIDERS & SERVICES                                         2,322
========================================================================

DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE [1.2%]
   Carnival                                         14,300     $    476
   Darden Restaurants                               17,000          580
------------------------------------------------------------------------

   TOTAL HOTELS, RESTAURANTS & LEISURE                            1,056
========================================================================
   HOUSEHOLD DURABLES [0.7%]
   Whirlpool                                         8,700          609
========================================================================
   HOUSEHOLD PRODUCTS [1.8%]
   Procter & Gamble                                 28,500        1,651
========================================================================
   INDUSTRIAL CONGLOMERATES [2.0%]
   General Electric                                 80,500        1,322
   Tyco International                               13,600          469
------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                 1,791
========================================================================
   INSURANCE [8.9%]
   ACE                                              24,600        1,315
   Aflac                                            16,000          684
   Allstate                                         17,000          521
   Assurant                                         14,800          475
   Chubb                                            23,000        1,159
   MetLife                                          38,406        1,462
   Prudential Financial                              7,800          389
   Travelers                                        27,000        1,329
   Unum Group                                       30,000          643
------------------------------------------------------------------------

   TOTAL INSURANCE                                                7,977
========================================================================

   IT SERVICES [0.3%]
   Western Union                                    16,000          303
========================================================================

   MACHINERY [1.3%]
   Caterpillar                                      10,600          544
   Eaton                                             3,900          221
   Parker Hannifin                                   7,700          399
------------------------------------------------------------------------

   TOTAL MACHINERY                                                1,164
========================================================================

   MEDIA [4.1%]
   CBS, Cl B                                        31,250          376
   Comcast, Cl A                                    48,200          814
   Omnicom Group                                    14,700          543
   Time Warner                                      27,933          804
   Viacom, Cl B*                                    23,000          645
   Walt Disney                                      18,100          497
------------------------------------------------------------------------

   TOTAL MEDIA                                                    3,679
========================================================================

SEE ACCOMPANYING NOTES TO FINANACIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 21
schedule of investments
SEPTEMBER 30, 2009
------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------
   METALS & MINING [0.2%]
   United States Steel                             4,000      $    178
========================================================================

   MULTILINE RETAIL [0.8%]
   Target                                          15,500           724
========================================================================

   MULTI-UTILITIES [3.0%]
   Dominion Resources                              13,700           473
   PG&E                                            20,300           822
   Public Service Enterprise Group                 22,100           695
   Sempra Energy                                   14,000           697
-----------------------------------------------------------------------

   TOTAL MULTI-UTILITIES                                          2,687
========================================================================

   OIL, GAS & CONSUMABLE FUELS [2.8%]
   Chevron                                         8,240            580
   ConocoPhillips                                  10,580           478
   Occidental Petroleum                            19,000         1,490
------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                              2,548
========================================================================

   PAPER & FOREST PRODUCTS [0.5%]
   MeadWestvaco                                    20,400           455
========================================================================

   PHARMACEUTICALS [6.1%]
   Abbott Laboratories                             21,700         1,074
   Bristol-Myers Squibb                            66,000         1,486
   Eli Lilly                                       16,000           528
   Merck                                           23,100           731
   Pfizer                                          104,000        1,721
------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                          5,540
========================================================================

   ROAD & RAIL [3.0%]
   CSX                                             31,400         1,315
   Norfolk Southern                                12,600           543
   Union Pacific                                   14,500           846
-----------------------------------------------------------------------

   TOTAL ROAD & RAIL                                              2,704
========================================================================

   SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT [1.2%]
   Texas Instruments                               44,900         1,063
========================================================================

   SOFTWARE [1.1%]
   Microsoft                                       37,500           971
========================================================================

DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------
   SPECIALTY RETAIL [1.9%]
   Best Buy                                        12,200      $    458
   Lowe's                                          22,500           471
   RadioShack                                      21,200           351
   Sherwin-Williams                                 8,200           493
========================================================================

   TOTAL SPECIALTY RETAIL                                         1,773
========================================================================

   TEXTILES, APPAREL & LUXURY GOODS [1.3%]
   Nike, Cl B                                      17,900         1,158
 =======================================================================

   WIRELESS TELECOMMUNICATION SERVICES [0.1%]
   Sprint Nextel*                                  20,000            79
========================================================================

   TOTAL COMMON STOCK
   (Cost $ 92,437)                                               88,718
========================================================================

CASH EQUIVALENTS [1.7%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 0.270%**                               766,710          767
   Goldman Sachs Financial
      Square Funds - Government
      Fund, 0.080%**                               789,008          789
------------------------------------------------------------------------
   TOTAL CASH EQUIVALENTS
   (Cost $ 1,556)                                                 1,556
========================================================================

   TOTAL INVESTMENTS [100.0%]
   (Cost $ 93,993)                                            $  90,274
========================================================================

----------
Percentages are based on Net Assets of $90,268 ($ Thousands).

*     Non-income producing security.

**    The rate reported is the 7-day current yield as of September 30, 2009.

Cl -- Class

The following is a summary of the inputs used as of September
30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities   Level 1    Level 2   Level 3   Total
                            --------   -------   -------   -------
Common Stock                $ 88,718   $    --   $    --   $88,718
Cash Equivalents               1,556        --        --     1,556
                            --------   -------   -------   -------

Total Investments in
      Securities            $ 90,274   $    --   $    --   $90,274
                            ========   =======   =======   =======

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.


See accompanying notes to financial statements.

                           CNI CHARTER FUNDS | PAGE 22
schedule of investments
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

SECTOR WEIGHTINGS (UNAUDITED)*:

                       (BAR CHART)

Information Technology             28.9%
Energy                             19.4%
Healthcare                         13.5%
Consumer Staples                   11.3%
Consumer Discretionary              8.3%
Industrials                         8.3%
Financials                          5.7%
Materials                           2.5%
Short-Term Investments              1.9%
Utilities                           0.2%

------------------
*    Percentages based on total investments.

------------------------------------------------------------------------
DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------
COMMON STOCK [98.1%]
     AEROSPACE & DEFENSE [2.9%]
     Boeing                                        3,900         $   211
     L-3 Communications Holdings,
         Cl 3                                      3,000             241
     Lockheed Martin                               3,300             258
     Precision Castparts                           3,600             367
------------------------------------------------------------------------

     TOTAL AEROSPACE & DEFENSE                                     1,077
========================================================================

     AIR FREIGHT & LOGISTICS [0.7%]
     Expeditors International of
         Washington                                7,700             271
========================================================================

     BEVERAGES [2.8%]
     Coca-Cola                                     5,800             311
     PepsiCo                                      12,200             716
------------------------------------------------------------------------

     TOTAL BEVERAGES                                               1,027
========================================================================

     BIOTECHNOLOGY [4.1%]
     Amgen*                                        4,000             241
     Celgene*                                      7,000             391
     Genzyme - General Division*                   6,500             369
     Gilead Sciences*                             11,400             531
------------------------------------------------------------------------

     TOTAL BIOTECHNOLOGY                                           1,532
========================================================================

     CAPITAL MARKETS [4.1%]
     Franklin Resources                            4,500             453
     Goldman Sachs Group                           4,000             737
     T Rowe Price Group                            7,000             320
------------------------------------------------------------------------

     TOTAL CAPITAL MARKETS                                         1,510
========================================================================

------------------------------------------------------------------------
DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------

     CHEMICALS [0.9%]
     Monsanto                                       4,200        $   325
========================================================================

     COMMERCIAL SERVICES & SUPPLIES [0.7%]
     Pitney Bowes                                   2,100             52
     RR Donnelley & Sons                            9,900            211
------------------------------------------------------------------------

     TOTAL COMMERCIAL SERVICES
         & SUPPLIES                                                  263
========================================================================

     COMMUNICATIONS EQUIPMENT [4.1%]
     Cisco Systems*                                 8,000            188
     Harris                                         5,100            192
     Qualcomm                                      25,500          1,147
------------------------------------------------------------------------

     TOTAL COMMUNICATIONS
         EQUIPMENT                                                 1,527
========================================================================

     COMPUTERS & PERIPHERALS [7.3%]
     Apple*                                         4,575            848
     Hewlett-Packard                               13,723            648
     IBM                                           10,200          1,220
     -------------------------------------------------------------------

     TOTAL COMPUTERS &
         PERIPHERALS                                               2,716
========================================================================

     CONSTRUCTION & ENGINEERING [0.9%]
     Fluor                                          3,500            178
     Jacobs Engineering Group*                      3,700            170
     -------------------------------------------------------------------

     TOTAL CONSTRUCTION &
         ENGINEERING                                                 348
========================================================================

     DIVERSIFIED CONSUMER SERVICES [0.4%]
     Apollo Group, Cl A*                            2,000            147
========================================================================

     DIVERSIFIED FINANCIAL SERVICES [0.6%]
     CME Group, Cl A                                  700            216
========================================================================

     ELECTRIC UTILITIES [0.2%]
     Edison International                           2,200             74
========================================================================

     ENERGY EQUIPMENT & SERVICES [4.7%]
     Baker Hughes                                   4,500            192
     ENSCO International                           10,300            438
     Noble                                          8,000            304
     Schlumberger                                  11,300            673
     Smith International                            4,700            135
------------------------------------------------------------------------

     TOTAL ENERGY EQUIPMENT &
         SERVICES                                                  1,742
========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 23
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------
     FOOD & STAPLES RETAILING [2.4%]
     Wal-Mart Stores                               18,075    $       887
========================================================================

     FOOD PRODUCTS [1.1%]
     Campbell Soup                                  3,500            114
     Kellogg                                        5,700            281
------------------------------------------------------------------------

     TOTAL FOOD PRODUCTS                                            395
========================================================================

     HEALTH CARE EQUIPMENT & SUPPLIES [3.2%]
     Bard (C.R.)                                    3,200            252
     Baxter International                           5,000            285
     Stryker                                        9,300            422
     Zimmer Holdings*                               4,000            214
------------------------------------------------------------------------

     TOTAL HEALTH CARE
         EQUIPMENT & SUPPLIES                                      1,173
========================================================================

     HEALTH CARE PROVIDERS & SERVICES [2.3%]
     DaVita*                                        3,400            193
     McKesson                                       3,300            196
     UnitedHealth Group                            18,700            468
------------------------------------------------------------------------

     TOTAL HEALTH CARE PROVIDERS
         & SERVICES                                                  857
========================================================================

     HOUSEHOLD PRODUCTS [4.3%]
     Colgate-Palmolive                              9,400            717
     Procter & Gamble                              15,102            875
------------------------------------------------------------------------

     TOTAL HOUSEHOLD PRODUCTS                                      1,592
========================================================================

     INSURANCE [0.7%]
     Aflac                                          6,600            282
========================================================================

     INTERNET & CATALOG RETAIL [1.1%]
     Amazon.Com*                                    4,400            411
========================================================================

     INTERNET SOFTWARE & SERVICES [6.1%]
     eBay*                                         30,575           722
     Google, Cl A*                                  2,600         1,289
     Yahoo!*                                       15,000           267
------------------------------------------------------------------------

     TOTAL INTERNET SOFTWARE &
         SERVICES                                                 2,278
========================================================================
     IT SERVICES [1.2%]
     Cognizant Technology Solutions,
         Cl A*                                     6,700            259
     Western Union                                 9,600            182
------------------------------------------------------------------------

     TOTAL IT SERVICES                                              441
========================================================================

DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------

     MACHINERY [2.2%]
     Caterpillar                                   10,700    $       549
     Danaher                                        4,100            276
------------------------------------------------------------------------

     TOTAL MACHINERY                                                 825
========================================================================

     MEDIA [1.8%]
     Comcast, Cl A                                 18,150            306
     DIRECTV Group*                                 4,900            135
     Omnicom Group                                  6,000            222
------------------------------------------------------------------------

     TOTAL MEDIA                                                     663
========================================================================

     METALS & MINING [1.6%]
     Freeport-McMoRan Copper
         & Gold                                    6,000             412
     Nucor                                         4,200             197
------------------------------------------------------------------------

     TOTAL METALS & MINING                                           609
========================================================================
     MULTILINE RETAIL [0.5%]
     Target                                        4,000             187
========================================================================

     OIL, GAS & CONSUMABLE FUELS [14.7%]
     Apache                                        3,300             303
     Chevron                                      18,000           1,268
     EOG Resources                                 4,900             409
     Exxon Mobil                                  32,000           2,196
     Hess                                          2,800             150
     Occidental Petroleum                          7,000             549
     Southwestern Energy*                          5,000             213
     XTO Energy                                    9,400             388
------------------------------------------------------------------------

     TOTAL OIL, GAS &
         CONSUMABLE FUELS                                          5,476
========================================================================

     PERSONAL PRODUCTS [0.7%]
     Avon Products                                  8,300            282
========================================================================

     PHARMACEUTICALS  [3.9%]
     Abbott Laboratories                            5,000            248
     Allergan                                       3,600            204
     Johnson & Johnson                             16,664          1,015
------------------------------------------------------------------------

     TOTAL PHARMACEUTICALS                                         1,467
========================================================================

     PROFESSIONAL SERVICES [0.6%]
     Robert Half International                      8,400            210
========================================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 24
schedule of investments
SEPTEMBER 30, 2009
------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------
     ROAD & RAIL [0.3%]
     CSX                                            2,300    $        96
========================================================================

     SEMICONDUCTORS &
         SEMICONDUCTOR EQUIPMENT [1.6%]
     Intel                                          5,000             98
     MEMC Electronic Materials*                     9,500            158
     Texas Instruments                             14,400            341
------------------------------------------------------------------------

     TOTAL SEMICONDUCTORS &
         SEMICONDUCTOR EQUIPMENT                                     597
========================================================================

     SOFTWARE [8.6%]
     Adobe Systems*                                 6,000            198
     Autodesk*                                      5,000            119
     Microsoft                                     62,180          1,610
     Oracle                                        43,265            901
     Symantec*                                     21,300            351
------------------------------------------------------------------------

     TOTAL SOFTWARE                                                3,179
========================================================================

     SPECIALTY RETAIL [2.0%]
     Autozone*                                     2,500             366
     Best Buy                                      4,900             184
     GameStop, Cl A*                               8,100             214
------------------------------------------------------------------------

     TOTAL SPECIALTY RETAIL                                          764
========================================================================

     TEXTILES, APPAREL & LUXURY GOODS [2.5%]
     Coach*                                        18,100            596
     Nike, Cl B                                     5,000            323
------------------------------------------------------------------------

     TOTAL TEXTILES, APPAREL &
         LUXURY GOODS                                                919
========================================================================

     THRIFTS & MORTGAGE FINANCE [0.3%]
     Hudson City Bancorp                            8,000            105
========================================================================

             TOTAL COMMON STOCK
                 (Cost $35,797)                                   36,470
========================================================================

DESCRIPTION                                        SHARES    VALUE (000)
------------------------------------------------------------------------
CASH EQUIVALENTS [1.9%]
    Fidelity Institutional Domestic
        Money Market Portfolio, Cl I,
        0.270%**                                   561,337   $       561
    Goldman Sachs Financial Square
        Funds - Government Fund,
        0.080%**                                   151,553           152
------------------------------------------------------------------------

            TOTAL CASH EQUIVALENTS
                (Cost $ 713)                                         713
========================================================================

            TOTAL INVESTMENTS [100.0%]
                (Cost $ 36,510)                              $    37,183
========================================================================

----------
PERCENTAGES ARE BASED ON NET ASSETS OF $37,170 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

** THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF SEPTEMBER 30, 2009. CL -- CLASS

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities                           Level 1     Level 2    Level 3    Total
                                                    ---------   --------   -------    -------
Common Stock                                        $ 36,470    $    --    $    --    $36,470
Cash Equivalents                                         713         --         --        713
                                                    --------    -------    -------    -------
Total Investments in
     Securities                                     $ 37,183    $  --      $    --    $37,183
                                                    ========    =======    =======    =======

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 25
schedule of investments
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND
                                  (BAR CHART)

SECTOR WEIGHTINGS (UNAUDITED)*:

Consumer Discretionary   24.3%
Financials               20.2%
Materials                10.6%
Short-Term Investments   10.6%
Industrials              10.2%
Consumer Staples          9.7%
Information Technology    8.9%
Healthcare                3.5%
Energy                    2.0%

----------
*    Percentages based on total investments.

DESCRIPTION                                SHARES   VALUE (000)
---------------------------------------------------------------
COMMON STOCK [90.7%]
   CHEMICALS [6.5%]
   Nalco Holding                           48,200   $       988
   Spartech                                49,400           532
---------------------------------------------------------------

   TOTAL CHEMICALS                                        1,520
===============================================================

   COMMERCIAL BANKS [2.6%]
   Wilmington Trust                        42,300          600
===============================================================

   CONSTRUCTION MATERIALS [2.1%]
   Eagle Materials                         17,000           486
===============================================================

   DIVERSIFIED CONSUMER SERVICES [2.0%]
   Coinstar*                               14,300           472
===============================================================

   ENERGY EQUIPMENT & SERVICES [2.0%]
   Exterran Holdings*                      19,400           461
===============================================================

   FOOD PRODUCTS [3.7%]
   Ralcorp Holdings*                       14,700           859
===============================================================

   FOOD, BEVERAGE & TOBACCO [2.0%]
   Universal                               11,300           473
===============================================================

   HOTELS, RESTAURANTS & LEISURE [4.1%]
   Wendy's/Arby's Group, Cl A             200,039           946
===============================================================

   HOUSEHOLD PRODUCTS [6.3%]
   Central Garden & Pet, Cl A*             88,500           967
   Scotts Miracle-Gro, Cl A                11,900           511
---------------------------------------------------------------

   TOTAL HOUSEHOLD PRODUCTS                               1,478
===============================================================

DESCRIPTION                                SHARES   VALUE (000)
---------------------------------------------------------------
   INSURANCE [13.8%]
   Alleghany*                               3,837   $       994
   First American                          17,100           554
   Hilltop Holdings*                       35,500           435
   White Mountains Insurance
      Group                                 4,000         1,228
---------------------------------------------------------------

   TOTAL INSURANCE                                        3,211
===============================================================

   INTERNET & CATALOG RETAIL [4.4%]
   Liberty Media - Interactive,
      Ser A*                               93,900         1,030
===============================================================

   INTERNET SOFTWARE & SERVICES [3.2%]
   United Online                           93,000           748
===============================================================

   IT SERVICES [2.1%]
   Global Cash Access Holdings*            67,100           490
===============================================================

   LIFE SCIENCES TOOLS & SERVICES [3.6%]
   PerkinElmer                             43,600           839
===============================================================

   MACHINERY [10.4%]
   Actuant, Cl A                           60,900           978
   Altra Holdings*                         50,000           560
   Crane                                   17,700           457
   IDEX                                    15,400           430
===============================================================

   TOTAL MACHINERY                                        2,425
===============================================================

   MEDIA [12.0%]
   Fisher Communications*                   9,899           180
   Liberty Media - Capital,
      Ser A*                               48,102         1,006
   Virgin Media                            42,300           589
   Washington Post, Cl B                    2,200         1,030
---------------------------------------------------------------

   TOTAL MEDIA                                            2,805
===============================================================

   REAL ESTATE INVESTMENT TRUSTS [4.1%]
   Chimera Investment                     251,000           959
===============================================================

   SOFTWARE [3.7%]
   Fair Isaac                              21,300           458
   PLATO Learning*                         92,400           399
---------------------------------------------------------------

   TOTAL SOFTWARE                                           857
===============================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   CNI CHARTER FUNDS | PAGE 26
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND (CONCLUDED)

                                          SHARES/FACE
DESCRIPTION                               AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------
   SPECIALTY RETAIL [2.1%]
   Syms*                                        60,000         $       485
==========================================================================

      TOTAL COMMON STOCK
         (Cost $ 17,301)                                            21,144
==========================================================================

REPURCHASE AGREEMENT (A) [10.8%]
   Morgan Stanley
      0.040%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase price $ 2,509,495
      (collateralized by a U.S.
      Treasury Note, par value
      $1,501,502, 3.875%, 4/15/29;
      with total market value
      $2,559,687)                          $     2,509              2,509
--------------------------------------------------------------------------

      TOTAL REPURCHASE AGREEMENT
         (Cost $2,509)                                              2,509
==========================================================================

      TOTAL INVESTMENTS [101.5%]
         (Cost $19,810)                                        $   23,653
==========================================================================

----------
PERCENTAGES  ARE BASED ON NET ASSETS OF $23,298 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

(A) TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities    Level 1   Level 2   Level 3    Total
                             -------   -------   -------   -------
Common Stock                 $21,144   $   --   $    --   $21,144
Repurchase Agreement              --    2,509        --     2,509
                             -------   ------   -------   -------

Total Investments in
   Securities                $21,144   $2,509   $    --   $23,653
                             =======   ======   =======   =======

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 27
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

OPPORTUNISTIC VALUE FUND

SECTOR WEIGHTINGS (UNAUDITED)*:

                                  (BAR CHART)

Financials                   20.9%
Healthcare                   17.1%
Energy                       15.0%
Information Technology       12.8%
Consumer Staples              9.8%
Materials                     7.4%
Industrials                   6.8%
Consumer Discretionary        4.3%
Short-Term Investments        4.0%
Telecommunication Services    1.9%

----------
*    Percentages based on total investments.

DESCRIPTION                           SHARES   VALUE (000)
----------------------------------------------------------
COMMON STOCK [96.9%]
   BEVERAGES [2.3%]
   PepsiCo                            10,200   $       598
==========================================================

   CHEMICALS [1.4%]
   Potash Corp of Saskatchewan         4,000           361
==========================================================

   COMMERCIAL BANKS [7.0%]
   BB&T                                9,300           253
   M&T Bank                            6,800           424
   US Bancorp                         41,000           896
   Wells Fargo                         9,000           254
----------------------------------------------------------

   TOTAL COMMERCIAL BANKS                            1,827
==========================================================

   COMMERCIAL SERVICES & SUPPLIES
      [1.2%]
   Avery Dennison                      8,400           303
==========================================================

   COMMUNICATIONS EQUIPMENT [2.7%]
   Nokia ADR                          48,000           702
==========================================================

   COMPUTERS & PERIPHERALS [2.7%]
   Dell*                              45,500           694
==========================================================

   CONTAINERS & PACKAGING [3.9%]
   Crown Holdings*                    18,100           492
   Sealed Air                         27,900           548
----------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                      1,040
==========================================================

   DISTRIBUTORS [1.4%]
   Genuine Parts                      10,000           381
==========================================================

DESCRIPTION                           SHARES   VALUE (000)
----------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES
      [3.1%]
   IntercontinentalExchange*           2,100   $       204
   Nasdaq OMX Group*                  29,000           611
----------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL
      SERVICES                                         815
==========================================================

   DIVERSIFIED TELECOMMUNICATION
      SERVICES [1.9%]
   AT&T                               18,500           500
==========================================================

   ELECTRICAL EQUIPMENT [2.2%]
   Baldor Electric                    21,400           585
==========================================================

   ENERGY EQUIPMENT & SERVICES
      [5.5%]
   Exterran Holdings*                 27,800           660
   Unit*                              19,000           784
----------------------------------------------------------

   TOTAL ENERGY EQUIPMENT &
      SERVICES                                       1,444
==========================================================

   FOOD & STAPLES RETAILING [4.7%]
   SUPERVALU                          37,900           571
   Walgreen                           18,000           674
----------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                    1,245
==========================================================

   FOOD PRODUCTS [2.9%]
   Del Monte Foods                    65,600           760
==========================================================

   HEALTH CARE EQUIPMENT & SUPPLIES
      [2.9%]
   Covidien                           17,900           774
==========================================================

   HEALTH CARE PROVIDERS & SERVICES
      [9.5%]
   Laboratory Corp of America
      Holdings*                       7,800            513
   McKesson                           10,900           649
   Patterson*                         20,300           553
   Quest Diagnostics                  14,700           767
----------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS
      & SERVICES                                     2,482
==========================================================

   INDUSTRIAL CONGLOMERATES [3.4%]
   Tyco International                 26,200           903
==========================================================

   INSURANCE [8.0%]
   Chubb                              14,000           706
   HCC Insurance Holdings             32,400           886
   Unum Group                         24,000           514
----------------------------------------------------------

   TOTAL INSURANCE                                   2,106
==========================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 28
schedule of investments
SEPTEMBER 30, 2009
-------------------------------------------------------------------------------

OPPORTUNISTIC VALUE FUND (CONCLUDED)

DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
   LEISURE EQUIPMENT & PRODUCTS
      [1.0%]
   Mattel                              14,300   $       264
===========================================================

   LIFE SCIENCES TOOLS & SERVICES
      [1.5%]
   Pharmaceutical Product
     Development                       17,600           386
===========================================================

   MEDIA [1.9%]
   Time Warner                         17,166           494
===========================================================

   METALS & MINING [2.2%]
   Cliffs Natural Resources            17,600           570
===========================================================

   OFFICE ELECTRONICS [1.7%]
   Xerox                               57,200           443
===========================================================

   OIL, GAS & CONSUMABLE FUELS
      [9.7%]
   Chesapeake Energy                   18,200           517
   ConocoPhillips                      11,000           497
   Newfield Exploration*               13,800           587
   Spectra Energy                      34,400           651
   Valero Energy                       14,600           283
-----------------------------------------------------------
   TOTAL OIL, GAS &
      CONSUMABLE FUELS                                2,535
===========================================================

   PHARMACEUTICALS [3.3%]
   Bristol-Myers Squibb                11,100           250
   Mylan*                              39,100           626
-----------------------------------------------------------

   TOTAL PHARMACEUTICALS                                876
===========================================================

   REAL ESTATE MANAGEMENT &
      DEVELOPMENT [3.0%]
   Brookfield Asset Management,
      ClA                              34,700           788
===========================================================

   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT [1.8%]
   Applied Materials                   35,500           476
===========================================================

   SOFTWARE [4.1%]
   Microsoft                           10,800           279
   Symantec*                           49,000           807
-----------------------------------------------------------

   TOTAL SOFTWARE                                     1,086
===========================================================

      TOTAL COMMON STOCK
         (Cost $18,237)                              25,438
===========================================================

DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
CASH EQUIVALENT [4.0%]
   First American Prime
      Obligations Fund,
      ClY, 0.000%**                 1,054,216   $     1,054
-----------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $  1,054)                           1,054
===========================================================

         TOTAL INVESTMENTS [100.9%]
            (Cost $19,291)                      $    26,492
===========================================================

PERCENTAGES ARE BASED ON Net ASSETS OF  $26,265 ($ THOUSANDS).

----------
*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF SEPTEMBER 30, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities   Leve1 1   Level 2   Level 3    Total
                            -------   -------   -------   -------
Common Stock                $25,438   $    --   $    --   $25,438
Cash Equivalent               1,054        --        --     1,054
                            -------   -------   -------   -------
Total Investments in
   Securities               $26,492   $    --   $    --   $26,492
                            =======   =======   =======   =======

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 29
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

MULTI-ASSET FUND

                                  (BAR CHART)

TYPE OF SECURITY WEIGHTINGS (UNAUDITED)*:

Exchange Traded Funds                58.7%
Affiliated Investment Funds          15.6%
Short-Term Investments                8.6%
Registered Investment Company         8.1%
U.S. Government Agency Obligations    6.1%
Municipal Bond                        2.9%

----------
*     Percentages based on total investments.

                                                   SHARES/FACE
DESCRIPTION                                        AMOUNT(000)    VALUE (000)
------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS [57.4%]
   iShares Barclays 1-3 Year
     Credit Bond Fund                                   20,861     $  2,177
   iShares MSCI EAFE
     Index Fund                                         23,787        1,301
   iShares Russell 2000 Growth
     Index Fund                                         10,931          716
   iShares S&P MidCap 400
     Index Fund                                         17,974        1,240
   SPDR S&P 500 Fund                                    65,600        6,925
   Vanguard Emerging Markets                            36,365        1,402
   Vanguard Small Cap Growth                            12,933          743
----------------------------------------------------------------------------

        TOTAL EXCHANGE TRADED FUNDS
          (Cost $13,658)                                              14,504
============================================================================

AFFILIATED INVESTMENT FUNDS [15.2%]
   CNI Corporate Bond Fund,
     Institutional Class                               203,774        2,152
   CNI Government Bond Fund,
     Institutional Class                               159,667        1,689
----------------------------------------------------------------------------

        TOTAL AFFILIATED INVESTMENT FUNDS
          (Cost $3,755)                                               3,841
============================================================================

REGISTERED INVESTMENT COMPANIES [7.9%]
   Alpine International Real Estate
     Equity Fund                                        39,587          909
   Cohen & Steers International
     Realty Fund, Inc.                                  97,581        1,093
----------------------------------------------------------------------------

        TOTAL REGISTERED INVESTMENT COMPANIES
          (Cost $1,779)                                               2,002
============================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [6.0%]
   FHLB (A)
     0.500%, 11/05/09                              $       750          750
   FNMA (B)
     0.400%, 07/13/10                                      750          750
----------------------------------------------------------------------------

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost $1,500)                                               1,500
============================================================================

                                                   FACE AMOUNT
DESCRIPTION                                       (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
   MUNICIPAL BOND [2.8%]
     CALIFORNIA [2.8%]
     State of California,
        Sub-Ser A-2, RAN
        3.000%, 06/23/10                           $       700     $    709
----------------------------------------------------------------------------

        TOTAL MUNICIPAL BONDS
          (Cost $ 707)                                                  709
============================================================================

   CASH EQUIVALENT [8.5%]
     Goldman Sachs
        Financial Square Funds -
        Government Fund,
        0.080%*                                      2,136,617     $  2,137
----------------------------------------------------------------------------

          TOTAL CASH EQUIVALENT
             (Cost $ 2,137)                                           2,137
============================================================================

          TOTAL INVESTMENTS [97.8%]
             (Cost $ 23,536)                                       $ 24,693
============================================================================

----------
PERCENTAGES ARE BASED ON NET ASSETS OF $25,260 ($ THOUSANDS).

*     THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2009.

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009.

(B)   STEP BOND -- THE RATE REPORTED IS THE CURRENT YIELD AT TIME OF PURCHASE.

EAFE -- EUROPE AUSTRALIASIA AND THE FAR EAST
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MSCI -- MORGAN STANLE CAPITAL INTERNATIONAL
RAN -- REVENUE ANTICIPATION NOTE
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities      Level 1   Level 2   Level 3     Total
                              --------   -------   -------   --------
Exchange Traded Fund          $ 14,504   $    --   $    --   $ 14,504
Affiliated Investment Funds      3,841        --        --      3,841
Registered Investment
   Companies                     2,002        --        --      2,002
U.S. Government Agency
   Obligations                      --     1,500        --      1,500
Municipal Bond                      --       709        --        709
Cash Equivalent                  2,137        --        --      2,137
                              --------   -------   -------   --------

Total Investments in
   Securities                 $ 22,484   $ 2,209   $    --   $ 24,693
                              ========   =======   =======   ========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 30

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CORPORATE BOND FUND

ISSUER INDUSTRY WEIGHTINGS (UNAUDITED)*:

                                  (BAR CHART)

Financials                                    37.0%
Industrials                                   29.5%
Banks                                         14.2%
Utilities                                      5.3%
Municipal Bonds                                3.8%
U.S. Government Mortgage-Backed Obligations    3.6%
Short-Term Investment                          2.5%
Telephone                                      2.3%
U.S. Treasury Obligation                       0.7%
U.S. Government Agency Obligations             0.6%
Foreign Governments                            0.5%

----------
*     Percentages based on total investments.

DESCRIPTION                                   FACE AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------------------
CORPORATE BONDS [87.4%]
   APPLICATIONS SOFTWARE [2.3%]
   Microsoft
      4.200%, 06/01/19                               $ 2,000       $   2,059
=============================================================================

   BANKS [14.0%]
   Bank of America, MTN
      3.125%, 06/15/12                                 1,500           1,560
   Barclays Bank (A)
      6.050%, 12/04/17                                 1,000           1,006
   Deutsche Bank
      7.250%, 10/15/11                                   500             527
   JPMorgan Chase Bank
      6.000%, 10/01/17                                 1,000           1,052
   PNC Funding, FDIC Insured
      1.875%, 06/22/11                                 1,150           1,164
   US Bank
      6.375%, 08/01/11                                 1,485           1,604
   Wachovia Bank
      4.800%, 11/01/14                                 1,270           1,289
   Wells Fargo Bank
      7.550%, 06/21/10                                 1,000           1,046
   Wells Fargo Bank
      4.625%, 08/09/10                                 1,000           1,033
   Wells Fargo, FDIC Insured
      3.000%, 12/09/11                                 2,200           2,278
-----------------------------------------------------------------------------

   TOTAL BANKS                                                        12,559
=============================================================================

   BEAUTY PRODUCTS [0.9%]
   Avon Products
      7.150%, 11/15/09                                   800             805
=============================================================================

DESCRIPTION                                   FACE AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------------------
   CHEMICALS [1.0%]
   Dow Chemical
      8.550%, 05/15/19                             $     835       $     939
=============================================================================

   COMMUNICATION & MEDIA [3.0%]
   AOL Time Warner
      6.750%, 04/15/11                                   415             443
   Comcast Cable Communications
      Holdings
      8.375%, 03/15/13                                   160             186
   News America Holdings
      9.250%, 02/01/13                                   475             558
   Walt Disney, MTN
      5.700%, 07/15/11                                 1,395           1,493
-----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                         2,680
=============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [6.6%]
   Cisco Systems
      5.500%, 02/22/16                                 1,250           1,376
   Dell
      5.625%, 04/15/14                                 1,000           1,105
   Hewlett-Packard
      6.125%, 03/01/14                                 1,475           1,661
   International Business Machines
      7.625%, 10/15/18                                 1,500           1,846
-----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM
      DESIGN & SERVICES                                                5,988
=============================================================================

   DIVERSIFIED OPERATIONS [0.6%]
   3M, MTN
      4.375%, 08/15/13                                   500             535
=============================================================================

   DRUGS [2.6%]
   Wyeth
      6.950%, 03/15/11                                 2,170           2,332
=============================================================================

   ELECTRIC UTILITIES [1.0%]
   Exelon
      4.900%, 06/15/15                                   889             922
=============================================================================
   ELECTRICAL SERVICES [3.4%]
   Alabama Power
      4.850%, 12/15/12                                 1,430           1,551
   American Electric Power
      5.250%, 06/01/15                                   490             513
   WPS Resources
      7.000%, 11/01/09                                 1,000           1,004
-----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                           3,068
=============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 31

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------------------
   FINANCE AUTO LOANS [3.2%]
   American Honda Finance,
      MTN (A)
      5.125%, 12/15/10                               $ 1,000       $   1,028
   Toyota Motor Credit
      4.350%, 12/15/10                                 1,800           1,838
-----------------------------------------------------------------------------

   TOTAL FINANCE AUTO LOANS                                            2,866
=============================================================================

   FINANCIAL SERVICES [13.8%]
   AXA Financial
      7.750%, 08/01/10                                 1,000           1,043
   Boeing Capital
      6.500%, 02/15/12                                   930           1,024
   General Electric Capital, Ser A,
      MTN
      6.875%, 11/15/10                                   250             264
      6.000%, 06/15/12                                 2,180           2,335
   General Electric Capital,
      FDIC Insured
      2.200%, 06/08/12                                 2,805           2,848
   GMAC, FDIC Insured
      2.200%, 12/19/12                                 2,500           2,527
   HSBC Finance
      5.250%, 04/15/15                                 1,250           1,271
   National Rural Utilities, Ser C,
      MTN
      7.250%, 03/01/12                                 1,000           1,105
-----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                           12,417
=============================================================================

   FOOD, BEVERAGE & TOBACCO [4.4%]
   Anheuser-Busch
      7.500%, 03/15/12                                   665             732
   Bottling Group
      5.500%, 04/01/16                                 1,000           1,093
      4.625%, 11/15/12                                 1,435           1,547
   General Mills
      6.000%, 02/15/12                                   560             608
-----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                      3,980
=============================================================================

   FOREIGN GOVERNMENTS [0.5%]
   United Mexican States, MTN
     5.875%, 01/15/14                                    450             482
=============================================================================

   INSURANCE [1.7%]
   Berkshire Hathaway Finance
     4.125%, 01/15/10                                  1,475           1,493
=============================================================================

DESCRIPTION                                   FACE AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------------------
   INVESTMENT BANKER/BROKER DEALER [15.8%]
   Citigroup
      5.850%, 08/02/16                               $ 1,000       $     978
      5.500%, 02/15/17                                   250             233
   Citigroup Funding, FDIC
      Insured
      2.250%, 12/10/12                                 2,500           2,533
   Credit Suisse
      5.500%, 08/15/13                                 1,250           1,350
   Goldman Sachs Group
      5.625%, 01/15/17                                 1,760           1,773
   Jefferies Group
      5.500%, 03/15/16                                   665             626
   JPMorgan Chase, FDIC
      Insured
      6.750%, 02/01/11                                   500             531
      2.125%, 12/26/12                                 2,500           2,534
   Merrill Lynch
      6.050%, 05/16/16                                 2,025           2,029
   Morgan Stanley
      6.750%, 04/15/11                                    30              32
   Morgan Stanley
      5.300%, 03/01/13                                 1,530           1,603
-----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/
      BROKER DEALER                                                    14,222
=============================================================================

   MULTI-LINE INSURANCE [1.9%]
   MetLife
      7.717%, 02/15/19                                 1,490           1,754
=============================================================================

   PETROLEUM & FUEL PRODUCTS [4.9%]
   ConocoPhillips
      4.750%, 02/01/14                                 1,400           1,506
   ConocoPhillips Canada
      Funding I
      5.625%, 10/15/16                                   600             657
   Duke Capital
      5.500%, 03/01/14                                   625             653
   Shell International Finance
      3.250%, 09/22/15                                 1,500           1,510
-----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                     4,326
=============================================================================

   RETAIL [3.5%]
   Home Depot
      5.250%, 12/16/13                                 1,000           1,066
   Kohl's
      6.300%, 03/01/11                                 1,000           1,042
   Kroger
      5.500%, 02/01/13                                   450             480

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 32
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------
CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)  VALUE (000)
----------------------------------------------------------------------------
   Target
      5.875%, 07/15/16                               $   500       $     553
----------------------------------------------------------------------------

   TOTAL RETAIL                                                        3,141
============================================================================

   TELEPHONES & TELECOMMUNICATIONS [2.3%]
   Deutsche Telekom International
      Finance
      5.250%, 07/22/13                                   475             507
   New Cingular Wireless Services
      8.125%, 05/01/12                                   400             456
   Verizon Communications
      5.550%, 02/15/16                                 1,000           1,083
----------------------------------------------------------------------------

   TOTAL TELEPHONES &
      TELECOMMUNICATIONS                                               2,046
============================================================================

         TOTAL CORPORATE BONDS
            (Cost $  75,183)                                          78,614
============================================================================

MUNICIPAL BONDS [3.7%]
   CALIFORNIA [2.5%]
   California State, City of
      Industry, Sales Tax Project,
      RB, NATL-RE
      5.000%, 01/01/12                                   955             969
   Irvine Ranch Water District,
      RB, ETM
      Callable 09/15/11 @ 100
      8.180%, 03/15/14                                 1,200           1,336
----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                    2,305
============================================================================

   WISCONSIN [1.2%]
   De Pere, Unified School District,
      GO, FGIC (B)
      Pre-Refunded @ 100
      4.500%, 10/01/11                                   995           1,070
============================================================================

         TOTAL MUNICIPAL BONDS
            (Cost $  3,317)                                            3,375
============================================================================
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [3.5%]
   FHLMC REMIC, Ser 2982,
      ClNB
      5.500%, 02/15/29                                   450             471
   FHLMC REMIC, Ser R004,
      ClA1
      5.125%, 12/15/13                                   519             541

DESCRIPTION                                   FACE AMOUNT
                                              (000)/SHARES    VALUE (000)
----------------------------------------------------------------------------
   FHLMC REMIC, Ser R015,
      ClAN
      3.750%, 02/15/13                        $   564        $    573
   FNMA REMIC, Ser 2002-56,
      ClMC
      5.500%, 09/25/17                            619             660
   FNMA REMIC, Ser 2006-B1,
      ClAB
      6.000%, 06/25/16                            157             165
   FNMA REMIC, Ser 2007-B1,
      ClBE
      5.450%, 12/25/20                            697             740
----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-
            BACKED OBLIGATIONS
            (Cost $ 3,015)                                             3,150
============================================================================

U.S.TREASURY OBLIGATION [0.7%]
   U.S.Treasury Inflation Protection
      Security
      2.000%, 01/15/14                            583             604
---------------------------------------------------------------------------

         TOTAL U.S.TREASURY OBLIGATION
            (Cost $593)                                           604
===========================================================================

U.S. GOVERNMENT AGENCY OBLIGATION [0.6%]
   FHLMC
      5.500%, 09/15/11                            460             500
---------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATION
            (Cost $482)                                           500
===========================================================================

CASH EQUIVALENT [2.5%]
   Goldman Sachs Financial Square
      Funds - Government Fund,
      0.080%*                                     2,229,995     2,230
---------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $2,230)                                       2,230
===========================================================================

         TOTAL INVESTMENTS [98.4%]
            (Cost $84,820)                                   $  88,473
===========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 33
schedule of investments
SEPTEMBER 30, 2009

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION
----------

PERCENTAGES ARE BASED ON NET ASSETS OF $89,892 ($ THOUSANDS).

*     THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF SEPTEMBER 30, 2009.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON SEPTEMBER 30, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $2,034 (000), REPRESENTING 2.3% OF THE NET ASSETS OF THE FUND.

(B)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

CL -- CLASS
ETM -- ESCROWED TO MATURITY
FDIC -- FEDERAL DEPOSITARY INSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
NATL-RE -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY
           MUNICIPAL BOND INSURANCE COMPANY 'MBIA')
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands) :

Investments in Securities   Level 1    Level 2   Level 3     Total
                            -------   --------   -------   --------
Corporate Bonds             $    --   $ 78,614    $  --    $ 78,614
Municipal Bonds                  --      3,375       --       3,375
U.S. Government Mortgage-
   Backed Obligations            --      3,150       --       3,150
U.S.Treasury Obligation                    604       --         604
U.S. Government Agency
   Obligation                    --        500       --         500
Cash Equivalent               2,230         --       --       2,230
                            -------   --------   -------   --------

Total Investments in
   Securities               $ 2,230   $ 86,243    $  --    $ 88,473
                            =======   ========   =======   ========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 34
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

TYPE OF SECURITY WEIGHTINGS (UNAUDITED)*:

                                  (BAR CHART)


U.S. Government Agency Obligations            55.3%
U.S. Government Mortgage-Backed Obligations   43.8%
Short-Term Investments                         0.9%

----------
*     Percentages based on total investments.

                DESCRIPTION                   FACE AMOUNT(000)    VALUE (000)
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS [55.0%]
      FHLB
         5.250%, 06/18/14                    $           4,000   $       4,485
         3.625%, 10/18/13                                6,000           6,326
         2.250%, 04/13/12                                7,000           7,153
      FHLMC
         2.000%, 12/22/11                                6,000           6,021
      FNMA
         6.250%, 02/01/11                                5,000           5,295
         3.000%, 07/28/14                                6,000           6,060
         3.000%, 09/15/14                                  245             246
         2.900%, 04/07/14                                5,710           5,707
------------------------------------------------------------------------------

            TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $ 40,875)                                          41,293
==============================================================================

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [43.6%]
      FFCB REMIC, Ser 2007-IA2,
         Cl 1 (B)
         5.220%, 10/21/13                                  356             356
      FFCB REMIC, Ser 2007-IA3,
         Cl 1 (B)
         5.370%, 09/25/13                                2,242           2,262
      FFCB REMIC, Ser 2007-IA8,
         Cl 1
         4.650%, 01/21/14                                2,063           2,067
      FHLMC REMIC, Ser R002,
         Cl AH
         4.750%, 07/15/15                                1,067           1,097
      FHLMC REMIC, Ser R003,
         Cl AG
         5.125%, 10/15/15                                1,358           1,399
      FHLMC REMIC, Ser R005,
         Cl AB
         5.500%, 12/15/18                                  717             749
      FHLMC REMIC, Ser R007,
         Cl AC
         5.875%, 05/15/16                                1,129           1,165

                DESCRIPTION                   FACE AMOUNT(000)    VALUE (000)
------------------------------------------------------------------------------
      FHLMC REMIC, Ser R009,
         Cl AK
         5.750%, 12/15/18                    $           1,422   $       1,484
      FHLMC REMIC, Ser R010,
         Cl AB
         5.500%, 12/15/19                                3,218           3,357
      FHLMC REMIC, Ser R011,
         Cl AB
         5.500%, 12/15/20                                1,412           1,477
      FHLMC REMIC, Ser R012,
         Cl AB
         5.500%, 12/15/20                                1,143           1,190
      FHLMC REMIC, Ser R013,
         Cl AB
         6.000%, 12/15/21                                1,446           1,510
      FHLMC REMIC, Ser R014,
         Cl AL
         5.500%, 10/15/14                                  596             610
      FHLMC REMIC, Ser R015,
         Cl AN
         3.750%, 02/15/13                                1,934           1,967
      FHLMC REMIC, Ser R016,
         Cl AM
         5.125%, 06/15/18                                3,415           3,566
      FNMA, Ser 2005-25, Cl VH
         5.000%, 04/25/16                                4,357           4,620
      FNMA ARM (A)
         4.545%, 03/01/34                                  544             565
      FNMA REMIC, Ser 2005-119,
         Cl DG
         5.500%, 01/25/36                                  322             326
      FNMA REMIC, Ser R009,
         Cl AJ
         5.750%, 12/15/18                                2,076           2,170
      GNMA
         8.000%, 08/15/22                                   11              13
         7.500%, 06/15/24                                    6               6
         7.500%, 05/15/26                                    5               6
         7.500%, 04/15/32                                   31              35
         7.000%, 12/15/16                                   13              14
         6.000%, 01/15/29                                   13              13
      GNMA ARM (A)
         4.000%, 08/20/35                                  134             136
         2.625%, 04/20/35                                  582             586
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT MORTGAGE
               -BACKED OBLIGATIONS
                (Cost $31,928)                                          32,746
==============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 35
schedule of investments
SEPTEMBER 30, 2009
---------------------------------------------------------
GOVERNMENT BOND FUND(CONCLUDED)

DESCRIPTION                          SHARES    VALUE (000)
----------------------------------------------------------
CASH EQUIVALENT [0.9%]
   Goldman Sachs Financial Square
      Funds - Government Fund,
      0.080%*                        648,488   $       648
----------------------------------------------------------
         TOTAL CASH EQUIVALENT
            (Cost $648)                                648
==========================================================

         TOTAL INVESTMENTS [99.5%]
            (Cost $73,451)                     $    74,687
==========================================================


----------
PERCENTAGES ARE BASED ON NET ASSETS $75,075  OF ($ THOUSANDS).

* THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF SEPTEMBER 30, 2009.

(A) FLOATING RATE SECURITY-- THE RATE REFLECTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009.

(B) SECURITY IS FAIR VALUED

ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities         Level 1   Level 2    Level 3    Total
                                  -------   --------   -------   --------
U.S. Government Agency
   Obligations                    $    --   $ 41,293   $    --   $ 41,293

U.S. Government Mortgage-
   Backed Obligations                  --     30,128     2,618     32,746

Cash Equivalent                       648         --        --        648
                                  -------   --------    ------   --------

Total Investments in Securities   $   648   $ 71,421   $ 2,618   $ 74,687
                                  =======   ========   =======   ========

The following is a reconciliation of investments in which significant unob-servable inputs (Level 3) were used in determining value:

                                 Investments
                                     in
                                 Securities
                                 -----------
Beginning balance as of
   October 1, 2008                  $     --
   Accrued discounts/premiums             --
   Realized gain/(loss)                   --
   Change in unrealized
   appreciation/(depreciation)            --
   Net purchases/sales                    --
   Net transfer in and/or out
   of Level 3                          2,618
                                 -----------
Ending balance as of September
   30, 2009                         $  2,618
                                 ===========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 36
schedule of investments
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

ISSUER INDUSTRY WEIGHTINGS (UNAUDITED)*:

                              (BAR CHART)

General Revenue           25.4%
Education                 17.1%
Power                     11.9%
General Obligation        11.2%
Public Facilities          9.9%
Water                      8.7%
Short-Term Investments     4.3%
Transportation             3.4%
Healthcare                 3.2%
Industrial Development     3.1%
Housing                    1.8%

----------
*    Percentages based on total investments.

DESCRIPTION                             FACE AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------------
MUNICIPAL BONDS [95.7%]
   ARIZONA [2.1%]
   Arizona State, School Facilities
      Board, Ser C, COP, FSA
      Callable 09/01/14 @ 100
      5.000%, 09/01/15                  $             750   $       840
=======================================================================

   CALIFORNIA [82.2%]
   Antelope Valley, Unified High
      School District, Ser A, GO,
      NATL-RE
      Callable 08/01/12 @ 101
      5.000%, 08/01/23                                250           262
   Azusa, Redevelopment Agency,
      Mortgage-Backed Securities
      Program, Ser A, RB, ETM (B)
      6.875%, 10/01/12                                200           234
   Banning, Financing Authority,
      Election Systems Project,
      RB, XLCA
      Callable 06/01/17 @ 100
      5.000%, 06/01/22                                805           825
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB,
      NATL-RE FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/17                                350           365
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, XLCA
      Callable 08/01/11 @ 100
      5.000%, 08/01/14                                500           516

DESCRIPTION                             FACE AMOUNT (000)   VALUE (000)
-----------------------------------------------------------------------
   Burbank, Public Financing
      Authority, Golden State
      Redevelopment Project,
      Ser A,TA, AMBAC (A)
      Pre-Refunded @ 100
      5.250%, 12/01/13                  $              75   $        87
   Burbank, Public Financing
      Authority, Golden State
      Redevelopment Project,
      Ser A,TA, AMBAC
      Callable 12/01/13 @ 100
      5.250%, 12/01/18                                100           103
   California State, Department
      of Water Resources, Power
      Supply Project, Ser H, RB, FSA
      Callable 05/01/18 @ 100
      5.000%, 05/01/21                                750           849
   California State, Department
      of Water Resources,Water
      Systems Project, Ser J-2, RB
      7.000%, 12/01/12                                500           594
   California State, Department
      of Water Resources,Water
      Systems Project, Ser Y, RB,
      NATL-RE FGIC
      Callable 06/01/13 @ 100
      5.250%, 12/01/19                                500           552
   California State, Economic
      Recovery Authority, Ser A,
      GO, NATL-RE
      Callable 07/01/14 @ 100
      5.000%, 07/01/15                                500           558
   California State, Educational
      Facilities Authority, Stanford
      University Project, Ser T-4, RB
      5.000%, 03/15/14                                350           403
   California State, GO (A)
      Pre-Refunded @ 100
      5.250%, 09/01/10                                 25            26
   California State, GO (A)
      Pre-Refunded @ 100
      5.250%, 09/01/10                                 10            10
   California State, GO (A)
      Pre-Refunded @ 100
      5.250%, 10/01/10                                 20            21
   California State, GO (A)
      Pre-Refunded @ 100
      5.000%, 02/01/12                                400           439
   California State, GO
      Callable 02/01/12 @ 100
      5.000%, 02/01/18                                175           182

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 37
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                            FACE AMOUNT (000)   VALUE (000)
----------------------------------------------------------------------
   California State, GO
      5.500%, 04/01/19                 $             500   $       577
   California State, Infrastructure
      & Economic Authority, Bay
      Area Toll Bridges Project,
      Ser A, RB, FSA (A)
      Pre-Refunded @ 100
      5.250%, 07/01/13                               125           144
   California State, Public Works
      Board Lease, Department
      of Corrections Project,
      Ser B, RB, NATL-RE
      Callable 11/02/09 @ 100
      5.000%, 09/01/21                               100            98
   California State, Public Works
      Board Lease, Department
      of Corrections-Administration
      Project, Ser A, RB, AMBAC
      Callable 03/01/12 @ 100
      5.250%, 03/01/18                               155           159
   California State, Public Works
      Board Lease, Department of
      Mental Health Project,
      Ser A, RB
      5.250%, 06/01/13                               200           216
   California State, Public Works
      Board Lease,Various University
      Projects, Ser A, RB, NATL-RE
      5.500%, 06/01/14                               250           269
   Carlsbad, Public Financing
      Authority, Municipal Golf
      Course Project, Ser A, RB,
      AMBAC
      4.500%, 09/01/16                               350           400
   Castaic Lake,Water Agency,Water
      Systems Improvement Project,
      Ser A, COP, NATL-RE
      7.000%, 08/01/13                               300           358
   Corona, Public Financing
      Authority, City Hall Project,
      Ser B, RB, NATL-RE
      Callable 09/01/12 @ 100
      5.250%, 09/01/16                               350           370
   Culver City, Redevelopment
      Finance Authority,TA, AMBAC
      5.500%, 11/01/14                                75            77
   Dry Creek, Joint Elementary
      School District, Ser A, GO,
      FSA (C)
      3.000%, 08/01/11                               200           193
   East Bay, Regional Park District,
      GO
      5.000%, 09/01/13                               250           285

DESCRIPTION                            FACE AMOUNT (000)   VALUE (000)
----------------------------------------------------------------------
   Escondido, Union School
      District, Refunding &
      Financing Project, COP,
      NATL-RE
      4.750%, 07/01/19                 $             735   $       822
   Fresno, Unified School District,
      Election 2001 Project, Ser D,
      GO, NATL-RE
      Callable 08/01/13 @ 102
      5.000%, 08/01/17                               200           221
   Gilroy, Unified School District,
      GO, NATL-RE FGIC
      Callable 08/01/13 @ 100
      5.250%, 08/01/19                               800           861
   Golden State,Tobacco Settlement,
      Ser A, RB, AMBAC
      Callable 06/01/10 @ 100
      5.000%, 06/01/20                               500           501
   Golden State,Tobacco Settlement,
      Ser A-1, RB (A)
      Pre-Refunded @ 100
      6.750%, 06/01/13                               870         1,030
   Golden State,Tobacco Settlement,
      Ser B, RB (A)
      Pre-Refunded @ 100
      5.625%, 06/01/13                               500           572
   Golden State,Tobacco Settlement,
      Ser B, RB (A)
      Pre-Refunded @ 100
      5.500%, 06/01/13                             1,000         1,140
   Golden State,Tobacco Settlement,
      Ser B, RB, FGIC (A)
      Pre-Refunded @ 100
      5.500%, 06/01/13                               100           114
   Hawthorne, School District,
      COP, FSA (A)
      Pre-Refunded @ 101
      6.000%, 11/01/10                               470           491
   Kern, High School District,
      GO, ETM
      7.100%, 08/01/12                               290           339
   Los Angeles , Ser A, GO, FSA-CR
      MBIA
      Callable 09/01/12 @ 100
      5.000%, 09/01/20                               750           809
   Los Angeles County, Metropolitan
      Transportation Authority,
      Proposition C, Ser A, RB,
      NATL-RE
      Callable 07/01/14 @ 100
      5.000%, 07/01/16                               200           223

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 38
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                              FACE AMOUNT (000)   VALUE(000)
-----------------------------------------------------------------------
   Los Angeles County, Sanitation
      Districts Financing Authority,
      Capital Projects (District #14),
      Sub-Ser B, RB, NATL-RE
      FGIC
      3.750%, 10/01/14                   $             175   $      186
   Los Angeles, Department of
      Water & Power, Power Systems
      Project, Ser A Sub-Ser-Ser A-1,
      RB, NATL-RE
      5.000%, 07/01/12                                 665          737
   Los Angeles, Municipal
      Improvement Authority,
      Central Library Project, Ser A,
      RB, NATL-RE
      5.250%, 06/01/12                                 300          328
   Los Angeles, Municipal
      Improvement Authority,
      Central Library Project, Ser A,
      RB, NATL-RE
      Callable 06/01/12 @ 100
      5.500%, 06/01/18                                 500          530
   Los Angeles, Ser A, GO
      5.000%, 09/01/15                                 175          203
   Los Angeles, Unified School
      District, COP, AMBAC
      5.000%, 10/01/12                                 750          813
   Los Angeles, Unified School
      District, GO, NATL-RE
      5.750%, 07/01/16                                 500          600
   Los Angeles, Unified School
      District, Ser A-1, GO, NATL-RE
      Callable 07/01/14 @ 100
      5.000%, 07/01/17                                 125          137
   Los Angeles,Wastewater Systems
      Authority, Ser A, RB
      5.000%, 06/01/14                                 750          861
   North Orange County,
      Community College District,
      Ser A, GO, NATL-RE (A)
      Pre-Refunded @ 101
      5.375%, 08/01/12                                 525          593
   Northern California, Power
      Agency, Hydroelectric Project,
      Ser A, RB, NATL-RE
      Callable 11/02/09 @ 100
      5.125%, 07/01/23                                 750          756
   Northern California,Transmission
      Resource Authority, Ore
      Transmission Project, Ser A,
      RB, NATL-RE
      7.000%, 05/01/13                                 250          271

DESCRIPTION                              FACE AMOUNT (000)   VALUE(000)
-----------------------------------------------------------------------
   Oakley, Civic Center Project,
      COP
      4.000%, 05/01/12                   $             230   $      242
   Orange County, Public
      Financing Authority, RB,
      NATL-RE
      5.000%, 07/01/17                               1,000        1,099
   Orange County, Sanitation
      District, Ser A, COP
      3.000%, 02/01/17                                 500          517
   Oxnard, School District,
      Election 2006 Project, Ser A,
      GO, CIFG
      6.750%, 08/01/11                                 300          331
   Pinole, Redevelopment Agency,
      Pinole Vista Redevelopment
      Project,TA, FSA
      Callable 11/02/09 @ 101
      5.250%, 08/01/14                                 100          101
   Redwoods, Community College
      District, 2004 Election Project,
      Ser A, GO, NATL-RE
      Callable 08/01/14 @ 100
      5.000%, 08/01/23                                 420          446
   Sacramento, City Financing
      Authority, EPA Building
      Project, Ser A, RB, AMBAC
      Callable 11/02/09 @ 100
      4.750%, 05/01/17                                 525          529
   Sacramento, Municipal Utility
      District, RB, NATL-RE
      Callable 08/15/13 @ 100
      5.000%, 08/15/19                                 500          532
   Sacramento, Municipal Utility
      District, Ser T, RB, NATL-RE
      FGIC
      Callable 05/15/14 @ 100
      5.250%, 05/15/22                                 805          859
   San Diego, Public Facilities
      Financing Authority, Ser B, RB
      5.000%, 05/15/14                                 750          853
   San Diego, Unified School
      District, Election 1998 Project,
      Ser D, GO, FGIC
      Callable 07/01/12 @ 100
      5.000%, 07/01/27                                 500          545
   San Diego, Unified School
      District, Election 1998 Project,
      Ser E, GO, FSA
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                                 100          113

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 39
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                              FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------------
   San Francisco (City & County),
      Public Utilities Commission,
      Ser B, RB
      5.000%, 11/01/19                   $             750   $       881
   San Francisco, Bay Area Transit
      Financing Authority, Ser A,
      RB, NATL-RE
      Callable 07/01/15 @ 100
      5.000%, 07/01/24                                 550           590
   San Jose, Unified School District,
      Ser A, GO, FSA
      Callable 08/01/11 @ 101
      5.375%, 08/01/19                                 150           160
   San Ysidro, School District,
      Election 1997 Project, Ser C,
      GO, NATL-RE
      6.000%, 08/01/11                                 205           223
   Santa Margarita, Dana Point
      Authority, Ser A, RB, AMBAC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                 165           181
   Solano County, COP,
      NATL-RE (A)
      Pre-Refunded @ 100
      5.250%, 11/01/12                                 100           113
   Southern California, Metropolitan
      Water District Authority,
      Ser A, RB
      5.750%, 07/01/21                                 280           338
   Southern Kern, Unified School
      District, Ser A, GO, NATL-RE
      FGIC
      Callable 11/01/13 @ 100
      4.500%, 11/01/18                                 220           231
   Tamalpais, Unified High School
      District, GO, NATL-RE
      Callable 08/01/11 @ 101
      4.875%, 08/01/17                                 100           104
   University of California, Multiple
      Purpose Projects, Ser Q, RB, FSA
      Callable 09/01/11 @ 101
      5.000%, 09/01/22                                 500           529
   University of California, Ser B,
      RB, FSA
      Callable 05/15/13 @ 101
      5.000%, 05/15/20                                 750           816
   University of California, UCLA
      Medical Center Project, Ser B,
      RB, AMBAC (A)
      Pre-Refunded @ 100
      5.500%, 05/15/14                                 500           587
   ---------------------------------------------------------------------

   TOTAL CALIFORNIA                                               33,230
   =====================================================================

DESCRIPTION                              FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------------
   ILLINOIS [0.5%]
   Illinois State, Civic Center
      Authority, RB, FSA
      Callable 12/15/10 @ 100
      5.500%, 12/15/14                   $             200   $       208
   =====================================================================

   MISSOURI [0.5%]
   St Louis, Parking Facilities
      Authority, Downtown Parking
      Facilities Project, Sub-Ser A,
      RB (A)
      Pre-Refunded @ 100
      6.000%, 02/01/12                                 200           221
   =====================================================================

   NEW JERSEY [0.9%]
   New Jersey State,Turnpike
      Authority, Ser C, RB,
      NATL-RE, ETM
      6.500%, 01/01/16                                 315           374
   =====================================================================

   NEW MEXICO [1.0%]
   Santa Fe, Educational Facilities
      Authority, College of Santa Fe
      Project, RB (A)
      Pre-Refunded @ 100
      5.750%, 10/01/14                                 350           415
   =====================================================================

   NEW YORK [2.6%]
   New York City Housing
      Development, Ser F, RB
      Callable 05/01/11 @ 100
      1.950%, 11/01/12                                 500           500
   New York State, Local Assistance
      Correction Authority, Ser E, RB
      6.000%, 04/01/14                                 500           564
   ---------------------------------------------------------------------

   TOTAL NEW YORK                                                  1,064
   =====================================================================

   SOUTH CAROLINA [2.1%]
   Columbia,Tourism Development
      Fee Pledge Project, COP,
      AMBAC
      Callable 06/01/13 @ 100
      5.250%, 06/01/16                                 350           379
   South Carolina, Jobs & Economic
      Development Authority,
      Palmetto Health Project,
      Ser C, RB (A)
      Pre-Refunded @ 100
      6.875%, 08/01/13                                 400           475
   ---------------------------------------------------------------------

   TOTAL SOUTH CAROLINA                                              854
   =====================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 40
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION                             FACE AMOUNT (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
   TEXAS [0.3%]
   San Angelo,Waterworks & Sewer
      System Authority, Refunding
      & Improvements Projects, RB,
      FSA
      Callable 04/01/11 @ 100
      5.250%, 04/01/19                  $                    100   $       104
==============================================================================

   WASHINGTON [0.9%]
   King County, NJB Properties
      Project, Ser A, RB
      5.000%, 12/01/14                                       325           374
==============================================================================

   WEST VIRGINIA [1.3%]
   West Virginia State, Economic
      Development Authority,
      Correctional Juvenile Project,
      Ser A, RB, NATL-RE
      Callable 06/01/12 @ 101
      5.500%, 06/01/17                                       500           529
==============================================================================

   PUERTO RICO [1.3%]
   Puerto Rico Sales Tax Financing,
      Sub-Ser A, RB
      4.000%, 08/01/16                                       500           545
------------------------------------------------------------------------------

         TOTAL MUNICIPAL BONDS
            (Cost $37,326)                                              38,758
==============================================================================

CASH EQUIVALENT [4.3%]
   Federated California Municipal
      Money Market Fund, Cl I,
      0.210%*                                          1,723,803         1,724
------------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $1,724)                                                1,724
==============================================================================

         TOTAL INVESTMENTS [100.0%]
            (Cost $39,050)                                         $    40,482
==============================================================================

DESCRIPTION
------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $40,483 ($ THOUSANDS).

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF SEPTEMBER 30, 2009.

(A)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG -- CDC IXIS FINANCIAL GUARANTEE
CL   -- CLASS
COP  -- CERTIFICATE OF PARTICIPATION
ETM  -- ESCROW TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA  -- FINANCIAL SECURITY ASSISTANCE
FSA-CR -- SECURITY IS SECONDARILY GUARANTEED BY FSA
GO   -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
NATL-RE -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MBIA-IL)
RB   -- REVENUE BOND
SER  -- SERIES
TA   -- TAX ALLOCATION
XLCA -- XL CAPITAL ASSURANCE

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities   Level 1   Level 2   Level 3    Total
                            -------   -------   -------   -------
Municipal Bonds             $    --   $38,758   $    --   $38,758
Cash Equivalent               1,724        --        --     1,724
                            -------   -------   -------   -------
Total Investments in
   Securities               $ 1,724   $38,758   $    --   $40,482
                            =======   =======   =======   =======

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 41
schedule of investments
September 30, 2009
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                  (BAR CHART)

ISSUER INDUSTRY WEIGHTINGS (UNAUDITED)*:

Industrials                    73.2%
Financials                      9.6%
Utilities                       8.0%
Telecommunication Services      5.6%
Transportation                  2.3%
Common Stock                    0.7%
Short-Term Investments          0.6%
Preferred Stock                 0.0%

----------
*    Percentages based on total investments



DESCRIPTION                         FACE AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------
CORPORATE BONDS [95.9%]
   Advertising Agencies [0.1%]
   Interpublic Group (A)
     10.000%, 07/15/17                    $ 50              $    54
===================================================================

   AEROSPACE & DEFENSE [1.2%]
   Esterline Technologies
     7.750%, 06/15/13                      100                   99
   Global Aviation Holdings (A)
     14.000%, 08/15/13                     150                  149
   L-3 Communications
     5.875%, 01/15/15                      200                  199
-------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                    447
===================================================================

   AIRLINES [0.3%]
   DAE Aviation Holdings (A)
     11.250%, 08/01/15                     150                  117
===================================================================

   AUTO RENT & LEASE [0.9%]
   Avis Budget Car Rental
     7.750%, 05/15/16                      100                   87
   H&E Equipment Services
     8.375%, 07/15/16                      100                   91
   Hertz
     10.500%, 01/01/16                     150                  156
-------------------------------------------------------------------

   TOTAL AUTO RENT & LEASE                                      334
===================================================================

   AUTOMOTIVE [0.2%]
   UCI Holdco (B)
     9.250%, 12/15/13                      202                   82
===================================================================

   AUTOPARTS [0.5%]
   Accuride (C)
     8.500%, 02/01/15                      150                   87
   Asbury Automotive Group
     7.625%, 03/15/17                      100                   89
-------------------------------------------------------------------
   TOTAL AUTOPARTS                                              176
===================================================================

DESCRIPTION                         FACE AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------

   BEAUTY PRODUCTS [0.3%]
   Chattem
     7.000%, 03/01/14                     $100              $   101
===================================================================

   BROADCASTING & CABLE [3.2%]
   Allbritton Communications
     7.750%, 12/15/12                       72                   68
   Atlantic Broadband Finance
     9.375%, 01/15/14                      100                   97
   Barrington Broadcasting Group
     10.500%, 08/15/14                     100                   57
   Bonten Media Acquisition (A)
     9.000%, 06/01/15                      157                   52
   Charter Communications
     Holdings II (C)
     10.250%, 09/15/10                     300                  337
   CSC Holdings
     7.625%, 07/15/18                      100                  101
   Fisher Communications
     8.625%, 09/15/14                      150                  139
   Local TV Finance (A)
     9.250%, 06/15/15                      105                   36
   Newport Television (A)
     13.000%, 03/15/17                     107                   37
   Nexstar Finance Holdings (D)
     11.375%, 04/01/13                     128                   54
   Quebecor Media
     7.750%, 03/15/16                       75                   74
   Univision Communications (A)
     12.000%, 07/01/14                      81                   87
-------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                 1,139
===================================================================
   BUILDING & CONSTRUCTION [1.0%]
   Esco (A)
     8.625%, 12/15/13                       50                   49
   Interline Brands
     8.125%, 06/15/14                       50                   49
   International Utility
     Structures (C) (F)
     10.750%, 02/01/08                     100                    1
   USG (A)
     9.750%, 08/01/14                      250                  261

-------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                360
===================================================================

   BUSINESS SERVICES [0.5%]
   FTI Consulting
     7.625%, 06/15/13                       50                   50
   Geo Group
     8.250%, 07/15/13                      150                  152

-------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                      202
===================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 42
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------------------
   CHEMICALS [2.1%]
   Innophos
     8.875%, 08/15/14                               $ 100            $    101
   Momentive Performance
     Materials
     9.750%, 12/01/14                                 100                  78
   Nalco
     8.875%, 11/15/13                                 150                 154
   Nova Chemicals
     6.500%, 01/15/12                                 150                 147
   Polymer Holdings (D) (E) (F)
     18.929%, 07/15/14                                250                 184
   Terra Capital, Ser B
     7.000%, 02/01/17                                 100                 104
------------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        768
==============================================================================

   CIRCUIT BOARDS [0.1%]
   Viasystems
     10.500%, 01/15/11                                 50                  49
==============================================================================

   COMMERCIAL SERVICES [1.5%]
   ARAMARK
     8.500%, 02/01/15                                 150                 151
   DI Finance
     9.500%, 02/15/13                                 150                 153
   Iron Mountain
     8.750%, 07/15/18                                 150                 156
   Tube City IMS
     9.750%, 02/01/15                                 100                  81
------------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES                                              541
==============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [2.2%]
   Activant Solutions
     9.500%, 05/01/16                                 100                  89
   Compucom Systems (A)
     12.500%, 10/01/15                                100                  93
   Stream Global Services (A)
     11.250%, 10/01/14                                350                 334
   Terremark Worldwide (A)
     12.000%, 06/15/17                                200                 218
   Unisys (A)
     14.250%, 09/15/15                                32                   33
------------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM
     Design & Services                                                    767
==============================================================================

   CONGLOMERATE [0.3%]
   KAR Holdings
     8.750%, 05/01/14                                 100                  99
==============================================================================

DESCRIPTION                                   FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------------------
   CONSUMER PRODUCTS & SERVICES [3.4%]
   Central Garden & Pet
      9.125%, 02/01/13                                 $ 100          $    101
   Jarden
      7.500%, 05/01/17                                    75                73
   Johnsondiversey, Ser B
      9.625%, 05/15/12                                   150               152
   Johnsondiversey Holdings (D)
      10.670%, 05/15/13                                  200               192
   Libbey Glass (B)
      8.260%, 06/01/11                                   100                90
   MSX International (A)
      12.500%, 04/01/12                                  100                45
   Sealy Mattress
      8.250%, 06/15/14                                   200               185
   Sotheby's
      7.750%, 06/15/15                                   100                86
   Southern States Cooperative
      (A)
      11.000%, 11/01/11                                  200               200
   Steinway Musical Instruments
      (A)
      7.000%, 03/01/14                                   100                85
   Yankee Acquisition, Ser B
      9.750%, 02/15/17                                    50                46
------------------------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                                    1,255
==============================================================================

   CONTAINERS & PACKAGING [1.0%]
   Exopack Holding
      11.250%, 02/01/14                                  100                99
   Intertape Polymer US (F)
      8.500%, 08/01/14                                   100                77
   Solo Cup
      8.500%, 02/15/14                                   200               191
------------------------------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                                            367
==============================================================================

   DATA PROCESSING/MGMT [1.0%]
      First Data
   9.875%, 09/24/15                                      400               369
==============================================================================

   DISTRIBUTION/WHOLESALE [1.0%]
   VWR Funding
      10.250%, 07/15/15                                  400               365
==============================================================================

   DIVERSIFIED OPERATIONS [0.6%]
   Trinity Industries
      6.500%, 03/15/14                                   200               198
==============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 43
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                           FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------------
   E-COMMERCE/PRODUCTS [0.7%]
   Vitamin Shoppe Industries (B)
     7.940%, 11/15/12                       $ 250            $    250
=====================================================================

   EDUCATIONAL SERVICES [0.3%]
   Education Management
     8.750%, 06/01/14                         100                 106
=====================================================================

   ELECTRIC UTILITIES [5.1%]
   AES
     9.375%, 09/15/10                         100                 103
     8.000%, 10/15/17                         100                 101
     8.000%, 06/01/20                         50                   50
   CMS Energy
     6.875%, 12/15/15                         150                 151
   CMS Energy
     8.750%, 06/15/19                          50                  54
   Edison Mission Energy
     7.200%, 05/15/19                         150                 121
     7.000%, 05/15/17                         150                 125
   Energy Future Holdings
     10.875%, 11/01/17                        465                 351
   ESI Tractebel Acquisition, Ser B
     7.990%, 12/30/11                          39                  39
   KCP&L Greater Missouri
     Operations
     7.950%, 02/01/11                         150                 158
   Mirant North America
     7.375%, 12/31/13                         150                 149
   NRG Energy
     7.375%, 02/01/16                         100                  97
   PNM Resources
     9.250%, 05/15/15                         100                 101
   RRI Energy
     7.625%, 06/15/14                         200                 196
   Sierra Pacific Resources
     8.625%, 03/15/14                          70                  72
---------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                     1,868
=====================================================================

   ENTERTAINMENT & GAMING [10.0%]
   AMC Entertainment
     11.000%, 02/01/16                        100                 107
   CCM Merger (A)
     8.000%, 08/01/13                         175                 144
   Choctaw Resort Development
     Enterprise (A)
     7.250%, 11/15/19                         182                 120
   Chukchansi Economic
     Development Authority (A)
     8.000%, 11/15/13                         250                 198

DESCRIPTION                            FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------------------
   Circus & Eldorado Joint
      Venture/Silver Legacy Capital
      10.125%, 03/01/12                     $ 150            $    130
   Gaylord Entertainment
      8.000%, 11/15/13                        100                 102
   Harrah's Operating
      10.750%, 02/01/16                       250                 202
   Harrahs Operating Escrow (A)
      11.250%, 06/01/17                       250                 257
   Indianapolis Downs & Capital
      (A)
      11.000%, 11/01/12                       100                  59
   Inn of the Mountain Gods
      Resort & Casino (C)
      12.000%, 11/15/10                       150                  69
   Isle of Capri Casinos
      7.000%, 03/01/14                        112                 100
   Jacobs Entertainment
      9.750%, 06/15/14                         75                  68
   Mashantucket Western Pequot
      Tribe (A)
      8.500%, 11/15/15                        170                  62
   MGM Mirage
      8.500%, 09/15/10                        200                 198
      6.750%, 09/01/12                        100                  84
   Mohegan Tribal Gaming
      Authority
      7.125%, 08/15/14                        100                  71
   Penn National Gaming (A)
      8.750%, 08/15/19                        250                 250
   River Rock Entertainment
      Authority
      9.750%, 11/01/11                        300                 276
   San Pasqual Casino (A)
      8.000%, 09/15/13                        100                  96
   Scientific Games
      6.250%, 12/15/12                        100                  97
   Seminole Hard Rock
      Entertainment (A) (B)
      2.799%, 03/15/14                        100                  80
   Seneca Gaming
      7.250%, 05/01/12                        200                 185
   Shingle Springs Tribal Gaming
      Authority (A)
      9.375%, 06/15/15                        100                  72
   Snoqualmie Entertainment
      Authority (A) (B)
      4.680%, 02/01/14                        100                  49
   Speedway Motorsports
      6.750%, 06/01/13                        100                  99
   Tunica-Biloxi Gaming
      Authority (A)
      9.000%, 11/15/15                        125                 113

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 44
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                             FACE AMOUNT (000)     VALUE (000)
-------------------------------------------------------------------------
   VAIL RESORTS
     6.750%, 02/15/14                           $ 100             $  99
   Waterford Gaming (A)
     8.625%, 09/15/14                              77                44
   Wynn Las Vegas Capital
     6.625%, 12/01/14                             175               167
-------------------------------------------------------------------------

   TOTAL ENTERTAINMENT & GAMING                                   3,598
=========================================================================
   Financial Services [1.7%]
   GMAC
     6.750%, 12/01/14                             425               358
   Pinnacle Foods Finance
     9.250%, 04/01/15                             250               254

-------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                         612
=========================================================================
   Food, Beverage & Tobacco [2.1%]
   Beverages & More (A)
     9.250%, 03/01/12                             100                94
   Constellation Brands
     8.375%, 12/15/14                             150               156
   Leiner Health Products (C)
     11.000%, 06/01/12                            100                --
   Le-Nature's (A) (C) (F)
     9.000%, 06/15/13                             150                 8
   National Beef Packing
     10.500%, 08/01/11                            100                99
   Smithfield Foods (A)
     10.000%, 07/15/14                            243               255
     7.000%, 08/01/11                             150               144

-------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                   756
=========================================================================

   GAS/NATURAL GAS [0.4%]
   El Paso
     7.000%, 06/15/17                             150               147
=========================================================================

   HOTELS AND MOTELS [0.4%]
   Wyndham Worldwide
     6.000%, 12/01/16                             150               135
=========================================================================

   INSURANCE [2.8%]
   National Life Insurance (A)
     10.500%, 09/15/39                            150               153
   Torchmark
     9.250%, 06/15/19                             550               618
   USI Holdings (A) (B)
     9.750%, 05/15/15                             150               133
     4.315%, 11/15/14                             125               104
-------------------------------------------------------------------------

   TOTAL INSURANCE                                                1,008
=========================================================================

DESCRIPTION                             FACE AMOUNT (000)     VALUE (000)
-------------------------------------------------------------------------
   INVESTMENT BANKER/BROKER DEALER [1.1%]
   Nuveen Investments (A) (F)
      10.500%, 11/15/15                         $ 450             $ 389
========================================================================

   INVESTMENT COMPANIES [0.9%]
   Allied Capital (F)
      6.625%, 07/15/11                            400              329
========================================================================

   MACHINERY [3.2%]
   Baldor Electric
      8.625%, 02/15/17                            125               127
   Case New Holland (A)
      7.750%, 09/01/13                            140               139
      7.125%, 03/01/14                            100                98
   CPM Holdings (A)
      10.625%, 09/01/14                           130               134
   Douglas Dynamics (A)
      7.750%, 01/15/12                            440               379
   Terex
      7.375%, 01/15/14                            100                99
   Terex
      8.000%, 11/15/17                             75                69
   Trimas
      9.875%, 06/15/12                            115               103

-------------------------------------------------------------------------

   TOTAL MACHINERY                                                1,148
=========================================================================

   MEDICAL PRODUCTS & SERVICES [3.5%]
   Apria Healthcare Group (A)
      12.375%, 11/01/14                           150               160
   Bausch & Lomb
      9.875%, 11/01/15                            250               262
   Bio-Rad Laboratories
      7.500%, 08/15/13                            100               102
   Community Health Systems
      8.875%, 07/15/15                            150               154
   HCA
      9.250%, 11/15/16                             50                52
      5.750%, 03/15/14                            100                88
   Omnicare
      6.750%, 12/15/13                            150               145
   Select Medical
      7.625%, 02/01/15                            186               174
   Vanguard Health Holding II
      9.000%, 10/01/14                            100               102

-------------------------------------------------------------------------

   TOTAL MEDICAL PRODUCTS & SERVICES                              1,239
=========================================================================
   Metals & Mining [0.7%]
   Noranda Aluminium Acquisition (B)
      5.413%, 05/15/15                            156               109

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 45
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                 FACE AMOUNT(000)   VALUE (000)
--------------------------------------------------------------------------
   Novelis
     7.250%, 02/15/15                             $ 150              $ 130
--------------------------------------------------------------------------

   TOTAL METALS & MINING                                               239
==========================================================================

   MISCELLANEOUS BUSINESS SERVICES [1.4%]
   Affinion Group
     11.500%, 10/15/15                              100                103
   Carriage Services
     7.875%, 01/15/15                               200                188
   Lamar Media
     6.625%, 08/15/15                               100                 91
   MCBC Holdings (A)
     8.051%, 10/15/14                                50                  9
   Stewart Enterprises
     6.250%, 02/15/13                               100                 97
--------------------------------------------------------------------------

   TOTAL MISCELLANEOUS BUSINESS SERVICES                               488
==========================================================================

   MISCELLANEOUS MANUFACTURING [3.2%]
   AGY Holding
     11.000%, 11/15/14                              100                 80
   Altra Industrial Motion
     9.000%, 12/01/11                               100                102
   Buffalo Thunder Development
     Authority (A) (C)
     9.375%, 12/15/14                                75                 13
   CEVA Group (A)
     11.625%, 10/01/16                              250                243
   Coleman Cable
     9.875%, 10/01/12                               250                231
   Dresser-Rand Group
     7.375%, 11/01/14                               133                130
   General Cable
     7.125%, 04/01/17                               100                 98
   Koppers Holdings (D)
     15.040%, 11/15/09                              250                251

--------------------------------------------------------------------------

   TOTAL MISCELLANEOUS MANUFACTURING                                 1,148
==========================================================================

   PAPER & RELATED PRODUCTS [1.0%]
   Appleton Papers, Ser B
     9.750%, 06/15/14                               100                  45
   Domtar
     7.125%, 08/15/15                               150                 147
   Norampac Industries
     6.750%, 06/01/13                               100                  97
   Verso Paper Holdings
     9.125%, 08/01/14                               100                  74
--------------------------------------------------------------------------

   TOTAL PAPER & RELATED PRODUCTS                                       363
==========================================================================

DESCRIPTION                                 FACE AMOUNT(000)   VALUE (000)
--------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [11.7%]
   Atlas Energy Operating
      12.125%, 08/01/17                           $ 200              $  216
   Atlas Pipeline Partners
      8.125%, 12/15/15                              200                 161
   Bill Barrett
      9.875%, 07/15/16                              250                 263
   Chesapeake Energy
      6.875%, 01/15/16                              100                  95
   Chesapeake Energy
      6.250%, 01/15/18                              100                  90
   Cimarex Energy
      7.125%, 05/01/17                              250                 233
   Clayton Williams Energy
      7.750%, 08/01/13                              150                 129
   Comstock Resources
      6.875%, 03/01/12                              150                 149
   Copano Energy
      7.750%, 06/01/18                              100                  95
   Dynegy Holdings
      7.750%, 06/01/19                              100                  85
   Frontier Oil
      6.625%, 10/01/11                              150                 150
   Helix Energy Solutions Group
      (A)
      9.500%, 01/15/16                              100                 100
   Linn Energy
      9.875%, 07/01/18                              100                 102
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                              150                 149
   McMoRan Exploration
      11.875%, 11/15/14                             400                 400
   Newfield Exploration
      6.625%, 09/01/14                              150                 147
   Parker Drilling
      9.625%, 10/01/13                              150                 149
   Petroplus Finance (A)
      7.000%, 05/01/17                              150                 137
   Pioneer Natural Resources
      5.875%, 07/15/16                              100                  92
   Plains Exploration & Production
      7.750%, 06/15/15                              150                 149
      7.625%, 06/01/18                              100                  98
   Southern Star Central
      6.750%, 03/01/16                              100                  95
   Southwestern Energy
      7.500%, 02/01/18                              100                 101
   Stone Energy
      8.250%, 12/15/11                              531                 499
   Swift Energy
      7.625%, 07/15/11                              100                  99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 46
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                               FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------
   Tesoro
     6.625%, 11/01/15                           $ 100               $  92
   Williams Partners
     7.250%, 02/01/17                             100                  98

-------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                  4,173
=========================================================================

   PRINTING & PUBLISHING [1.2%]
   MediMedia USA (A)
     11.375%, 11/15/14                             50                  36
   Scholastic
     5.000%, 04/15/13                             300                 257
   Sheridan Group
     10.250%, 08/15/11                            150                 126
-------------------------------------------------------------------------

   TOTAL PRINTING & PUBLISHING                                        419
=========================================================================

   RADIO [1.0%]
   Cleveland Unlimited (A) (B)
     12.000%, 12/15/10                            250                 247
   XM Satellite Radio Holdings (A)
     13.000%, 08/01/13                            100                  98
-------------------------------------------------------------------------

   TOTAL RADIO                                                        345
=========================================================================

   REAL ESTATE INVESTMENT TRUSTS [0.7%]
   Host Marriott, Ser O
     6.375%, 03/15/15                             150                 142
   Ventas Realty
     6.500%, 06/01/16                             100                  97

-------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUSTS                                239
=========================================================================

   RESEARCH AND DEVELOPMENT [1.0%]
   Catalent Pharma Solutions
     9.500%, 04/15/15                             400                 348
-------------------------------------------------------------------------

   RETAIL [7.3%]
   ACE Hardware (A) (F)
     9.125%, 06/01/16                             100                 105
   Brunswick (A)
     11.250%, 11/01/16                            245                 267
   Claire's Stores
     9.625%, 06/01/15                             110                  66
   Dave & Buster's
     11.250%, 03/15/14                            200                 201
   Duane Reade (A)
     11.750%, 08/01/15                            275                 289
     9.750%, 08/01/11                             125                 125

DESCRIPTION                               FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------
   Ferrellgas Partners
      6.750%, 05/01/14                          $ 100               $  95
   Group 1 Automotive
      8.250%, 08/15/13                            100                  99
   Inergy
      8.250%, 03/01/16                            200                 201
   Landry's Restaurants
      14.000%, 08/15/11                           300                 301
   Leslie's Poolmart
      7.750%, 02/01/13                            175                 175
   Penske Auto Group
      7.750%, 12/15/16                            100                  92
   Rare Restaurant Group (A)
      9.250%, 05/15/14                            100                  64
   Sally Holdings
      10.500%, 11/15/16                           200                 208
   Sbarro
      10.375%, 02/01/15                            50                  39
   Sonic Automotive
      8.625%, 08/15/13                             70                  67
   True Temper Sports (C)
      8.375%, 09/15/11                            150                   1
   Wendy's (A)
      10.000%, 07/15/16                           200                 212
-------------------------------------------------------------------------

   TOTAL RETAIL                                                     2,607
=========================================================================

   RUBBER & PLASTIC [0.5%]
   Cooper Tire & Rubber
      8.000%, 12/15/19                            100                  90
   Goodyear Tire & Rubber
      9.000%, 07/01/15                             98                 102
-------------------------------------------------------------------------

   TOTAL RUBBER & PLASTIC                                             192
=========================================================================

   SEMI-CONDUCTORS [0.5%]
   Amkor Technology
      9.250%, 06/01/16                            100                 103
   Sensata Technologies
      8.000%, 05/01/14                            100                  93
-------------------------------------------------------------------------

   TOTAL SEMI-CONDUCTORS                                              196
=========================================================================

   STEEL & STEEL WORKS [0.3%]
   Ryerson
      12.000%, 11/01/15                            75                  72
   Steel Dynamics
      7.375%, 11/01/12                             50                  51
-------------------------------------------------------------------------

   TOTAL STEEL & STEEL WORKS                                          123
-------------------------------------------------------------------------

                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 47
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                  FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS [7.5%]
   Broadview Networks Holdings
     11.375%, 09/01/12                       $            100    $       92
   Centennial Communications
     10.125%, 06/15/13                                    100           103
   Cincinnati Bell
     8.375%, 01/15/14                                     150           151
   Citizens Communications
     7.125%, 03/15/19                                     150           141
   Cricket Communications
     9.375%, 11/01/14                                     250           254
   Fairpoint Communications
     13.125%, 04/02/18                                    104            13
   GeoEye (A)
     9.625%, 10/01/15                                     250           253
   MetroPCS Wireless
     9.250%, 11/01/14                                     350           358
   Nextel Communications
     6.875%, 10/31/13                                     200           185
   Qwest
     7.625%, 06/15/15                                     289           292
   Radio One
     8.875%, 07/01/11                                     100            53
   Sprint Capital
     8.375%, 03/15/12                                     150           156
   Telcordia Technologies (A) (B)
     4.259%, 07/15/12                                     400           345
   Time Warner Telecom Holdings
     9.250%, 02/15/14                                     100           103
   Virgin Media Finance
     9.125%, 08/15/16                                     150           154
   West
     11.000%, 10/15/16                                     50            50
---------------------------------------------------------------------------

   TOTAL TELEPHONES &
     TELECOMMUNICATIONS                                               2,703
===========================================================================
   TRANSPORTATION SERVICES [3.8%]
   Delta Airlines (A)
     11.750%, 03/15/15                                    280           261
   Kansas City Southern Railway
     8.000%, 06/01/15                                     100           102
   Navios Maritime Holdings
     9.500%, 12/15/14                                     100            94
   Pegasus Solutions (A)
     10.500%, 04/15/15                                    100            32
   Royal Caribbean Cruises
     6.875%, 12/01/13                                     100            93
   Ship Finance International
     8.500%, 12/15/13                                     200           191
   Stena
     7.000%, 12/01/16                                     150           128

                                                  FACE AMOUNT
DESCRIPTION                                      (000)/SHARES    VALUE (000)
---------------------------------------------------------------------------
   Susser Holdings
     10.625%, 12/15/13                       $            160    $      165
   Swift Transportation (A) (B)
     8.190%, 05/15/15                                     200           142
   Travelport
     9.875%, 09/01/14                                     170           165
---------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                      1,373
===========================================================================

   WASTE DISPOSAL [0.5%]
   Waste Services
     9.500%, 04/15/14                                     100            99
   WCA Waste
     9.250%, 06/15/14                                     100            96
---------------------------------------------------------------------------

   TOTAL WASTE DISPOSAL                                                 195
===========================================================================

        TOTAL CORPORATE BONDS
          (Cost $36,526)                                             34,526
===========================================================================

COMMON STOCK [0.7%]
     BROADCASTING & CABLE [0.0%]
     Olympus* (E) (F)                                   8,500             9
===========================================================================

   BUILDING & CONSTRUCTION SUPPLIES [0.0%]
   Dayton Superior*                                       149            --
============================================================================

   CHEMICALS [0.6%]
   Georgia Gulf* (E) (F)                                7,095          212
===========================================================================

   IT SERVICES [0.1%]
   Unisys*                                             10,447           28
===========================================================================

   PAPER & FOREST PRODUCTS [0.0%]
   Tembec*                                              5,625            5
===========================================================================

        TOTAL COMMON STOCK
               (Cost $320)                                             254
===========================================================================
   PREFERRED STOCK [0.0%]
     CHEMICALS [0.0%]
     Georgia Gulf* (E) (F)                                317           10
===========================================================================

        TOTAL PREFERRED STOCK
               (Cost $6)                                                10
===========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 48
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONCLUDED)

DESCRIPTION                               FACE AMOUNT(000)/SHARES   VALUE (000)
-------------------------------------------------------------------------------
   CONVERTIBLE BONDS [0.5%]
      PETROLEUM & FUEL PRODUCTS [0.3%]
      Bill Barrett
        5.000%, 03/15/28                          $   100             $     94
==============================================================================

      RETAIL [0.2%]
      Pantry
        3.000%, 11/15/12                              100                   82
==============================================================================

           TOTAL CONVERTIBLE BONDS
             (Cost $171)                                                   176
==============================================================================

   CASH EQUIVALENTS [0.7%]
      Evergreen Select Money
        Market Fund, Institutional
        Class, 0.130%**                           116,357                  116
      Fidelity Institutional Domestic
        Money Market Portfolio,
        Cl I, 0.270%**                            116,357                  117
==============================================================================

           TOTAL CASH EQUIVALENTS
             (Cost $233)                                                   233
==============================================================================

           TOTAL INVESTMENTS [97.8%]
          (Cost $37,256)                                              $ 35,199
==============================================================================

----------

PERCENTAGES ARE BASED ON NET ASSETS OF $35,992 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF SEPTEMBER 30, 2009.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933.THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON SEPTEMBER 30, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $8,562(000), REPRESENTING 23.7% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009.

(C) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

(D) STEP BOND -- THE RATE REPORTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009.THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(E)  SECURITY IS FAIR VALUED.

(F)  SECURITY IS CONSIDERED ILLIQUID.

CL -- CLASS

MTN -- MEDIUM TERM NOTE

SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

--------------------------------------------------------------------------------
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in
Securities              Level 1     Level 2   Level 3    Total
                       ---------   --------   -------   --------
Corporate Bonds         $    --    $ 34,333    $  193   $ 34,526
Common Stock                 33         212         9        254
Preferred Stock              --          10        --         10
Convertible Bonds            --         176        --        176
Cash Equivalents            233          --        --        233
                       ---------   --------   -------   --------
Total Investments in
   Securities          $     266   $ 34,731    $  202   $ 35,199
                       =========   ========   =======   ========

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

                                          Investment
                                              in        Investments
                                          Corporate      in Common
                                            Bonds          Stock
                                         ($Thousands)    ($Thousands)
                                        -------------   -------------
Beginning balance as of October 1,      $         145  $           9
2008
   Accrued discounts/premiums                       8             --
   Realized gain/(loss)                            --             --
   Change in unrealized appreciation/
     (depreciation)                                31             --
   Net purchases/sales                             --             --
   Net transfer in and/or out of
   Level 3                                          9             --
                                        -------------   -------------
   Ending balance as of September 30,
   2009                                 $         193   $           9
                                        =============   =============

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 49

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

TYPE OF SECURITY WEIGHTINGS (UNAUDITED)*:

                              (BAR CHART)

Commercial Paper                     53.9%
Short-Term Investments               24.7%
Certificates of Deposit              12.7%
U.S. Government Agency Obligations    7.7%
Corporate Obligations                 1.0%

----------
*    Percentages are based on total investments.

DESCRIPTION                          FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------------
COMMERCIAL PAPER (A) [54.0%]
   BANKS [20.7%]
   Abbey National
      North America
      0.155%, 10/08/09               $          25,000   $    24,999
   Allied Irish Banks
      North America (B)
      0.570%, 10/01/09                          25,000        25,000
   ANZ National Int'l (B)
      0.310%, 01/04/10                          25,000        24,979
   Bank of Ireland (B)
      0.500%, 10/08/09                          25,000        24,997
   Bank of Nova Scotia
      0.220%, 10/16/09                          25,000        24,998
   BNZ International
      Funding (B)
      0.300%, 01/20/10                          25,000        24,977
   Erste Finance Delaware (B)
      0.290%, 10/19/09                          25,000        24,996
   KBC Financial Products
      International (B)
      0.450%, 10/05/09                          25,000        24,999
   Korea Development Bank
      1.708%, 11/03/09                          25,000        24,961
   Lloyds TSB Bank
      0.190%, 10/09/09                          25,000        24,999
   Societe Generale
      North America
      0.451%, 10/02/09                          25,000        25,000
   Standard Chartered Bank (B)
      0.965%, 12/14/09                          25,000        24,951
   Toronto-Dominion
      Holdings USA (B)
      0.260%, 01/04/10                          25,000        24,983
--------------------------------------------------------------------

   TOTAL BANKS                                               324,839
====================================================================

DESCRIPTION                          FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------------
   FINANCIAL SERVICES [15.9%]
   ASB Finance (B)
      0.340%, 01/25/10               $          25,000   $    24,973
   Commerzbank US Finance
      0.541%, 01/15/10                          25,000        24,960
   Danske (B)
      0.250%, 11/30/09                          25,000        24,990
   General Electric Capital
      0.180%, 10/07/09                          25,000        24,999
   HSBC Finance
      0.501%, 11/10/09                          25,000        24,986
   HVB US Finance (B)
      0.250%, 10/14/09                          25,000        24,998
   Nordea North America
      0.290%, 11/30/09                          25,000        24,988
   Rabobank USA Financial
      0.230%, 12/01/09                          25,000        24,990
   Toyota Financial Services
      de Puerto Rico
      0.150%, 10/28/09                          25,000        24,997
   Westpac Securities NZ (B)
      0.280%, 01/11/10                          25,000        24,980
--------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                  249,861
====================================================================

   FOOD, BEVERAGE & TOBACCO [1.6%]
   Nestle Capital (B)
      0.030%, 10/06/09                          25,000        25,000
====================================================================

   FOREIGN GOVERNMENTS [1.6%]
   Republic of Ireland
      International Bond
      0.622%, 01/04/10                          25,000        24,959
====================================================================

   IMPORT/EXPORT [1.6%]
   Sumitomo Corp of America
      0.631%, 10/15/09                          25,000        24,994
====================================================================

   INSURANCE [1.6%]
   MetLife Short Term
      Funding (B)
      0.741%, 10/16/09                          25,000        24,992
====================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 50
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONTINUED)

DESCRIPTION                              FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------------
   INVESTMENT BANKER/BROKER DEALER
      [3.2%]
      Citigroup Funding
         0.300%, 10/06/09                $          25,000   $    24,999
      ING US Funding
        0.240%, 12/04/09                            25,000        24,989
------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/
      BROKER DEALER                                               49,988
========================================================================

   MACHINERY [1.4%]
   John Deere Credit (B)
      0.130%, 10/15/09                              23,000        22,999
========================================================================

   PETROLEUM & FUEL PRODUCTS [1.6%]
   ConocoPhillips Qatar
      Funding (B)
      0.300%, 10/08/09                              25,000        24,999
========================================================================

   SOVEREIGN AGENCY [3.2%]
   Banque et Caisse
      d'Epargne de L'Etat
      0.280%, 12/15/09                              25,000        24,985
   Caisse d'Amortissement
      de la Dette Sociale
      0.300%, 02/05/10                              25,000        24,974
------------------------------------------------------------------------

   TOTAL SOVEREIGN AGENCY                                         49,959
========================================================================

   SPECIAL PURPOSE BANKS [1.6%]
   Dexia Delaware
      0.280%, 10/08/09                              25,000        24,999
========================================================================

         TOTAL COMMERCIAL PAPER
            (Cost $847,589)                                      847,589
========================================================================

U.S.GOVERNMENT AGENCY OBLIGATIONS
   [7.6%]
   FFCB
      0.540%, 09/15/10                              25,000        25,000
   FHLB (C)
      0.500%, 12/15/09                              10,000        10,000
      3.875%, 01/15/10                              25,000        25,252
   FHLB DN (D)
      0.421%, 10/14/09                              25,000        24,996
      0.550%, 06/04/10                              10,000        10,000
   FHLMC DN (D)
      0.401%, 03/16/10                              25,000        24,954
------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS
            (Cost $120,202)                                      120,202
========================================================================

DESCRIPTION                                   FACE AMOUNT
                                              (000)/SHARES   VALUE (000)
------------------------------------------------------------------------
CORPORATE OBLIGATION [1.0%]
   BANKS [1.0%]
   Wells Fargo
      4.200%, 01/15/10                        $    16,000    $   16,175
========================================================================

         TOTAL CORPORATE OBLIGATION
            (Cost $16,175)                                        16,175
========================================================================

CERTIFICATES OF DEPOSIT [12.7%]
   BANKS [12.7%]
   Banco Bilbao Vizcaya
      Argentaria
      0.605%, 12/16/09                              25,000        25,000
   Barclays Bank
      0.950%, 11/04/09                              25,000        25,000
   BNP Paribas NY
      0.260%, 01/19/10                              25,000        25,000
   DnB Bank
      0.270%, 10/23/09                              25,000        25,000
   National Australia Bank
      0.280%, 10/08/09                              25,000        25,000
   Natixis NY
      0.400%, 11/12/09                              25,000        25,000
   Norinchukin Bank-
      New York
      0.450%, 11/02/09                              25,000        25,000
   Royal Bank of Scotland
      0.230%, 10/29/09                              25,000        25,000
------------------------------------------------------------------------

   TOTAL BANKS                                                   200,000
========================================================================

         TOTAL CERTIFICATES OF DEPOSIT
            (Cost $200,000)                                      200,000
========================================================================

CASH EQUIVALENT [0.1%]
   Goldman Sachs Financial
      Square Funds - Government
      Fund, 0.080%*                              1,140,705         1,141
------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $1,141)                                          1,141
========================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 51
schedule of investments
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

 PRIME MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                            FACE AMOUNT (000)   VALUE (000)
----------------------------------------------------------------------
REPURCHASE AGREEMENTS (E) [24.6%]
   Barclays
      0.050%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase price $137,600,191
      (collateralized by a U.S.
      Treasury Note, par value
      $140,022,216, 1.125%,
      1/15/12; with total market
      value $140,352,051)                       $137,600   $   137,600
   Banc of America
      0.040%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase price
      $125,000,139 (collateralized
      by U.S. Government
      obligations, ranging in par
      value $4,661,000- $45,445,000,
      1.250%-4.375%, 9/29/11-
      7/17/15; with total market
      value $127,500,821)                        125,000       125,000
   Deutsche Bank
      0.060%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase price $100,000,167
      (collateralized by U.S.
      Government obligations,
      ranging in par value
      $3,643,000-$68,602,000,
      0.000%-5.000%, 11/13/09-
      9/16/14; with total market
      value $102,000,137)                        100,000       100,000
   JPMorgan Chase
      0.040%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase price $25,000,028
      (collateralized by U.S.
      Government obligations,
      ranging in par value
      $35,000-$23,945,000,
      0.000%-3.875%, 7/15/11-
      5/28/24; with total market
      value $25,503,667)                          25,000        25,000
----------------------------------------------------------------------

      TOTAL REPURCHASE AGREEMENTS
         (Cost$ 387,600)                                       387,600
======================================================================

      TOTAL INVESTMENTS [100.0%]
         (Cost$ 1,572,707)                                 $ 1,572,707
======================================================================

----------
PERCENTAGES ARE BASED ON NET ASSETS OF $1,572,857 ($ THOUSANDS).

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF SEPTEMBER 30, 2009.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933.THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON SEPTEMBER 30, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $397,813 (000), REPRESENTING 25.3% OF THE NET ASSETS OF THE FUND.

(C) ZERO COUPON SECURITY -- THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(D) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009.

(E)  TRI-PARTY REPURCHASE AGREEMENT
DN -- DISCOUNT NOTE
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities   Level 1     Level 2    Level 3     Total
                            -------   ----------   -------   --------
Commercial Paper            $    --   $  847,589     $  --   $  847,589
U.S. Government Agency
   Obligations                   --      120,202        --      120,202
Corporate Obligation             --       16,175        --       16,175
Certificates of Deposit          --      200,000        --      200,000
Cash Equivalent               1,141           --        --        1,141
Repurchase Agreements            --      387,600        --      387,600
                            -------   ----------   -------   ----------

Total Investments in
   Securities               $ 1,141   $1,571,566   $    --   $1,572,707
                            =======   ==========   =======   ==========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 52
schedule of investments
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

TYPE OF SECURITY WEIGHTINGS (UNAUDITED)*:

                                  (BAR CHART)

U.S. Government Agency Obligations     69.8%
Repurchase Agreements                  28.5%
U.S. Treasury Obligation                1.7%

----------
*     Percentages are based on total investments.

DESCRIPTION                        FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------
U.S.GOVERNMENT AGENCY
   OBLIGATIONS [70.9%]
   FARMER MAC DN (A)
      0.200%, 10/07/09             $          50,000   $    50,000
   FFCB
      0.500%, 10/07/10                        50,000        50,000
      0.601%, 12/09/10 (B)                    50,000        50,178
   FHLB
      5.000%, 10/02/09                        50,000        50,006
      0.500%, 11/05/09 (D)                    25,000        25,000
      0.450%, 11/24/09                        25,000        25,002
      0.293%, 12/02/09 (B)                    25,000        25,011
      0.119%, 12/11/09 (B)                    25,000        25,021
      0.580%, 12/14/09                        30,180        30,200
      0.166%, 12/28/09 (B)                    25,000        24,999
      3.100%, 02/04/10                        25,000        25,234
      0.790%, 03/11/10 (B)                    25,000        25,068
      0.875%, 04/15/10                        25,000        25,000
      0.500%, 05/26/10                        25,000        24,986
      0.380%, 06/15/10                        40,700        40,700
      0.560%, 06/22/10                        25,000        24,998
      0.338%, 07/06/10 (B)                    50,000        49,999
      0.600%, 07/26/10                        10,950        10,950
      0.625%, 07/29/10                        25,000        25,000
      0.550%, 07/30/10                        20,000        20,000
      0.500%, 09/29/10                        40,000        40,000
   FHLB DN (A)
      0.100%, 10/01/09                       200,000       200,000
      0.128%, 10/02/09                       210,000       209,999
      0.198%, 10/09/09                       100,000        99,996
      0.050%, 10/13/09                        50,000        49,999
      0.421%, 10/14/09                        50,000        49,992
      0.320%, 10/19/09                        25,000        24,996
      0.321%, 10/23/09                        50,000        49,990
      0.300%, 10/28/09                        25,000        24,994
      0.260%, 11/18/09                        25,000        24,991
      1.010%, 02/23/10                        25,000        24,899
      0.550%, 06/04/10                        20,000        20,000
   FHLMC
      4.125%, 11/30/09                        33,182        33,393
      3.125%, 02/04/10                        25,000        25,175

DESCRIPTION                        FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------
   FHLMC DN (A)
      0.078%, 10/05/09             $         150,000   $   149,999
      0.220%, 10/13/09                        51,200        51,196
      0.230%, 11/09/09                        25,000        24,994
      0.190%, 12/15/09                        50,000        49,980
      0.294%, 01/04/10                        75,000        74,942
      0.502%, 01/06/10                        25,000        24,966
      0.210%, 01/20/10                        50,000        49,968
   FNMA
      0.404%, 02/12/10 (B)                    25,000        25,031
      7.125%, 06/15/10                        24,866        26,038



   FNMA DN (A)
      0.170%, 10/01/09                       100,000       100,000
      0.381%, 09/01/10                        25,000        24,912
------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS
            (Cost $2,107,802)                            2,107,802
==================================================================

U.S.TREASURY OBLIGATION [1.7%]
   U.S.Treasury Note
      4.625%, 11/15/09                        50,000        50,260
------------------------------------------------------------------

         TOTAL U.S.TREASURY
            OBLIGATION
               (Cost $50,260)                               50,260
==================================================================

REPURCHASE AGREEMENTS (C) [29.0%]
   Bank of America
      0.040%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase price $375,000,411
      (collateralized by U.S.
      Government obligations,
      ranging in par value
      $22,380,000-$104,714,000,
      0.000%-5.375%, 3/24/10-
      4/15/42; with total market
      value $382,500,735)                    375,000       375,000
   Barclays
      0.050%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase
      price $185,700,258
      (collateralized by a U.S.
      Treasury Note, par value
      $187,999, 2.000%,
      11/30/13;
      with total market value
      $189,414,006)                          185,700       185,700

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 53
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                           FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------------
   Deutsche Bank
      0.060%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase price $150,000,250
      (collateralized by U.S.
      Government obligations,
      ranging in par value
      $5,724,000-$80,000,000,
      0.000%-6.625%, 1/15/10-
      5/06/24;with total
      market
      value $153,000,236)             $         150,000   $   150,000
   UBS Warburg
      0.060%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase price $100,000,167
      (collateralized by a Fannie
      Mae Note, par value
      $102,015,000, 0.000%,
      12/29/09; with total
      market value $102,004,797)                100,000       100,000
   JPMorgan Chase
      0.040%, dated 09/30/09,
      repurchased on 10/01/09,
      repurchase price $50,000,056
      (collateralized by U.S.
      Government obligations,
      ranging in par value $51,000-
      $37,085,000, 0.000%-3.250%,
      1/13/16-1/15/30; with total
      market value $51,001,759)                  50,000        50,000
---------------------------------------------------------------------

         TOTAL REPURCHASE
            AGREEMENTS
            (Cost $860,700)                                   860,700
=====================================================================

         TOTAL INVESTMENTS [101.6%]
            (Cost $3,018,762)                              $3,018,762
=====================================================================


PERCENTAGES ARE BASED ON NET ASSETS OF $2,971,852 ($ THOUSANDS).

----------
(A) ZERO COUPON SECURITY -- THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) FLOATING RATE SECURITY--THE RATE REFLECTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009.

(C)   TRI-PARTY REPURCHASE AGREEMENT

(D) STEP BOND -- THE RATE REFLECTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009.

    THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

DN -- DISCOUNT NOTE

FARMER MAC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION

FFCB -- FEDERAL FARM CREDIT BANK

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities   Level 1   Level 2       Level 3     Total
                            -------   -----------   -------   ----------
U.S. Government Agency
   Obligations              $    --   $ 2,107,802   $    --   $2,107,802
U.S.Treasury Obligation                    50,260        --       50,260
Repurchase Agreements            --       860,700        --      860,700
                            -------   -----------   -------   ----------
Total Investments in
   Securities               $    --   $ 3,018,762   $    --   $3,018,762
                            =======   ===========   =======   ==========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 54
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

ISSUER INDUSTRY WEIGHTINGS (UNAUDITED)*:

                                  (BAR CHART)

General Revenue           35.2%
Water                     17.4%
General Obligation        13.5%
Education                 13.1%
Power                      9.2%
Public Facilities          3.3%
Healthcare                 2.7%
Transportation             2.0%
Commercial Paper           1.4%
Industrial Development     0.9%
Nursing Homes              0.8%
Utilities                  0.5%

----------
*        Percentages based on total investments.

DESCRIPTION                          FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------
MUNICIPAL BONDS [98.3%]
   CALIFORNIA [92.4%]
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Public Policy Institute,
      Ser A, RB (A) (B) (C)
      0.370%, 10/01/09               $           2,870   $     2,870
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser C, COP (A) (B) (C)
      0.250%, 10/01/09                           7,420         7,420
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser D, COP (A) (B) (C)
      0.250%, 10/01/09                           5,970         5,970
   Bay Area Toll Authority,
      RB (A) (C)
      0.300%, 10/01/09                          11,000        11,000
   Bay Area Toll Authority,
      Ser E-1, RB (A) (C)
      0.350%, 10/01/09                           3,560         3,560
   Bay Area Toll Authority,
      Ser E-3, RB (A) (C)
      0.370%, 10/01/09                           4,000         4,000
   California State, Daily
      Kindergarten
      University Project,
      Ser A-3, GO (A) (B) (C)
      0.330%, 10/01/09                           4,735         4,735
   California State, Daily
      Kindergarten
      University Project,
      Ser A-4, GO (A) (B) (C)
      0.330%, 10/01/09                           1,250         1,250

DESCRIPTION                          FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------
   California State, Daily
      Kindergarten
      University Project,
      Ser B-3, GO (A) (B) (C)
      0.280%, 10/01/09               $           4,320   $     4,320
   California State,
      Department of Water
      Resource & Power,
      Ser B-2, RB (A) (B) (C)
      0.270%, 10/01/09                          15,000        15,000
   California State,
      Department of Water
      Resource & Power,
      Ser C-15, RB (A) (B) (C)
      0.250%, 10/01/09                           5,000         5,000
   California State,
      Department of Water
      Resource & Power,
      Ser C-7, RB, FSA (A) (C)
      0.450%, 10/01/09                          11,425        11,425
   California State,
      Department of Water
      Resource & Power,
      Sub-Ser F-2, RB (A) (B) (C)
      0.300%, 10/01/09                          17,000        17,000
   California State,
      Department of Water
      Resource & Power,
      Sub-Ser G-3, RB, FSA (A) (C)
      0.450%, 10/01/09                          10,000        10,000
   California State,
      Economic Development
      Financing Authority,
      KQED Incorporated
      Project, RB (A) (B) (C)
      0.250%, 10/07/09                           1,140         1,140
   California State,
      Economic Recovery
      Authority, Ser C-11,
      GO (A) (B) (C)
      0.280%, 10/07/09                          10,000        10,000
   California State,
      Educational Facilities
      Authority, Pitzer
      College Project,
      Ser B, RB (A) (B) (C)
      0.280%, 10/01/09                           3,215         3,215
   California State,
      Educational Facilities
      Authority, Stanford
      University Project,
      Ser L-4, RB (C)
      0.250%, 10/07/09                             515           515

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 55
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                        FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------
   California State,
      Educational Facilities
      Authority, University
      of San Francisco
      Project, RB (A)(B)(C)
      0.400%, 10/07/09             $           4,800   $     4,800
   California State, Health
      Facilities Financing
      Authority, Luvile
      Salter Project, Ser B,
      RB (A) (C)
      0.350%, 10/01/09                        11,700        11,700
   California State,
      Infrastructure &
      Economic Authority,
      California Academy
      Project, Ser A, RB (A)
      (B) (C)
      0.270%, 10/01/09                         9,900         9,900
   California State,
      Infrastructure &
      Economic Authority,J
      Paul Getty Trust
      Project, Ser A-2, RB (C)
      0.500%, 10/071/09                        4,000         4,000
   California State,
      Infrastructure &
      Economic Authority,J
      Paul Getty Trust
      Project, Ser B, RB (A) (C)
      0.250%, 10/01/09                         7,820         7,820
   California State,
      Infrastructure &
      Economic Authority,J
      Paul Getty Trust
      Project, Ser D, RB (A) (C)
      0.250%, 10/01/09                         3,700         3,700
   California State,
      Infrastructure &
      Economic Authority,
      Orange County
      Performing Project,
      Ser C, RB (A) (B) (C)
      0.400%, 10/01/09                         5,855         5,855
   California State, Ser
      A-1, GO (A) (B) (C)
      0.330%, 10/01/09                         8,350         8,350
   California State, Ser
      A-3, GO (A) (B) (C)
      0.280%, 10/01/09                        10,500        10,500

DESCRIPTION                        FACE AMOUNT (000)   VALUE (000)
------------------------------------------------------------------
   California State, Ser B,
      Sub-Ser B-7, GO (A)
      (B) (C)
      0.390%, 10/01/09             $          14,275   $    14,275
   California State, Ser B-1,
      GO (A) (B) (C)
      0.230%, 10/07/09                         7,000         7,000
   California State, Ser B-4,
      GO (A) (B) (C)
      0.230%, 10/07/09                         4,000         4,000
   California State, Ser C-2,
      GO (A) (B) (C)
      0.370%, 10/01/09                         7,700         7,700
   California State, Sub-Ser
      B-3, GO (A) (B) (C)
      0.230%, 10/07/09                         3,145         3,145
   California State, Sub-Ser
      B-4, GO (A) (B) (C)
      0.300%, 10/07/09                         6,880         6,880
   California State,Weekly
      Kindergarten
      University Project,
      Ser A-7, GO (A) (B) (C)
      0.250%, 10/01/09                         3,195         3,195
   California State,Weekly
      Kindergarten
      University Project,
      Ser A-8, GO (A) (B) (C)
      0.250%, 10/01/09                        25,600        25,600
   California State,Weekly
      Kindergarten
      University Project,
      Ser B-5, GO (A) (B) (C)
      0.300%, 10/01/09                        12,725        12,725
   California Statewide,
      Communities
      Development Authority,
      Masters College
      Project, RB (A) (B) (C)
      0.170%, 10/01/09                         3,000         3,000
   California Statewide,
      Communities
      Development Authority,
      Park Century School
      Project, RB (A) (B) (C)
      0.270%, 10/01/09                         4,000         4,000
   Contra Costa,
      Transportation
      Authority, RB
      2.500%, 10/01/10                         4,200         4,284

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 56
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                         FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------
   East Bay, Municipal
      Utilities District
      Water Authority, Sub-Ser
      A-1, RB (A) (C)
      0.250%, 10/07/09              $          10,000   $    10,000
   East Bay, Municipal
      Utilities District
      Water Authority, Sub-Ser
      A-2, RB (A) (C)
      0.400%, 10/07/09                          4,395         4,395
   East Bay, Municipal
      Utilities District
      Water Authority, Sub-Ser
      A-3, RB (A) (C)
      0.400%, 10/07/09                         10,000        10,000
   Glendale, Police
      Building Project, COP
      (A) (C)
      0.350%, 10/01/09                         18,300        18,300
   Irvine, Improvement
      Board, Act 1915
      Project, District #03-19,
      Ser A, SAB (A) (B) (C)
      0.270%, 10/01/09                         12,040        12,040
   Irvine, Improvement
      Board, Act 1915
      Project, District #04-20,
      Ser A, SAB (A) (B) (C)
      0.270%, 10/01/09                          8,560         8,560
   Irvine, Improvement
      Board, Act 1915 Project,
      District #04-20,
      Ser B, RB (A) (B) (C)
      0.270%, 10/01/09                         15,843        15,843
   Irvine, Improvement
      Board, Act 1915
      Project, District #05-21,
      Ser A, SAB (A) (B) (C)
      0.330%, 10/01/09                         10,430        10,430
   Irvine, Improvement
      Board, Act 1915
      Project, District #07-22,
      Ser A, RB (A) (B) (C)
      0.270%, 10/01/09                         13,950        13,950
   Irvine, Improvement
      Board, Act 1915
      Project, District #97-17,
      SAB (A) (B) (C)
      0.270%, 10/01/09                          7,150         7,150

DESCRIPTION                         FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------
   Los Angeles County,
      Metropolitan
      Transportation Authority,
      Ser A1, RB (A) (C)
      0.250%, 10/01/09              $           6,500   $     6,500
   Los Angeles County,
      Metropolitan
      Transportation Authority,
      Ser A1, RB (A) (C)
      0.280%, 10/01/09                         27,745        27,745
   Los Angeles County,
      Metropolitan
      Transportation Authority,
      Ser C4, RB (A) (B) (C)
      0.300%, 10/01/09                          2,000         2,000
   Los Angeles County,
      Ser A,TRAN
      2.500%, 10/01/09                          7,000         7,088
   Los Angeles County,
      Ser A,TRAN
      2.500%, 10/01/09                          7,000         7,085
   Los Angeles, Department
      of Water & Power, Sub-Ser
      B-1, RB (A) (C)
      0.300%, 10/01/09                          7,000         7,000
   Los Angeles, Department
      of Water & Power, Sub-Ser
      B-2, RB (A) (C)
      0.280%, 10/01/09                         21,500        21,500
   Los Angeles, Department
      of Water & Power, Sub-Ser
      B-4, RB (A) (C)
      0.300%, 10/01/09                          1,000         1,000
   Los Angeles, Unified
      School District,
      Ser B, COP (A) (B) (C)
      0.250%, 10/07/09                          9,300         9,300
   Los Angeles, Unified
      School District,
      Ser D, GO, FGIC
      Pre-Refunded @ 100 (D)
      5.375%, 07/01/10                          6,000         6,222
   Los Angeles, Unified
      School District,TRAN
      2.000%, 08/12/10                         10,000        10,118
   Los Angeles,Wastewater
      Systems Authority,
      Sub-Ser C, RB (A) (B) (C)
      0.300%, 10/01/09                          2,500         2,500
   Los Angeles,Wastewater
      Systems Authority,
      Sub-Ser F-2, RB (A) (B) (C)
      0.270%, 10/01/09                          7,000         7,000


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 57
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                 FACE  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles,Water &
      Power Resource
      Authority, Sub-Ser B-1,
      RB (A) (C)
      0.300%, 07/01/34                      $            4,000   $      4,000
   Los Angeles,Water &
      Power Resource
      Authority, Sub-Ser B-2,
      RB (A) (C)
      0.300%, 10/01/09                                  12,600         12,600
   Los Angeles,Water &
      Power Resource
      Authority, Sub-Ser B-3,
      RB (A) (C)
      0.300%, 10/01/09                                  26,400         26,400
   Los Angeles,Water &
      Power Resource
      Authority, Sub-Ser B-6,
      RB (A) (C)
      0.250%, 10/01/09                                  10,000         10,000
   Oakland-Alameda County,
      Coliseum Project,
      Ser C-1, RB (A) (B) (C)
      0.310%, 10/07/09                                  15,000         15,000
   Orange County, Sanitation
      District Authority,
      Ser A, COP (A) (C)
      0.400%, 10/01/09                                  13,730         13,730
   Orange County,
      Sanitation District
      Authority, Ser A,TRAN
      2.000%, 06/30/10                                   7,000          7,083
   Orange County,
      Sanitation District
      Authority, Ser B, COP
      (A) (C)
      0.400%, 10/01/09                                  27,205          27,205
   Orange County,Water
      District Authority,
      Ser A, COP (A) (C)
      0.200%, 10/07/09                                   2,800           2,800
   Pasadena, Public
      Financing Authority,
      Rose Bowl Refinancing
      & Improvement Project,
      RB (A) (B) (C)
      0.230%, 10/07/09                                   16,525         16,525
   Riverside County, Public
      Facilities Authority,
      Ser C, COP (A) (B) (C)
      0.250%, 10/07/09                                   12,300         12,300

DESCRIPTION                                 FACE  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Riverside,Water Authority,
      Ser A, RB (A) (C)
      0.270%, 10/01/09                      $             8,305  $       8,305
   Sacramento County,
      Sanitation District
      Authority, Sub-Ser B, RB
      (A) (B) (C)
      0.280%, 10/01/09                                    2,000          2,000
   Sacramento County,
      Sanitation District
      Authority, Sub-Ser E, RB
      (A) (B) (C)
      0.230%, 10/07/09                                    6,500          6,500
   San Diego County,
      Regional Transportation
      Commission,
      Ser B, RB (A) (C)
      0.300%, 10/01/09                                   13,350         13,350
   San Diego County,
      Regional Transportation
      Commission,
      Ser C, RB (A) (C)
      0.350%, 10/01/09                                    4,900          4,900
   San Diego County,
      School District, Ser A,TRAN
      2.000%, 06/30/10                                   11,000         11,133
   San Diego, Unified School
      District,TRAN
      2.000%, 07/08/10                                    9,075          9,177
   San Jose, Redevelopment
      Agency, Merged Area
      Redevelopment Project,
      Ser A, RB (A) (B) (C)
      0.210%, 10/07/09                                    7,150          7,150
   Santa Barbara County,
      Ser A,TRAN
      2.500%, 06/30/10                                    5,715          5,807
   Santa Clara County,
      Financing Authority,
      Multiple Facilities Projects,
      Ser M, RB (A) (B) (C)
      0.250%, 10/07/09                                   17,105         17,105
   Santa Clara County,
      Financing Authority,
      VMC Facility
      Replacement Project,
      Ser B, RB (A) (C)
      0.300%, 10/07/09                                   13,475         13,475
   Santa Clara Valley,
      Transportation Authority,
      Ser C, RB (A) (C)
      0.300%, 10/01/09                                    8,000          8,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 58
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Santa Clara Valley,
      Transportation Authority,
      Ser D, RB (A) (C)
      0.350%, 10/01/09                        $           6,000    $     6,000
   Santa Clara, Electric
      Authority, Sub-Ser B, RB
      (A) (B) (C)
      0.300%, 10/07/09                                    4,975          4,975
   Santa Cruz County,TRAN
      2.000%, 07/08/10                                    5,000          5,057
   Southern California,
      Metropolitan Water
      District Authority,
      Ser A-1, RB (A) (C)
      0.250%, 10/01/09                                      500            500
   Southern California,
      Metropolitan Water
      District Authority,
      Ser C-1, RB (A) (C)
      0.250%, 10/01/09                                    7,500          7,500
   Southern California,
      Metropolitan Water
      District Authority,
      Water Works Authorization
      Project, Ser B, RB (A) (C)
      0.300%, 10/01/09                                   10,135         10,135
   Southern California,
      Metropolitan Water
      District Authority,
      Ser B-3, RB (A) (C)
      0.250%, 10/01/09                                    4,000          4,000
   Southern California,
      Metropolitan Water
      District Authority,
      Ser C-2, RB (A) (C)
      0.210%, 10/01/09                                   20,720         20,720
   Turlock, Irrigation
      District, Capital
      Improvement & Refunding
      Project, COP (A) (B) (C)
      0.270%, 10/01/09                                    6,070          6,070
   Turlock, Irrigation
      District, First Priority
      Project, RB
      1.500%, 10/01/09                                   10,000         10,065
   Tustin, Improvement
      Board Act,
      Reassessment District
      No. 95-2-A,
      Ser A, SAB (A) (B) (C)
      0.280%, 10/01/09                                    8,685          8,685

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   University of
      California, Regents
      Medical Center,
      Ser B-1, RB (A) (C)
      0.300%, 10/01/09                        $           6,340    $     6,340
--------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                    851,167
================================================================================

   CONNECTICUT [1.8 %]
   Connecticut State,
      Health & Educational
      Facility Authority,
      Yale University Project,
      Ser U2, RB (A) (C)
      0.230%, 10/07/09                                   10,000         10,000
   Connecticut State,
      Health & Educational
      Facility Authority,
      Yale University Project,
      Ser X-2, RB (A) (C)
      0.300%, 10/01/09                                    6,000          6,000
--------------------------------------------------------------------------------
   TOTAL CONNECTICUT                                                    16,000
================================================================================

   MASSACHUSETTS [0.6 %]
   Massachusetts State,
      Development Finance
      Agency, Harvard
      University Project,
      Ser HH, RB (A) (C)
      0.350%, 10/01/09                                    5,950          5,950
================================================================================

   TEXAS [3.0 %]
   University of Texas,
      Ser A, RB (A) (C)
      0.230%, 10/07/09                                    3,795          3,795
   University of Texas,
      Ser B, RB (A) (C)
      0.250%, 10/01/09                                   23,500         23,500
--------------------------------------------------------------------------------
   TOTAL TEXAS                                                          27,295
================================================================================

   VIRGINIA [0.5 %]
   University of Virginia,
      Ser A, RB (A) (C)
      0.230%, 10/07/09                                    4,965          4,965
--------------------------------------------------------------------------------

         TOTAL MUNICIPAL BONDS
            (Cost $905,377)                                            905,377
================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 59
schedule of investments
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER [1.4%]
   CALIFORNIA [1.4%]
   Contra Costa,Water
      District Authority
      0.250%, 10/05/09                        $          12,700    $    12,700
--------------------------------------------------------------------------------
         TOTAL COMMERCIAL PAPER
            (Cost $12,700)                                              12,700
================================================================================
         TOTAL INVESTMENTS [99.7 %]
            (Cost $918,077)                                        $   918,077
================================================================================

----------
PERCENTAGES ARE BASED ON NET ASSETS OF $920,815 ($ THOUSANDS).

(A) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON SEPTEMBER 30, 2009.

(C)   PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE NEXT RESET DATE.

(D)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS

COP -- CERTIFICATE OF PARTICIPATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

FSA -- FINANCIAL SECURITY ASSISTANCE

GO -- GENERAL OBLIGATION

RB -- REVENUE BOND

SAB -- SPECIAL ASSESSMENT BOND

SER -- SERIES

TRAN -- TAX & REVENUE ANTICIPATION NOTE

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities         Level 1    Level 2    Level 3     Total
                                  -------   ---------   -------   ---------
Municipal Bonds                   $    --   $ 905,377   $    --   $ 905,377
Commercial Paper                       --      12,700        --      12,700
                                  -------   ---------   -------   ---------

Total Investments in
   Securities                     $    --   $ 918,077   $    --   $ 918,077
                                  =======   =========   =======   =========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 60

                       THIS PAGE INTENTIONALLY LEFT BLANK.

statements of assets and liabilities (000)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

                                                              Large Cap Value   Large Cap Growth   RCB Small Cap   Opportunistic
                                                                Equity Fund       Equity Fund       Value Fund       Value Fund
                                                              -------------------------------------------------------------------
ASSETS:
   Cost of securities (including repurchase agreements)        $     93,993      $      36,510     $     19,810    $     19,291
---------------------------------------------------------------------------------------------------------------------------------
   Investments in securities at value                          $     90,274      $      37,183     $     21,144    $     26,492
   Repurchase agreements at value                                        --                 --            2,509              --
   Receivable for investment securities sold                             --                 --              145             468
   Income receivable                                                    141                 17               38              25
   Receivable for capital shares sold                                    92                 27                6              --
   Prepaid expenses                                                       1                  1               --               1
---------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                   90,508             37,228           23,842          26,986
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for investment securities purchased                           --                 --              477             707
   Payable for capital shares redeemed                                   69                 --               37              --
   Payable for income distributions                                      93                 24               --              --
   Investment adviser fees payable                                       46                 20               16              11
   Shareholder servicing & distribution fees payable                     21                 10                2              --
   Administrative fees payable                                            4                  1                1               1
   Accrued expenses                                                       7                  3               11               2
---------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                 240                 58              544             721
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                  $     90,268      $      37,170     $     23,298    $     26,265
=================================================================================================================================

NET ASSETS:
   Paid-in Capital (unlimited authorization -- $0.01 par
      value)                                                   $    104,640      $      40,558     $     28,735    $     36,848
   Undistributed (distribution in excess of) net investment
      income                                                             (1)                --               15             (1)
   Accumulated net realized loss on investments                     (10,652)            (4,061)          (9,295)       (17,783)
   Net unrealized appreciation (depreciation) on
      investments                                                    (3,719)               673            3,843           7,201
=================================================================================================================================
   NET ASSETS                                                  $     90,268      $      37,170     $     23,298    $     26,265
=================================================================================================================================
Institutional Class Shares ($Dollars):
   Net Assets                                                  $ 81,308,358      $  28,050,242     $  2,316,767    $    156,210
   Total shares outstanding at end of year                       11,163,741          3,962,847          125,522          23,707
   Net asset value, offering and redemption price per
      share (net assets / shares outstanding)                  $       7.28      $        7.08     $      18.46    $       6.59
Class N Shares ($Dollars):
   Net Assets                                                  $  8,959,681      $   9,119,445     $  4,226,217    $     11,335
   Total shares outstanding at end of year                        1,232,159          1,301,890          233,265           1,723
   Net asset value, offering and redemption price per
   share (net assets / shares outstanding)                     $       7.27      $        7.00     $      18.12    $       6.58
Class E Shares ($Dollars):
   Net Assets                                                  $         --      $          --     $         --    $ 26,097,478
   Total shares outstanding at end of year                               --                 --               --       4,028,360
   Net asset value, offering and redemption price per
      share (net assets / shares outstanding)                  $         --      $          --     $         --    $       6.48
Class R Shares ($Dollars):
   Net Assets                                                  $         --      $          --     $ 16,754,628    $         --
   Total shares outstanding at end of year                               --                 --          923,187              --
   Net asset value and redemption price per share
      (net assets / shares outstanding)                        $         --      $          --     $      18.15    $         --
   Maximum offering price per share
      (net asset value / 96.50%)                               $         --      $          --     $      18.81    $         --


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 62
statements of assets and liabilities (000)
SEPTEMBER 30, 2009
------------------------------------------------------------------------------

                                                                                                                      California
                                                                     Multi-Asset     Corporate         Government     Tax Exempt
                                                                        Fund         Bond Fund         Bond Fund       Bond Fund
                                                                     -------------------------------------------------------------
ASSETS:
   Cost of securities                                                $     23,536    $     84,820    $     73,451    $     39,050
----------------------------------------------------------------------------------------------------------------------------------
   Investments in securities at value                                $     20,852    $     88,473    $     74,687    $     40,482
   Affiliated investments at value                                          3,841              --              --              --
   Receivable for investment securities sold                                  531              --              --              --
   Income receivable                                                           54           1,005             552             504
   Receivable for capital shares sold                                          34             654             208              74
   Prepaid expenses                                                            --               1               1              --
----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                         25,312          90,133          75,448          41,060
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for income distributions                                            24             185             116              60
   Payable for capital shares redeemed                                          5              --             211              --
   Payable for investment securities purchased                                 --              --              --             500
   Investment adviser fees payable                                             11              27              21               4
   Shareholder servicing & distribution fees payable                            9              18              16               8
   Administrative fees payable                                                  1               4               3               2
   Accrued expenses                                                             2               7               6               3
----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                           52             241             373             577
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                        $     25,260    $     89,892    $     75,075    $     40,483
==================================================================================================================================
NET ASSETS:
   Paid-in Capital (unlimited authorization -- $0.01 par value)      $     28,327    $     87,454    $     73,952    $     39,238
   Undistributed (distribution in excess of) net investment income             11              --              --              --
   Accumulated net realized loss on investments and
      affiliated investments                                               (4,235)         (1,215)           (113)           (187)
   Net unrealized appreciation on investments and
      affiliated investments                                                1,157           3,653           1,236           1,432
==================================================================================================================================
   Net Assets                                                        $     25,260    $     89,892    $     75,075    $     40,483
==================================================================================================================================
Institutional Class Shares ($Dollars):
   Net Assets                                                        $  8,423,278    $ 88,896,992    $ 71,966,153    $ 38,580,985
   Total shares outstanding at end of year                                853,756       8,417,481       6,805,095       3,651,041
   Net asset value, offering and redemption price per share
      (net assets /  shares outstanding)                             $       9.87    $      10.56    $      10.58    $      10.57
Class N Shares ($Dollars):
   Net Assets                                                        $ 16,837,181    $    994,661    $  3,109,058    $  1,901,603
   Total shares outstanding at end of year                              1,707,181          94,115         293,373         179,466
   Net asset value, offering and redemption price per share
      (net assets /  shares outstanding)                             $       9.86    $      10.57    $      10.60    $      10.60

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 63

statements of assets and liabilities (000)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                                             California
                                                                              Prime         Government       Tax Exempt
                                                        High Yield        Money Market     Money Market     Money Market
                                                         Bond Fund            Fund             Fund            Fund
                                                       -------------------------------------------------------------------
ASSETS:
   Cost of securities (including repurchase
   agreements)                                         $       37,256    $    1,572,707   $    3,018,762   $      918,077
--------------------------------------------------------------------------------------------------------------------------
   Investments in securities at value                  $       35,199    $    1,185,107   $    2,158,062   $      918,077
   Repurchase agreements at value                                  --           387,600          860,700               --
   Cash                                                           585                --               --            2,259
   Income receivable                                              781               577            3,898              618
   Receivable for investment securities sold                    1,326                --               --               --
   Receivable for capital shares sold                               5                --               --               --
   Prepaid expenses                                                --                28               54               18
--------------------------------------------------------------------------------------------------------------------------
      Total Assets                                             37,896         1,573,312        3,022,714          920,972
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for income distributions                                70                82               20               11
   Payable for investment securities purchased                  1,801                --           50,000               --
   Investment adviser fees payable                                 18               141              303               21
   Shareholder servicing & distribution fees payable               12                55               57               27
   Administrative fees payable                                      1                56              104               33
   Payable to custodian                                            --                --              211               --
   Accrued expenses                                                 2               121              167               65
--------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                          1,904               455           50,862              157
--------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                          $       35,992    $    1,572,857   $    2,971,852   $      920,815
==========================================================================================================================
Net Assets:
   Paid-in Capital
      (unlimited authorization -- $0.01 par value)     $       42,606    $    1,572,653   $    2,971,831   $      920,814
   Undistributed net investment income                             --                87               17               --
   Accumulated net realized gain (loss) on
      investments                                              (4,557)              117                4                1
   Net unrealized depreciation on investments                  (2,057)               --               --               --
==========================================================================================================================
   NET ASSETS                                          $       35,992    $    1,572,857   $    2,971,852   $      920,815
==========================================================================================================================
Institutional Class Shares ($Dollars):
   Net Assets                                          $   16,354,500    $  543,326,247   $  123,863,517   $  141,578,468
   Total shares outstanding at end of year                  2,163,152       543,325,213      123,864,394      141,580,604
   Net asset value, offering and redemption price
   per share (net assets /  shares outstanding)        $         7.56    $         1.00   $         1.00   $         1.00
Class N Shares ($Dollars):
   Net Assets                                          $   19,637,063    $  656,768,757   $2,549,146,717   $  704,840,428
   Total shares outstanding at end of year                  2,597,313       656,744,494    2,549,126,892      704,842,075
   Net asset value, offering and redemption price
      per share (net assets /  shares outstanding)     $         7.56    $         1.00   $         1.00   $         1.00
Class S Shares ($ Dollars):
   Net Assets                                          $           --    $  372,762,191   $  298,842,224   $   74,395,858
   Total shares outstanding at end of year                         --       372,676,201      298,840,656       74,392,133
   Net asset value and redemption price per share
   (net assets / shares outstanding)                   $           --    $         1.00   $         1.00   $         1.00

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 64
statements of operations
FOR THE YEAR ENDED SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                                          Large Cap Value   Large Cap Growth   RCB Small Cap   Opportunistic
                                                            Equity Fund       Equity Fund       Value Fund      Value Fund
                                                               (000)             (000)           (000)             (000)
                                                          ------------------------------------------------------------------
INCOME:
   Dividend Income                                           $  2,389           $    561         $    189        $    482
   Interest Income                                                 --                 --                1              --
     Less: Foreign Taxes Withheld                                  (1)                --               --              (7)
----------------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                    2,388                561              190             475
----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fee                                        482                216              153             108
   Shareholder Servicing Fees--Institutional Class                174                 62                4              --
   Shareholder Servicing Fees--Class N(1)                          41                 41               16              --
   Shareholder Servicing Fees--Class R(1)                          --                 --               33              --
   Administration Fee                                              36                 16                8              10
   Transfer Agent Fees                                              6                  3               49               2
   Trustee Fees                                                     3                  1                1               1
   Professional Fees                                               12                  5                3               3
   Printing Fees                                                    4                  2                1               3
   Custody Fees                                                     3                  1               --              --
   Registration Fees                                                3                  1                1               1
   Insurance and Other Expenses                                     9                  4                2              21
----------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                               773                352              271             149
----------------------------------------------------------------------------------------------------------------------------
     Recovery of Investment Advisory Fees
        Previously Waived(2)                                       --                 --               --               1

   Less,Waiver/Reimbursement of:
     Shareholder Servicing Fees--Class R(1)                        --                 --              (76)             --
     Investment Advisory Fee                                       --                 --               --              (1)
     Transfer Agent Fees                                           (6)                (3)              (1)             (2)
----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                   767                349              194             147
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    1,621                212               (4)            328
----------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss From Securities Transactions              (8,654)            (1,908)          (8,609)        (17,058)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                            (2,607)              (113)          10,677          12,304
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                         $ (9,640)          $ (1,809)        $  2,064        $ (4,426)
============================================================================================================================

----------
(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2)   SEE NOTE 4 FOR ADVISORY FEES RECOVERED.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

                                   SEE COMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 65
statements of operations
FOR THE YEAR ENDED SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


                                                                                                       California
                                                             Multi-Asset    Corporate    Government    Tax Exempt
                                                                Fund        Bond Fund     Bond Fund    Bond Fund
                                                                (000)          (000)        (000)       (000)
                                                             -----------------------------------------------------
 INCOME:
    Interest Income                                          $        40    $   3,489    $    2,908    $    1,329
    Dividend Income                                                  427           26            19             7
    Income from Affiliated Investments                               147           --            --            --
 -----------------------------------------------------------------------------------------------------------------
       Total Investment Income                                       614        3,515         2,927         1,336
 -----------------------------------------------------------------------------------------------------------------
 EXPENSES:
    Investment Advisory Fee                                          120          304           315            98
    Shareholder Servicing Fees--Institutional Class                   22          188           176            87
    Shareholder Servicing Fees--Class N(1)                            76            4            15             7
    Administration Fee                                                11           36            34            17
    Transfer Agent Fees                                                2            6             6             3
    Trustee Fees                                                       1            3             3             1
    Professional Fees                                                  3           12            10             5
    Printing Fees                                                      1            4             4             2
    Custody Fees                                                       1            4             3             2
    Registration Fees                                                  1            2             2             1
    Insurance and Other Expenses                                       3            8             8             4
 -----------------------------------------------------------------------------------------------------------------
       Total Expenses                                                241          571           576           227
 -----------------------------------------------------------------------------------------------------------------
       Less,Waivers of:
          Investment Advisory Fees                                    --           (2)          (49)          (39)
          Transfer Agent Fees                                         (2)          (6)           (6)           (3)
 -----------------------------------------------------------------------------------------------------------------
       NET EXPENSES                                                  239          563           521           185
 -----------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                               375        2,952         2,406         1,151
 -----------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) From Securities Transactions         (3,857)        (674)          453           (93)
    Net Realized Gain From Affiliated Investments                      1           --            --            --
    Net Change in Unrealized Appreciation on Investments           3,782        6,838           805         1,914
    Net Change in Unrealized Appreciation on
       Affiliated Investments                                        200           --            --            --
 -----------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                           $      501     $  9,116   $     3,664     $   2,972
 =================================================================================================================

----------
(1)  Includes class specific distribution expenses.
Amounts designated as "--" are either $0 or have been rounded to $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 66
statements of operations
FOR THE YEAR ENDED SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


                                                                                                          California
                                                                             Prime         Government     Tax Exempt
                                                            High Yield     Money Market    Money Market   Money Market
                                                             Bond Fund         Fund           Fund           Fund
                                                               (000)           (000)          (000)          (000)
                                                         -------------------------------------------------------------
INCOME:
   Interest Income                                          $     3,005    $     19,099    $    22,179    $      7,505
   Dividend Income                                                   22              12             --              --
----------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                     3,027          19,111         22,179           7,505
----------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fee                                          211           4,933          8,500           3,042
   Shareholder Servicing Fees--Institutional Class                   32           1,499            347             489
   Shareholder Servicing Fees--Class N(1)                            86           6,504         20,704           6,308
   Shareholder Servicing Fees--Class S(1)                            --           3,797          2,774             676
   Administration Fee                                                13             915          1,519             524
   Transfer Agent Fees                                                2             162            268              92
   Trustee Fees                                                       1              79            125              45
   Professional Fees                                                  4             263            429             143
   Printing Fees                                                      2             112            167              60
   Custody Fees                                                       1              94            150              51
   Registration Fees                                                  1              77            141              26
   Treasury Guarantee Program Fees                                   --             950            845             482
   Insurance and Other Expenses                                       3             253            359             123
----------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                356          19,638         36,328          12,061
----------------------------------------------------------------------------------------------------------------------

   Less,Waivers of:
      Investment Advisory Fees                                      (25)           (880)        (2,210)         (1,568)
      Administration Fees                                            --             (85)          (163)            (58)
      Shareholder Servicing Fees--Institutional Class                --            (869)          (258)           (386)
      Shareholder Servicing Fees--Class N(1)                         --          (4,173)       (15,981)         (4,975)
      Shareholder Servicing Fees--Class S(1)                         --          (1,862)        (1,906)           (428)
      Transfer Agent Fees                                            (2)           (162)          (268)            (92)
----------------------------------------------------------------------------------------------------------------------
   NET EXPENSES                                                     329          11,607         15,542           4,554
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             2,698           7,504          6,637           2,951
----------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Securities Transactions         (3,203)            117              4              --
   Net Change in Unrealized Appreciation on Investments           4,440              --             --              --
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $     3,935    $      7,621      $   6,641     $     2,951
======================================================================================================================

----------
(1)  INCLUDES CLASS SPECIFIC DISTRIBUTION  EXPENSES.
     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 67
statements of changes in net assets
FOR THE YEAR ENDED SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                                                                   Large Cap Value       Large Cap Growth
                                                                                  Equity Fund (000)      Equity Fund (000)
                                                                                ---------------------   -------------------
                                                                                   2009        2008       2009       2008
-----------------------------------------------------------------------------------------------------   -------------------
OPERATIONS:
   Net Investment Income (Loss)                                                 $   1,621   $   1,828   $    212   $    154
   Net Realized Gain (Loss) from Security Transactions and
      Affiliated Investments                                                       (8,654)     (2,121)    (1,908)       229
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments and Affiliated Investments                     (2,607)    (27,129)      (113)    (9,483)
-----------------------------------------------------------------------------------------------------   -------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                                                 (9,640)    (27,422)    (1,809)    (9,100)
-----------------------------------------------------------------------------------------------------   -------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net investment income:
   INSTITUTIONAL CLASS                                                             (1,358)     (1,637)      (182)      (138)
   CLASS N                                                                           (137)       (190)       (40)       (14)
   CLASS R                                                                             --          --         --         --
   CLASS E                                                                             --          --         --         --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                                                 --      (4,754)        --         --
   CLASS N                                                                             --        (735)        --         --
   CLASS R                                                                             --          --         --         --
-----------------------------------------------------------------------------------------------------   -------------------
      Total Dividends & Distributions                                              (1,495)     (7,316)      (222)      (152)
-----------------------------------------------------------------------------------------------------   -------------------

CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares issued                                                                   20,103      22,976      6,861      5,320
   Shares issued in Lieu of Dividends and Distributions                               950       4,640         56         47
   Shares Redeemed                                                                (18,562)    (18,936)    (8,638)   (13,229)
-----------------------------------------------------------------------------------------------------   -------------------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions                                     2,491       8,680     (1,721)    (7,862)
-----------------------------------------------------------------------------------------------------   -------------------
   CLASS N:
   Shares issued                                                                      538         623        554        909
   Shares issued in Lieu of Dividends and Distributions                                93         660         25          9
   Shares Redeemed                                                                 (1,792)     (2,366)    (2,072)    (2,236)
-----------------------------------------------------------------------------------------------------   -------------------
      Increase (Decrease) in Net Assets from
         Class N Share Transactions                                                (1,161)     (1,083)    (1,493)    (1,318)
-----------------------------------------------------------------------------------------------------   -------------------
   CLASS R:
   Shares Issued                                                                       --          --         --         --
   Shares Issued in Lieu of Dividends and Distributions                                --          --         --         --
   Shares Redeemed                                                                     --          --         --         --
-----------------------------------------------------------------------------------------------------   -------------------
      Decrease in Net Assets from
         Class R Share Transactions                                                    --          --         --         --
-----------------------------------------------------------------------------------------------------   -------------------
   CLASS E:
   Shares Issued                                                                       --          --         --         --
   Shares Issued in Lieu of Dividends and Distributions                                --          --         --         --
   Shares Redeemed                                                                     --          --         --         --
-----------------------------------------------------------------------------------------------------   -------------------
      Increase (Decrease) in Net Assets from
         Class E Share Transactions                                                    --          --         --         --
-----------------------------------------------------------------------------------------------------   -------------------
Net Increase (Decrease) in Net Assets from Share Transactions                       1,330       7,597     (3,214)    (9,180)
-----------------------------------------------------------------------------------------------------   -------------------
Total Increase (Decrease) in Net Assets                                            (9,805)    (27,141)    (5,245)   (18,432)
-----------------------------------------------------------------------------------------------------   -------------------
NET ASSETS:
   Beginning of Period                                                            100,073     127,214     42,415     60,847
-----------------------------------------------------------------------------------------------------   -------------------
      End of Period                                                             $  90,268   $ 100,073   $ 37,170   $ 42,415
=====================================================================================================   ===================
Undistributed (Distributions in Excess of)
   Net Investment Income                                                        $      (1)  $    (127)  $     --   $     10
-----------------------------------------------------------------------------------------------------   -------------------

----------
*     FUND COMMENCED OPERATIONS ON OCTOBER 1, 2007.

**    FUND COMMENCED OPERATIONS ON JUNE 26, 2008.

(1)   SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

(2) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 9).

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 68

                                                                                 RCB Small Cap          Opportunistic Value
                                                                                Value Fund (000)             Fund (000)
---------------------------------------------------------------------------------------------------------------------------
                                                                                   2009       2008        2009      2008**
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                                                 $      (4)  $     364   $    328      $ 174
   Net Realized Gain (Loss) from Security Transactions and
      Affiliated Investments                                                       (8,609)         53    (17,058)      (725)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments and Affiliated Investments                     10,677     (18,035)    12,304     (5,103)
---------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                                                  2,064     (17,618)    (4,426)    (5,654)
---------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net investment income:
   INSTITUTIONAL CLASS                                                                (29)         --         (1)        --
   CLASS N                                                                            (69)         --         (1)        --
   CLASS R                                                                           (341)         --         --         --
   CLASS E                                                                             --          --       (501)        --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                                                 --      (1,426)        --         --
   CLASS N                                                                             --      (1,567)        --         --
   CLASS R                                                                             --      (6,612)        --         --
---------------------------------------------------------------------------------------------------------------------------
      Total Dividends & Distributions                                                (439)     (9,605)      (503)        --
---------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares issued                                                                      750         944        127         --
   Shares issued in Lieu of Dividends and Distributions                                29       1,255          1         --
   Shares Redeemed                                                                   (537)     (6,104)        --         --
---------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions                                       242      (3,905)       128         --
---------------------------------------------------------------------------------------------------------------------------
   CLASS N:
   Shares issued                                                                       17         111          5          8
   Shares issued in Lieu of Dividends and Distributions                                50       1,250         --         --
   Shares Redeemed                                                                   (403)     (2,424)        --         --
---------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Class N Share Transactions                                                  (336)     (1,063)         5          8
---------------------------------------------------------------------------------------------------------------------------
   CLASS R:
   Shares Issued                                                                      961       5,853         --         --
   Shares Issued in Lieu of Dividends and Distributions                               325       6,293         --         --
   Shares Redeemed                                                                 (4,706)    (14,527)        --         --
---------------------------------------------------------------------------------------------------------------------------
      Decrease in Net Assets from
         Class R Share Transactions                                                (3,420)     (2,381)        --         --
---------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Shares Issued                                                                       --          --     16,515     50,892(2)
   Shares Issued in Lieu of Dividends and Distributions                                --          --        500         --
   Shares Redeemed                                                                     --          --    (31,200)        --
---------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Class E Share Transactions                                                    --          --    (14,185)    50,892
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Share Transactions                      (3,514)     (7,349)   (14,052)    50,900
---------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                                            (1,889)    (34,572)   (18,981)    45,246
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                                             25,187      59,759     45,246         --
---------------------------------------------------------------------------------------------------------------------------
      End of Period                                                             $  23,298   $  25,187   $ 26,265   $ 45,246
===========================================================================================================================
Undistributed (Distributions in Excess of)
   Net Investment Income                                                        $      15   $     436   $     (1)  $    174
---------------------------------------------------------------------------------------------------------------------------

                                                                                     Multi-Asset           Corporate Bond
                                                                                      Fund (000)             Fund (000)
---------------------------------------------------------------------------------------------------------------------------
                                                                                   2009       2008*       2009      2008
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                                                 $     375   $     474   $  2,952   $  2,891
   Net Realized Gain (Loss) from Security Transactions and
      Affiliated Investments                                                       (3,856)       (369)      (674)       (66)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments and Affiliated Investments                      3,982      (2,825)     6,838     (3,019)
---------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                                                    501      (2,720)     9,116       (194)
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net investment income:
   INSTITUTIONAL CLASS                                                               (149)       (205)    (2,926)    (2,857)
   CLASS N                                                                           (226)       (268)       (26)       (31)
   CLASS R                                                                             --          --         --         --
   CLASS E                                                                             --          --         --         --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                                                 --          --         --         --
   CLASS N                                                                             --          --         --         --
   CLASS R                                                                             --          --         --         --
---------------------------------------------------------------------------------------------------------------------------
      Total Dividends & Distributions                                                (375)       (473)    (2,952)    (2,888)
---------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares issued                                                                    4,298      13,719     27,853     23,936
   Shares issued in Lieu of Dividends and Distributions                                90          50        676        605
   Shares Redeemed                                                                 (6,506)     (1,732)   (15,448)   (13,983)
---------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions                                    (2,118)     12,037     13,081     10,558
---------------------------------------------------------------------------------------------------------------------------
   CLASS N:
   Shares issued                                                                    3,250      20,655        488         39
   Shares issued in Lieu of Dividends and Distributions                               107         118         13         16
   Shares Redeemed                                                                 (3,554)     (2,168)      (171)      (467)
---------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Class N Share Transactions                                                  (197)     18,605        330       (412)
---------------------------------------------------------------------------------------------------------------------------
   CLASS R:
   Shares Issued                                                                       --          --         --         --
   Shares Issued in Lieu of Dividends and Distributions                                --          --         --         --
   Shares Redeemed                                                                     --          --         --         --
---------------------------------------------------------------------------------------------------------------------------
      Decrease in Net Assets from
         Class R Share Transactions                                                    --          --         --         --
---------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Shares Issued                                                                       --          --         --         --
   Shares Issued in Lieu of Dividends and Distributions                                --          --         --         --
   Shares Redeemed                                                                     --          --         --         --
---------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Class E Share Transactions                                                    --          --         --         --
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Share Transactions                      (2,315)     30,642     13,411     10,146
---------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                                            (2,189)     27,449     19,575      7,064
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                                             27,449          --     70,317     63,253
---------------------------------------------------------------------------------------------------------------------------
      End of Period                                                             $  25,260   $  27,449   $ 89,892   $ 70,317
===========================================================================================================================
Undistributed (Distributions in Excess of)
   Net Investment Income                                                        $      11   $       1   $     --   $      1
---------------------------------------------------------------------------------------------------------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 69
statements of changes in net assets
FOR THE YEAR ENDED SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                                                                       Government       California Tax Exempt
                                                                                    Bond Fund (000)       Bond Fund (000)
                                                                                 --------------------   ---------------------
                                                                                   2009        2008       2009         2008
-----------------------------------------------------------------------------------------------------   ---------------------
OPERATIONS:
   Net Investment Income                                                         $  2,406   $   2,627   $  1,151     $  1,063
   Net Realized Gain (Loss) from
     Security Transactions                                                            453          42        (93)         (52)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                                    805         250      1,914         (573)
-----------------------------------------------------------------------------------------------------   ---------------------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations                                                   3,664       2,919      2,972          438
-----------------------------------------------------------------------------------------------------   ---------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                                             (2,343)     (2,532)    (1,110)      (1,041)
   CLASS N                                                                            (92)       (107)       (41)         (22)
   CLASS S                                                                             --          --         --           --
-----------------------------------------------------------------------------------------------------   ---------------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS                                             (2,435)     (2,639)    (1,151)      (1,063)
-----------------------------------------------------------------------------------------------------   ---------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                                                   22,819      24,102     12,423       10,565
   Shares Issued in Lieu of Dividends and Distributions                               677         699        403          369
   Shares Redeemed                                                                (18,805)    (11,579)   (10,248)      (9,859)
-----------------------------------------------------------------------------------------------------   ---------------------
     Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions                                      4,691      13,222      2,578        1,075
-----------------------------------------------------------------------------------------------------   ---------------------
   CLASS N:
   Shares Issued                                                                    1,066         780      1,359          776
   Shares Issued in Lieu of Dividends and Distributions                                39          44         12            4
   Shares Redeemed                                                                   (808)       (706)      (598)        (643)
-----------------------------------------------------------------------------------------------------   ---------------------
     Increase (Decrease) in Net Assets from
        Class N Share Transactions                                                    297         118        773          137
-----------------------------------------------------------------------------------------------------   ---------------------
   CLASS S:
   Shares Issued                                                                       --          --         --           --
   Shares Issued in Lieu of Dividends and Distributions                                --          --         --           --
   Shares Redeemed                                                                     --          --         --           --
-----------------------------------------------------------------------------------------------------   ---------------------
     Increase (Decrease) in Net Assets from
        Class S Share Transactions                                                     --          --         --           --
-----------------------------------------------------------------------------------------------------   ---------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                                               4,988      13,340      3,351        1,212
-----------------------------------------------------------------------------------------------------   ---------------------
Total Increase (Decrease) in Net Assets                                             6,217      13,620      5,172          587
-----------------------------------------------------------------------------------------------------   ---------------------
NET ASSETS:
   Beginning of Period                                                             68,858      55,238     35,311       34,724
-----------------------------------------------------------------------------------------------------   ---------------------
     End of Period                                                               $ 75,075   $  68,858   $ 40,483     $ 35,311
=====================================================================================================   =====================
Undistributed (Distribution in Excess of) Net Investment Income                  $     --   $      (1)  $     --     $     --
-----------------------------------------------------------------------------------------------------   ---------------------

----------
(1)   SEE NOTE 9 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 70

                                                                                      High Yield              Prime Money
                                                                                    Bond Fund (000)         Market Fund (000)
                                                                                 -------------------    --------------------------
                                                                                   2009       2008         2009            2008
                                                                                 -------------------    --------------------------
OPERATIONS:
   Net Investment Income                                                         $  2,698     $ 2,807   $     7,504    $    61,887
   Net Realized Gain (Loss) from
     Security Transactions                                                         (3,203)       (526)          117            297
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                                  4,440      (5,822)           --             --
----------------------------------------------------------------------------------------------------    --------------------------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations                                                   3,935      (3,541)        7,621         62,184
----------------------------------------------------------------------------------------------------    --------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                                             (1,246)     (1,258)       (2,739)       (14,508)
   CLASS N                                                                         (1,509)     (1,548)       (3,352)       (30,822)
   CLASS S                                                                             --          --        (1,412)       (16,569)
----------------------------------------------------------------------------------------------------    --------------------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS                                             (2,755)     (2,806)       (7,503)       (61,899)
----------------------------------------------------------------------------------------------------    --------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                                                    2,072       1,173     1,288,265      1,704,267
   Shares Issued in Lieu of Dividends and Distributions                               834         862           442          2,772
   Shares Redeemed                                                                   (999)     (2,455)   (1,278,342)    (1,612,805)
----------------------------------------------------------------------------------------------------    --------------------------
     Increase (Decrease) in Net Assets from                                         1,907        (420)       10,365         94,234
        Institutional Class Share Transactions
-----------------------------------------------------------------------------------------------------   --------------------------
    CLASS N:
   Shares Issued                                                                    2,628       1,645     2,117,635      3,333,223
   Shares Issued in Lieu of Dividends and Distributions                             1,002       1,000         1,555         13,996
   Shares Redeemed                                                                 (2,172)     (1,689)   (2,586,377)    (3,093,998)
----------------------------------------------------------------------------------------------------    --------------------------
     Increase (Decrease) in Net Assets from                                         1,458         956      (467,187)       253,221
        Class N Share Transactions
----------------------------------------------------------------------------------------------------    --------------------------
    CLASS S:
   Shares Issued                                                                       --          --     1,140,178      1,657,732
   Shares Issued in Lieu of Dividends and Distributions                                --          --            --             --
   Shares Redeemed                                                                     --          --    (1,401,263)    (1,644,197)
----------------------------------------------------------------------------------------------------    --------------------------
     Increase (Decrease) in Net Assets from
        Class S Share Transactions                                                     --          --      (261,085)        13,535
----------------------------------------------------------------------------------------------------    --------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                                               3,365         536      (717,907)       360,990
----------------------------------------------------------------------------------------------------    --------------------------
Total Increase (Decrease) in Net Assets                                             4,545      (5,811)     (717,789)       361,275
----------------------------------------------------------------------------------------------------    --------------------------
NET ASSETS:
   Beginning of Period                                                             31,447      37,258     2,290,646      1,929,371
----------------------------------------------------------------------------------------------------    --------------------------
     End of Period                                                               $ 35,992    $ 31,447   $ 1,572,857    $ 2,290,646
======================================================================================================   =========================
Undistributed (Distribution in Excess of) Net Investment Income                  $     --        $ 57   $        87    $        (1)
----------------------------------------------------------------------------------------------------    --------------------------

                                                                                 Government Money         California Tax Exempt
                                                                                Market Fund (000)        Money Market Fund (000)
                                                                             -------------------------   ------------------------
                                                                                  2009         2008        2009         2008
                                                                             -------------------------   ------------------------
OPERATIONS:
   Net Investment Income                                                     $     6,637      $ 73,638   $    2,951   $    17,077
   Net Realized Gain (Loss) from
     Security Transactions                                                             4            17           --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                                    --            --           --            --
----------------------------------------------------------------------------------------------------    --------------------------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations                                                  6,641        73,655        2,951        17,077
----------------------------------------------------------------------------------------------------    --------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                                              (356)       (1,571)        (612)       (2,286)
   CLASS N                                                                        (5,784)      (64,510)      (2,109)      (12,486)
   CLASS S                                                                          (495)       (7,574)        (232)       (2,303)
----------------------------------------------------------------------------------------------------    --------------------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS                                            (6,635)      (73,655)      (2,953)      (17,075)
----------------------------------------------------------------------------------------------------    --------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                                                 655,511       553,021    1,126,167     1,830,572
   Shares Issued in Lieu of Dividends and Distributions                                8             3           --            --
   Shares Redeemed                                                              (632,330)     (500,209)  (1,142,015)   (1,762,382)
----------------------------------------------------------------------------------------------------    --------------------------
     Increase (Decrease) in Net Assets from                                       23,189        52,815      (15,848)       68,190
        Institutional Class Share Transactions
----------------------------------------------------------------------------------------------------    --------------------------
   CLASS N:
   Shares Issued                                                               4,478,647     6,290,498    1,708,583     2,477,610
   Shares Issued in Lieu of Dividends and Distributions                            4,161        43,391        1,814         9,947
   Shares Redeemed                                                            (4,940,602)   (5,618,090)  (1,886,349)   (2,302,084)
----------------------------------------------------------------------------------------------------    --------------------------
     Increase (Decrease) in Net Assets from                                     (457,794)      715,799     (175,952)      185,473
        Class N Share Transactions
----------------------------------------------------------------------------------------------------    --------------------------
   CLASS S:
   Shares Issued                                                                 659,453       801,055      354,327       409,458
   Shares Issued in Lieu of Dividends and Distributions                               --            --           --            --
   Shares Redeemed                                                              (769,358)     (713,370)    (421,688)     (446,618)
----------------------------------------------------------------------------------------------------    --------------------------
     Increase (Decrease) in Net Assets from
        Class S Share Transactions                                              (109,905)       87,685      (67,361)      (37,160)
----------------------------------------------------------------------------------------------------    --------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                                           (544,510)      856,299     (259,161)      216,503
----------------------------------------------------------------------------------------------------    --------------------------
Total Increase (Decrease) in Net Assets                                         (544,504)      856,299     (259,163)      216,505
----------------------------------------------------------------------------------------------------    --------------------------
NET ASSETS:
   Beginning of Period                                                         3,516,356     2,660,057    1,179,978       963,473
----------------------------------------------------------------------------------------------------    --------------------------
     End of Period                                                           $ 2,971,852   $ 3,516,356   $  920,815   $ 1,179,978
======================================================================================================   =========================
Undistributed (Distribution in Excess of) Net Investment Income              $        17   $        (1)  $       --   $         2
----------------------------------------------------------------------------------------------------    --------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 71
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEAR/PERIOD ENDED SEPTEMBER 30,
-------------------------------------------------------------------------------




                                              NET
                NET                  REALIZED AND                DISTRIBUTIONS        NET                     NET
              ASSET          NET       UNREALIZED    DIVIDENDS            FROM      ASSET                  ASSETS        RATIO
              VALUE   INVESTMENT   GAINS (LOSSES)     FROM NET        REALIZED      VALUE                     END  OF EXPENSES
          BEGINNING       INCOME              ON    INVESTMENT         CAPITAL        END     TOTAL     OF PERIOD   TO AVERAGE
          OF PERIOD       (LOSS)+     SECURITIES       I NCOME           GAINS   OF PERIOD   RETURN++       (000)   NET ASSETS(1)(2)
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
   2009   $  8.25     $    0.13       $ (0.98)      $ (0.12)     $     --        $    7.28    (10.03)%  $  81,308        0.96%
   2008     11.21          0.16         (2.48)        (0.15)        (0.49)            8.25    (21.57)      88,361        0.95
   2007     10.36          0.19          1.38         (0.19)        (0.53)           11.21     15.60      110,024        0.96
   2006      9.54          0.13          1.21         (0.13)        (0.39)           10.36     14.50       92,946        0.96
   2005      8.77          0.10          1.13         (0.10)        (0.36)            9.54     14.39       42,974        0.96
Class N (commenced operations on April 13, 2000)
   2009   $  8.24     $    0.12       $ (0.98)      $ (0.11)     $     --        $    7.27    (10.27)%  $   8,960        1.21%
   2008     11.19          0.13         (2.46)        (0.13)        (0.49)            8.24    (21.72)      11,712        1.20
   2007     10.35          0.16          1.37         (0.16)        (0.53)           11.19     15.24       17,190        1.21
   2006      9.53          0.11          1.20         (0.10)        (0.39)           10.35     14.24       13,104        1.21
   2005      8.76          0.09          1.12         (0.08)        (0.36)            9.53     14.14       10,664        1.21
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
   2009   $ 7.38      $    0.04       $ (0.30)      $ (0.04)     $     --        $    7.08     (3.36)%  $  28,050        0.99%
   2008     8.86           0.03         (1.48)        (0.03)           --             7.38    (16.40)      31,074        0.98
   2007     7.75           0.05          1.10         (0.04)           --             8.86     14.91       45,784        0.99
   2006     7.43           0.02          0.32         (0.02)           --             7.75      4.59       35,842        0.99
   2005     6.76           0.04          0.67         (0.04)           --             7.43     10.55       34,164        0.98
Class N (commenced operations on March 28, 2000)
   2009   $ 7.31      $    0.03       $ (0.31)      $ (0.03)     $     --        $    7.00     (3.77)%  $   9,120        1.24%
   2008     8.77           0.01         (1.46)        (0.01)           --             7.31    (16.55)      11,341        1.23
   2007     7.68           0.01          1.10         (0.02)           --             8.77     14.51       15,063        1.24
   2006     7.35             --          0.33            --#           --             7.68      4.55       10,363        1.24
   2005     6.69           0.02          0.67         (0.03)           --             7.35     10.28        8,278        1.23
-----------------------------------------------------------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
   2009   $ 16.42     $   (0.02)      $  2.35       $ (0.29)     $     --        $   18.46     15.20%   $   2,317        1.19%
   2008     30.79          0.19         (9.57)           --         (4.99)           16.42    (35.01)       1,742        1.19
   2007     28.25          0.02          3.00         (0.01)        (0.47)           30.79     10.65        9,062        1.19
   2006     28.58          0.06          0.05         (0.07)        (0.37)           28.25      0.40       13,435        1.20
   2005     27.30          0.07          2.58            --         (1.37)           28.58      9.87       13,975        1.18
Class N (commenced operations on October 3, 2001)
   2009   $ 16.14     $   (0.05)      $  2.30       $ (0.27)     $     --        $   18.12     14.91%   $   4,226        1.44%
   2008     30.42          0.15         (9.44)           --         (4.99)           16.14    (35.16)       4,262        1.44
   2007     27.98         (0.05)         2.96            --         (0.47)           30.42     10.37        9,753        1.44
   2006     28.31         (0.01)         0.05            --#        (0.37)           27.98      0.17       10,470        1.45
   2005     27.13          0.00          2.55            --         (1.37)           28.31      9.55       12,754        1.43
Class R (commenced operations on September 30, 1998)
   2009   $ 16.15     $    0.01       $  2.31       $ (0.32)     $     --        $   18.15     15.50%   $  16,755        0.97%
   2008     30.38          0.20         (9.44)           --         (4.99)           16.15    (35.02)      19,183        1.23
   2007     27.93         (0.05)         2.97            --         (0.47)           30.38     10.43       40,944        1.44
   2006     28.27         (0.01)         0.04            --#        (0.37)           27.93      0.14       45,836        1.45
   2005     27.09          0.01          2.54            --         (1.37)           28.27      9.56       57,787        1.43
-----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNISTIC VALUE FUND
Institutional Class (commenced operations on June 26, 2008)
   2009   $  9.31     $    0.07       $ (1.11)      $ (1.68)     $     --        $    6.59     (6.81)%  $     156        0.93%
   2008     10.00          0.05         (0.74)           --            --             9.31     (6.90)          --        0.23(3)
Class N (commenced operations on June 26, 2008)
   2009   $  9.31     $    0.06       $ (1.12)      $ (1.67)     $     --        $    6.58     (7.12)%  $      11        1.22%
   2008     10.00          0.04         (0.73)           --            --             9.31     (6.90)           7        1.20(3)
Class E (commenced operations on June 26, 2008)
   2009   $  9.30     $    0.09       $ (1.21)      $ (1.70)     $     --        $    6.48     (7.57)%  $  26,098        0.68%
   2008     10.00          0.04         (0.74)           --            --             9.30     (7.00)      45,239        0.69(3)
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-ASSET FUND
Institutional Class (commenced operations on October 1, 2007)
   2009   $  9.70     $    0.15       $  0.18       $ (0.16)     $     --        $    9.87      3.54%    $  8,423        0.83%
   2008     11.00          0.25         (1.32)        (0.23)           --             9.70     (9.84)      10,741        1.29
Class N (commenced operations on October 1, 2007)
   2009   $  9.69     $    0.13       $  0.18       $ (0.14)     $     --        $    9.86      3.29%    $ 16,837        1.09%
   2008     11.00          0.23         (1.33)        (0.21)           --             9.69    (10.12)      16,708        1.53

                               RATIO
                                  OF
                            EXPENSES
                  RATIO   TO AVERAGE
                 OF NET   NET ASSETS
             INVESTMENT   (EXCLUDING
           INCOME (LOSS)   WAIVERS &    PORTFOLIO
             TO AVERAGE    RECOVERED     TURNOVER
           NET ASSETS(1)     FEES)(1)        RATE
Large Cap Value Equity Fund

Institutional Class (commenced operations on January 14, 2000)
   2009        2.11%         0.97%          18%
   2008        1.64          0.96           36
   2007        1.73          0.97           24
   2006        1.36          0.97           31
   2005        1.12          0.97           34
Class N (commenced operations on April 13, 2000)
   2009        1.89%         1.22%         18%
   2008        1.38          1.21           36
   2007        1.47          1.22           24
   2006        1.13          1.22           31
   2005        0.87          1.22           34
-------------------------------------------------------------
Large Cap Growth Equity Fund

Institutional Class (commenced operations on January 14, 2000)
   2009        0.70%         1.00%          12%
   2008        0.35          0.99           26
   2007        0.52          1.00           30
   2006        0.27          1.00           34
   2005        0.57          1.00           27
Class N (commenced operations on March 28, 2000)
   2009        0.45%         1.25%          12%
   2008        0.11          1.24           26
   2007        0.28          1.25           30
   2006        0.03          1.25           34
   2005        0.33          1.25           27
-------------------------------------------------------------
RCB Small Cap Value Fund

Institutional Class (commenced operations on October 3, 2001)
   2009       (0.13)%        1.20%          62%
   2008        0.85          1.20           78
   2007        0.08          1.20           57
   2006        0.20          1.21           66
   2005        0.26          1.20           41
Class N (commenced operations on October 3, 2001)
   2009       (0.37)%        1.45%          62%
   2008        0.70          1.45           78
   2007       (0.16)         1.45           57
   2006       (0.04)         1.46           66
   2005        0.01          1.45           41
Class R (commenced operations on September 30, 1998)
   2009        0.08%         1.55%          62%
   2008        0.92          1.55           78
   2007       (0.17)         1.45           57
   2006       (0.04)         1.46           66
   2005        0.02          1.45           41
-------------------------------------------------------------
Opportunistic Value Fund

Institutional Class (commenced operations on June 26, 2008)
   2009        1.13%         0.94%         144%
   2008        1.83          0.23(3)         5
Class N (commenced operations on June 26, 2008)
   2009        0.98%         1.23%         144%
   2008        1.50          1.23(3)         5
Class E (commenced operations on June 26, 2008)
   2009        1.53%         0.69%         144%
   2008        1.44          0.70(3)         5
-------------------------------------------------------------
Multi-Asset Fund

Institutional Class (commenced operations on October 1, 2007)
   2009        1.71%         0.84%          94%
   2008        2.37          1.30          141
Class N (commenced operations on October 1, 2007)
   2009        1.46%         1.10%          94%
   2008        2.22          1.54          141

----------
+ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
++   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
     FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
#    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED.THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.
(3) RATIO REFLECTS THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.
     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 72

                                        NET
            NET                     REALIZED AND                   DISTRIBUTNETS      NET
           ASSET                     UNREALIZD       DIVIDENDS        FROM           ASSETS
           VALUE         NET       GAINS (LOSSES)     FROM NET       REALIZED        VALUE
          BEGINNING   INVESTMENT        ON           INVESTMENT       CAPITAL         END
          OF PERIOD    INCOME       SECURITIIS+        INCOME         GAINS         OF PERIOD
---------------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009   $    9.76   $     0.39   $         0.80    $    (0.39)   $          --    $   10.56
   2008       10.18         0.43            (0.41)        (0.44)              --         9.76
   2007       10.17         0.45               --         (0.44)              --        10.18
   2006       10.27         0.42            (0.10)        (0.42)              --        10.17
   2005       10.60         0.40            (0.27)        (0.40)           (0.06)       10.27
Class N (commenced operations on April 13, 2000)

   2009   $    9.77   $     0.36   $         0.81    $    (0.37)   $          --    $   10.57
   2008       10.18         0.41            (0.41)        (0.41)              --         9.77
   2007       10.17         0.42             0.01         (0.42)              --        10.18
   2006       10.27         0.39            (0.10)        (0.39)              --        10.17
   2005       10.61         0.37            (0.28)        (0.37)           (0.06)       10.27
---------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009   $   10.40   $     0.35   $         0.18    $    (0.35)   $          --    $   10.58
   2008       10.33         0.42             0.08         (0.43)              --        10.40
   2007       10.28         0.46             0.05         (0.46)              --        10.33
   2006       10.40         0.41            (0.12)        (0.41)              --        10.28
   2005       10.62         0.31            (0.16)        (0.31)           (0.06)       10.40
Class N (commenced operations on April 13, 2000)

   2009   $   10.42   $     0.32   $         0.18    $    (0.32)   $          --    $   10.60
   2008       10.35         0.40             0.07         (0.40)              --        10.42
   2007       10.30         0.44             0.04         (0.43)              --        10.35
   2006       10.42         0.39            (0.12)        (0.39)              --        10.30
   2005       10.64         0.29            (0.17)        (0.28)           (0.06)       10.42
---------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009   $   10.06   $     0.33   $         0.51    $    (0.33)   $          --    $   10.57
   2008       10.24         0.32            (0.18)        (0.32)              --        10.06
   2007       10.25         0.31            (0.01)        (0.31)              --        10.24
   2006       10.26         0.29             0.03         (0.29)           (0.04)       10.25
   2005       10.41         0.28            (0.11)        (0.28)           (0.04)       10.26
Class N (commenced operations on April 13, 2000)

   2009   $   10.09   $     0.30   $         0.51    $    (0.30)   $          --    $   10.60
   2008       10.27         0.30            (0.18)        (0.30)              --        10.09
   2007       10.27         0.28               --         (0.28)              --        10.27
   2006       10.29         0.26             0.02         (0.26)           (0.04)       10.27
   2005       10.44         0.25            (0.11)        (0.25)           (0.04)       10.29
---------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009   $    7.40   $     0.62   $         0.18    $    (0.64)   $          --    $    7.56
   2008        8.91         0.64            (1.47)        (0.68)              --         7.40
   2007        8.96         0.70            (0.06)        (0.69)              --         8.91
   2006        9.04         0.68            (0.08)        (0.68)              --         8.96
   2005        9.31         0.71            (0.27)        (0.71)              --         9.04
Class N (commenced operations on January 14, 2000)

   2009   $    7.40   $     0.60   $         0.18    $    (0.62)   $          --    $    7.56
   2008        8.91         0.62            (1.47)        (0.66)              --         7.40
   2007        8.96         0.68            (0.07)        (0.66)              --         8.91
   2006        9.04         0.65            (0.08)        (0.65)              --         8.96
   2005        9.31         0.69            (0.27)        (0.69)              --         9.04

                                                                         RATIO
                                                                       TO EXPENSES
                                                         RATIO         TO AVERAGE
                         NET                             OF NET          NET ASSET
                       ASSETS          RATIO            INVESTMENT     (EXCLUDING
                         END        OF EXPENSES          INCOME         WAIVERS &     PORTFOLIO
            TOTAL     OF PERIOD     TO AVERAGE         TO AVERAGE       RECOVERED      TURNOVER
          RETURN++     (000)      NET ASSETS(1)(2)    NET ASSETS(1)      FEES)(1)       RATE
------------------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009      12.48%   $  88,897               0.74%            3.88%          0.75%          30%
   2008       0.04       69,709               0.73             4.25           0.74           12
   2007       4.57       62,210               0.74             4.39           0.75           30
   2006       3.19       55,290               0.75             4.14           0.75           25
   2005       1.26       51,193               0.75             3.80           0.76           25
Class N (commenced operations on April 13, 2000)

   2009      12.19%   $     995               0.99%            3.59%          1.00%          30%
   2008      (0.11)         608               0.98             4.02           0.99           12
   2007       4.30        1,043               0.99             4.13           1.00           30
   2006       2.93        1,332               1.00             3.88           1.00           25
   2005       0.91        1,530               1.00             3.55           1.01           25
------------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009       5.18%   $  71,966               0.70%            3.29%          0.77%          85%
   2008       4.87       66,097               0.70             4.05           0.77           36
   2007       5.04       52,606               0.70             4.50           0.77           83
   2006       2.89       35,671               0.70             4.04           0.78           62
   2005       1.42       28,132               0.70             2.98           0.79           58
Class N (commenced operations on April 13, 2000)

   2009       4.91%   $   3,109               0.95%            3.04%          1.02%          85%
   2008       4.59        2,761               0.95             3.80           1.02           36
   2007       4.77        2,632               0.95             4.25           1.02           83
   2006       2.63        1,782               0.95             3.81           1.03           62
   2005       1.16          554               0.95             2.70           1.04           58
------------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009       8.45%   $  38,581               0.50%            3.18%          0.61%          50%
   2008       1.38       34,262               0.50             3.13           0.61           55
   2007       2.98       33,804               0.50             3.04           0.62           43
   2006       3.18       26,074               0.50             2.85           0.62           43
   2005       1.65       22,768               0.50             2.70           0.63           54
Class N (commenced operations on April 13, 2000)

   2009       8.15%   $   1,902               0.75%            2.92%          0.87%          50%
   2008       1.12        1,049               0.75             2.87           0.86           55
   2007       2.82          922               0.75             2.78           0.87           43
   2006       2.81        1,134               0.75             2.59           0.87           43
   2005       1.39        1,487               0.75             2.43           0.88           54
------------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2009      12.94%   $  16,355               1.00%            9.75%          1.10%          59%
   2008      (9.83)      13,926               1.00             7.72           1.09           20
   2007       7.27       17,137               1.00             7.73           1.10           26
   2006       6.90       20,887               1.00             7.58           1.10           23
   2005       4.85       22,588               1.00             7.71           1.11           46
Class N (commenced operations on January 14, 2000)

   2009      12.61%   $  19,637               1.30%            9.43%          1.40%          59%
   2008     (10.10)      17,521               1.30             7.43           1.39           20
   2007       6.95       20,121               1.30             7.44           1.40           26
   2006       6.58       20,045               1.30             7.28           1.40           23
   2005       4.54       21,028               1.30             7.41           1.41           46

----------

+ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED.THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEAR/PERIOD ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------

                                                                                                                           RATIO
                                                                                                                      OF EXPENSES
                                                                                                              RATIO    TO AVERAGE
                NET                                  NET                     NET                             OF NET    NET ASSETS
              ASSET                DIVIDENDS       ASSET                  ASSETS              RATIO      INVESTMENT    (EXCLUDING
              VALUE          NET    FROM NET       VALUE                     END        OF EXPENSES          INCOME     WAIVERS &
          BEGINNING   INVESTMEIT   NVESTMENT         END    TOTAL      OF PERIOD         TO AVERAGE      TO AVERAGE     RECOVERED
          OF PERIOD       INCOME      INCOME   OF PERIOD   RETURN++        (000)   NET ASSETS(1)(2)   NET ASSETS(1)      FEES)(1)
---------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND

Institutional Class (commenced operations on March 23, 1998)
   2009   $    1.00   $    0.005   $  (0.005)  $    1.00       0.46%  $  543,326               0.44%           0.46%         0.65%
   2008        1.00        0.030      (0.030)       1.00       3.01      532,931               0.58            2.90          0.58
   2007        1.00        0.047      (0.047)       1.00       4.85      438,639               0.59            4.74          0.60
   2006        1.00        0.041      (0.041)       1.00       4.17      388,171               0.59            4.12          0.60
   2005        1.00        0.021      (0.021)       1.00       2.10      332,393               0.60            2.05          0.61
Class N (commenced operations on October 18, 1999)
   2009   $    1.00   $    0.003   $  (0.003)  $    1.00       0.33%  $  656,769               0.61%           0.39%         1.15%
   2008        1.00        0.027      (0.027)       1.00       2.78    1,123,900               0.80            2.65          1.08
   2007        1.00        0.045      (0.045)       1.00       4.62      870,537               0.81            4.52          1.10
   2006        1.00        0.039      (0.039)       1.00       3.94      640,366               0.81            3.95          1.10
   2005        1.00        0.019      (0.019)       1.00       1.87      312,452               0.82            1.94          1.11
Class S (commenced operations on October 26, 1999)
   2009   $    1.00   $    0.002   $  (0.002)  $    1.00       0.23%  $  372,762               0.73%           0.28%         1.15%
   2008        1.00        0.025      (0.025)       1.00       2.57      633,815               1.00            2.54          1.08
   2007        1.00        0.043      (0.043)       1.00       4.41      620,195               1.01            4.32          1.10
   2006        1.00        0.037      (0.037)       1.00       3.73      324,353               1.01            3.74          1.10
   2005        1.00        0.017      (0.017)       1.00       1.67      203,502               1.02            1.70          1.11
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
   2009   $    1.00   $    0.003   $  (0.003)  $    1.00       0.27%  $  123,863               0.36%           0.26%         0.65%
   2008        1.00        0.027      (0.027)       1.00       2.72      100,674               0.59            2.62          0.59
   2007        1.00        0.047      (0.047)       1.00       4.77       47,858               0.60            4.67          0.61
   2006        1.00        0.040      (0.040)       1.00       4.08       52,782               0.60            4.11          0.61
   2005        1.00        0.020      (0.020)       1.00       2.05       32,039               0.61            1.97          0.62
Class N (commenced operations on June 21, 1999)
   2009   $    1.00   $    0.002   $  (0.002)  $    1.00       0.19%  $2,549,147               0.47%           0.21%         1.13%
   2008        1.00        0.025      (0.025)       1.00       2.49    3,006,935               0.81            2.40          1.09
   2007        1.00        0.044      (0.044)       1.00       4.54    2,291,138               0.82            4.45          1.11
   2006        1.00        0.038      (0.038)       1.00       3.86    1,940,602               0.82            3.78          1.11
   2005        1.00        0.018      (0.018)       1.00       1.82    1,895,412               0.83            1.80          1.12
Class S (commenced operations on October 6, 1999)
   2009   $    1.00   $    0.001   $  (0.001)  $    1.00       0.12%  $  298,842               0.54%           0.13%         1.13%
   2008        1.00        0.023      (0.023)       1.00       2.29      408,747               1.02            2.23          1.09
   2007        1.00        0.042      (0.042)       1.00       4.33      321,061               1.02            4.24          1.11
   2006        1.00        0.036      (0.036)       1.00       3.65      232,083               1.02            3.60          1.11
   2005        1.00        0.016      (0.016)       1.00       1.62      227,905               1.03            1.61          1.12
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
   2009   $    1.00   $    0.003   $  (0.003)  $    1.00       0.33%  $  141,579               0.30%           0.31%         0.65%
   2008        1.00        0.018      (0.018)       1.00       1.80      157,427               0.55            1.69          0.61
   2007        1.00        0.030      (0.030)       1.00       3.01       89,237               0.55            2.97          0.62
   2006        1.00        0.026      (0.026)       1.00       2.62       85,014               0.55            2.60          0.62
   2005        1.00        0.015      (0.015)*      1.00       1.51       73,211               0.55            1.46          0.63
Class N (commenced operations on June 21, 1999)
   2009   $    1.00   $    0.002   $  (0.002)  $    1.00       0.23%  $  704,840               0.41%           0.25%         1.16%
   2008        1.00        0.016      (0.016)       1.00       1.57      880,794               0.78            1.47          1.11
   2007        1.00        0.027      (0.027)       1.00       2.78      695,318               0.78            2.73          1.12
   2006        1.00        0.024      (0.024)       1.00       2.39      631,478               0.78            2.36          1.12
   2005        1.00        0.013      (0.013)*      1.00       1.28      569,671               0.78            1.25          1.13
Class S (commenced operations on November 12, 1999)
   2009   $    1.00   $    0.002   $  (0.002)  $    1.00       0.17%  $   74,396               0.54%           0.26%         1.16%
   2008        1.00        0.014      (0.014)       1.00       1.37      141,757               0.98            1.40          1.11
   2007        1.00        0.025      (0.025)       1.00       2.57      178,918               0.98            2.55          1.12
   2006        1.00        0.022      (0.022)       1.00       2.18      107,131               0.98            2.17          1.12
   2005        1.00        0.011      (0.011)*      1.00       1.08       88,182               0.98            1.09          1.13

----------
*    INCLUDES A REALIZED CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED.THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 74
notes to financial statements
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

1. ORGANIZATION:

CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 portfolios.The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Opportunistic Value Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund, California Tax Exempt Money Market Fund (collectively, the "Money Market Funds"); and Multi-Asset Fund (each a "Fund," collectively, the "Funds").The Equity and Fixed Income Funds and the Multi-Asset Fund are registered to offer Institutional and Class N Shares; in addition, the Opportunistic Value Fund is registered to offer Class E Shares and the RCB Small Cap Value Fund is registered to offer Class R Shares.The Money Market Funds are registered to offer Institutional, Class N and Class S Shares.The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies.

Class N and Institutional Class shares of the Multi-Asset Fund commenced operations on October 1, 2007.

Class E, Class N and Institutional Class shares of the Opportunistic Value Fund commenced operations on June 26, 2008.

Effective January 31, 2008, Class A shares of the Funds were redesignated as Class N shares.There were no changes to the rights, fees or expenses of the Class A shares or services provided to Class A shareholders in connection with the change in designation to Class N.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION -- The FASB has issued FASB ASC 105 (formerly FASB Statement No.
168) THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants.The Codification supersedes all existing non-SEC accounting and reporting standards.All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented.As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.The Trust has implemented the Codification as of September 30, 2009.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations, including money market funds, with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Investments in registered

                          CNI CHARTER FUNDS | PAGE 75
notes to financial statements
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

investment companies are priced at the Fund's daily net asset value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees.The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security's primary pricing source is not able or willing to provide a price.When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

ASC 820 (formerly known as FAS No. 157 "Fair Value Measurements") establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs.The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy under ASC 820 are described below:

   o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

   o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

   o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended September 30, 2009, there have been no significant changes to the Funds' fair valuation methodologies.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Money Market funds which use a straight line basis.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank, U.S. Bank, N.A., until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EXPENSE ALLOCATION -- Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES -- Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

                          CNI CHARTER FUNDS | PAGE 76

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, Opportunistic Value and Multi-Asset Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.

DEFERRED OFFERING COSTS -- All offering costs incurred with the start up of a Fund are being amortized on a straight line basis over a period of twelve months from commencement of operations.As of September 30, 2009, the Opportunistic Value Fund deferred offering costs were fully amortized.

3.  ADMINISTRATION,TRANSFER  AGENT,  DISTRIBUTION AND SHAREHOLDER SERVICES
    AGREEMENTS:

Pursuant to an administration agreement dated April 1, 1999, as amended April 1, 2008 (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion but not exceeding $7.5 billion, and 0.02% of aggregate average daily net assets of the Trust exceeding $7.5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class N, Class S and Class R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor") receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class N Shares and Class S Shares of the Money Market Funds and 0.25% of the Class N Shares of the Equity Funds, Fixed Income Funds and the Multi-Asset Fund and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class N Shares of the High Yield Bond Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

The RCB Small Cap Equity Fund Class R shares ceased accruing 25 basis points in 12b-1 fees from January 1, 2008 to September 30, 2009 in order to use excess 12b-1 fees held by the Fund and its Distributor.The excess 12b-1 fees that were held by the Distributor as of December 31, 2008 were reimbursed to the RCB Small Cap Equity Fund Class R on February 27, 2009.

The Trust and the Distributor are parties to a distribution agreement dated April 1, 1999.

SEI Institutional Transfer Agency, a division of SEI Investments Fund Management Corporation (the "Transfer Agent"), serves as transfer agent for the Trust and provides services at an annual rate of $15,000 per share class.The Transfer Agent has agreed to waive these fees.The Class R shares of the RCB Small Cap Value Fund began paying the sub-transfer agent, Citigroup Fund Services, LLC, fees commencing February 1, 2008.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank ("CNB") and its affiliates, which provide certain shareholder support for their customers who own Institutional Class, Class N, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. CNB has agreed to voluntarily waive portions of its shareholder servicing fees with respect to certain Funds. For the year ended September 30, 2009, CNB received Shareholder Servicing fees from the Trust in the amount of $13,452,291.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM, Inc." or the "Adviser") or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, Inc., a wholly owned subsidiary of CNB, serves as the investment manager for the Funds. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.50% of the average daily net assets of the Opportunistic Value Fund, 0.50% of the average daily net assets of the Multi-Asset Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

              CNICHARTER FUNDS | PAGE 77
notes to financial statements
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

REED, CONNER & BIRDWELL, LLC acts as the investment sub-adviser with respect to the RCB Small Cap Value Fund.

Effective April 15, 2009, GUGGENHEIM INVESTMENT MANAGEMENT, LLC replaced Halbis Capital Management (USA), Inc. as the investment sub-adviser to the High Yield Bond Fund.

SKBA CAPITAL MANAGEMENT, LLC acts as the investment sub-adviser with respect to the Opportunistic Value Fund.

Sub-adviser fees are paid by the Adviser.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the Funds' respective average daily net assets. In the case of the RCB Small Cap Value Fund and the Opportunistic Value Fund, the Fund's sub-adviser has contractually agreed to limit its fees or reimburse expenses to meet the expense limitations.The expense limitations (expressed as percentages of average daily net assets) are as follows:

                      Large Cap    Large Cap      RCB
                       Value        Growth      Small Cap    Opportunistic
                       Equity       Equity        Value          Value
                       Fund          Fund         Fund            Fund
-----------------------------------------------------------------------------
Institutional Class        1.00%        1.05%        1.24%            1.00%
Class N                    1.25%        1.30%        1.49%            1.25%
Class E                      --           --           --             0.75%
Class R                      --           --         1.49%              --
-----------------------------------------------------------------------------

                                                           California
                      Multi-    Corporate    Government    Tax Exempt
                      Asset       Bond         Bond           Bond
                      Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------

Institutional Class     1.75%        0.75%         0.70%         0.50%
Class N                 2.00%        1.00%         0.95%         0.75%
-----------------------------------------------------------------------------

                                                                     California
                      High Yield       Prime         Government      Tax Exempt
                        Bond        Money Market    Money Market    Money Market
                        Fund           Fund             Fund           Fund
--------------------------------------------------------------------------------
Institutional Class         1.00%           0.63%           0.63%           0.55%
Class N                     1.30%           0.85%           0.85%           0.78%
Class S                       --            1.05%           1.05%           0.98%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser (or relevant sub-adviser, as applicable) within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the year ended September 30, 2009, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser in the amount of $1,479 in the Opportunistic Value Fund.

As of September 30, 2009, fees which were previously waived by the Adviser (or relevant sub-adviser, as applicable) which may be subject to possible future reimbursement to the Adviser (or relevant sub-adviser, as applicable) were as follows:

                                        Potential Amount of
Fund                                       Recovery (000)     Expiration
------------------------------------------------------------------------
Corporate Bond                       $                 2         2012
Government Bond                                       31         2010
                                                      39         2011
                                                      49         2012
California Tax Exempt Bond                            34         2010
                                                      34         2011
                                                      39         2012
High Yield Bond                                       35         2010
                                                      29         2011
                                                      25         2012
Prime Money Market                                   880         2012
Government Money Market                            2,210         2012
California Tax Exempt Money Market                   494         2010
                                                     583         2011
                                                   1,568         2012

The Adviser, Administrator and Distributor have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Money Market Funds in order to maintain a one-day net income yield (yield floor) of the Funds of not less than 0.01% of the Funds' average daily net assets.The following table shows waivers, with respect to such yield floor, by class for the year ended September 30, 2009:

                                      Shareholder    Investment    Administration
                                     Servicing Fee   Advisor Fee        Fee
                                         Waiver         Waiver        Waiver
                                          (000)         (000)          (000)
---------------------------------------------------------------------------------
Prime Money Market
   Institutional Class               $         869   $       300   $           29
   Class N                                   1,918           374               37
   Class S                                   1,558           206               19
---------------------------------------------------------------------------------
Government Money Market
   Institutional Class                         258           101                7
   Class N                                   8,803         1,855              138
   Class S                                   1,684           254               18
---------------------------------------------------------------------------------
California Tax Exempt Money Market
   Institutional Class                         386           167               11
   Class N                                   2,704           707               43
   Class S                                     365            63                4
---------------------------------------------------------------------------------

5.   INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the year ended September 30, 2009, were as follows for the Equity Funds, Multi-Asset Fund and Fixed Income Funds:

                                   Purchases         Sales and Maturities
-----------------------------------------------------------------------------
                             U.S. Gov't    Other      U.S.Gov't    Other
Fund                            (000)      (000)        (000)      (000)
-----------------------------------------------------------------------------
Large Cap Value Equity       $       --   $ 14,899    $      --   $ 13,903
Large Cap Growth Equity              --      4,096           --      7,239
RCB Small Cap Value                  --     11,055           --     16,995
Opportunistic Value                  --     29,693           --     41,656
Multi-Asset                          --     14,687*       2,145     13,571*
Corporate Bond                      545     43,348        3,736     17,010
Government Bond                  63,456      2,164       51,811      7,114
California Tax Exempt Bond           --     20,585           --     17,549
High Yield Bond                      --     17,687           --     15,723

* INCLUDES $385(000) AND $986(000) OF PURCHASES AND SALES, RESPECTIVELY, OF AFFILIATED INVESTMENT COMPANIES.

                          CNI CHARTER FUNDS | PAGE 78

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Funds' financial statements.The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned.The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to REIT adjustments, corporate action adjustments, realized gains (losses) on paydowns and timing of distributions and investments in partnerships, were reclassified to/from the following accounts as of September 30, 2009:

                             Increase        Increase
                            (Decrease)      (Decrease)
                          Undistributed    Accumulated
                          Net Investment   Net Realized
                          Income (Loss)    Gain (Loss)
Fund                          (000)           (000)
-------------------------------------------------------
RCB Small Cap Value         $     22         $  (22)
Multi-Asset                       10            (10)
Corporate Bond                    (1)             1
Government Bond                   30            (30)
Prime Money Market                87            (87)
Government Money Market           16            (16)
-------------------------------------------------------

These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended September 30, 2009 and September 30, 2008 are shown below:

                               Tax
                              Exempt     Ordinary     Long-term
                              Income      Income     Capital Gain    Total
Fund                           (000)       (000)         (000)        (000)
----------------------------------------------------------------------------
Large Cap Value Equity
   2009                      $     --    $  1,495     $      --     $  1,495
   2008                            --       1,828         5,488        7,316
Large Cap Growth Equity
   2009                            --         222            --          222
   2008                            --         152            --          152
RCB Small Cap Value
   2009                            --         439            --          439
   2008                            --       3,067         6,538        9,605
Opportunistic Value
   2009                            --         503            --          503
   2008                            --          --            --           --
Multi-Asset
   2009                            --         375            --          375
   2008                            --         473            --          473
Corporate Bond
   2009                            --       2,952            --        2,952
   2008                            --       2,888            --        2,888
Government Bond
   2009                            --       2,435            --        2,435
   2008                            --       2,639            --        2,639
California Tax Exempt Bond
   2009                         1,151          --            --        1,151
   2008                         1,063          --            --        1,063
High Yield Bond
   2009                            --       2,755            --        2,755
   2008                            --       2,806            --        2,806
Prime Money Market
   2009                            --       7,503            --        7,503
   2008                            --      61,899            --       61,899
Government Money Market
   2009                            --       6,635            --        6,635
   2008                            --      73,655            --       73,655
California Tax Exempt
   Money Market
   2009                         2,953          --            --        2,953
   2008                        17,064          11            --       17,075

                          CNI CHARTER FUNDS | PAGE 79
notes to financial statements
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

As of September 30, 2009, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                                                                                                         Total
                                                                                                                     Distributable
                             Undistributed  Undistributed     Capital                     Unrealized       Other       Earnings
                              Tax-Exempt      Ordinary         Loss       Post-October   Appreciation    Temporary   (Accumulated
                                Income         Income      Carryforwards     Losses     (Depreciation)  Differences     Losses)
Fund                             (000)          (000)          (000)         (000)          (000)          (000)         (000)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity         $     --       $    322       $ (2,810)      $ (7,763)      $ (3,800)     $   (321)   $  (14,372)
Large Cap Growth Equity              --             37         (2,607)        (1,454)           673           (37)       (3,388)
RCB Small Cap Value                  --             14           (589)        (8,608)         3,746            --        (5,437)
Opportunistic Value                  --             72         (2,050)       (15,678)         7,145           (72)      (10,583)
Multi-Asset                          --             74         (2,309)        (1,645)           876           (63)       (3,067)
Corporate Bond                       --            256           (541)          (675)         3,654          (256)        2,438
Government Bond                      --            167           (113)            --          1,236          (167)        1,123
California Tax Exempt Bond          101             --           (186)            --          1,432          (100)        1,245
High Yield Bond                      --            264         (1,621)        (2,936)        (2,057)         (264)       (6,614)
Prime Money Market                   --            321             --             --             --          (117)          204
Government Money Market              --             92             --             --             --           (71)           21
California Tax Exempt Money
Market                               32             --             --             --             --           (31)            1

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2009, the breakdown of capital loss carryforwards was as follows:

                                                      Expiring
                                                   September 30,
                          ---------------------------------------------------------------
                              2010     2011     2012     2014     2015     2016     2017
Fund                         (000)    (000)    (000)    (000)    (000)    (000)    (000)
-----------------------------------------------------------------------------------------
Large Cap Value Equity       $   --   $   --   $   --   $   --   $   --   $   --   $2,810
Large Cap Growth Equity          82    1,844      227       --       --       --      454
RCB Small Cap Value              --       --       --       --       --       --      589
Opportunistic Value              --       --       --       --       --       --    2,050
Multi-Asset                      --       --       --       --       --       --    2,309
Corporate Bond                   --       --       --       64      271      116       90
Government Bond                  --       --       --       --       12      101       --
California Tax Exempt Bond       --       --       --       --       34        7      145
High Yield Bond                  --      521       --      268       --       --      832

During the year ended September 30, 2009, the following Fund utilized capital loss carryforwards to offset capital gains amounting to:

                           Amount
Fund                         (000)
----------------------------------
Government Bond            $  422
----------------------------------

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2008 through September 30, 2009 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at September 30, 2009 for each of the Equity and Fixed Income Funds and Multi-Asset Fund were as follows:

                                         Aggregate       Aggregate         Net
                                           Gross           Gross        Unrealized
                             Federal     Unrealized     Unrealized     Appreciation
                             Tax Cost   Appreciation   Depreciation   (Depreciation)
Fund                          (000)        (000)          (000)            (000)
------------------------------------------------------------------------------------
Large Cap Value Equity       $94,074       $ 8,337      $ (12,137)      $ (3,800)
Large Cap Growth Equity       36,510         4,488         (3,815)            673
RCB Small Cap Value           19,907         6,146         (2,400)          3,746
Opportunistic Value           19,347         7,359           (214)          7,145
Multi Asset                   23,817         1,424           (548)            876
Corporate Bond                84,819         3,721            (67)          3,654
Government Bond               73,451         1,263            (27)          1,236
California Tax Exempt Bond    39,050         1,454            (22)          1,432
High Yield Bond               37,256         1,202         (3,259)         (2,057)

At September 30, 2009, the Money Market Funds' cost of securities for Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

7. CONCENTRATION OF CREDIT RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications.The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

The Multi-Asset Fund may invest in exchange-traded notes ("ETNs") as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection.The Fund will generally invest in ETNs which are linked to commodities indexes.The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index

                          CNI CHARTER FUNDS | PAGE 80
components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

ASC 815 (formerly known as FAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities") was adopted by the Trust effective April 1, 2009. ASC 815 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. For the year ended September 30, 2009 there was no derivative activity requiring additional disclosure.

CALIFORNIA TAX EXEMPT FUNDS -- SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

8. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the years ended September 30, 2009 and September 30, 2008 were as follows:

                                      Large Cap Value     Large Cap Growth      RCB Small Cap      Opportunistic
                                      Equity Fund (000)   Equity Fund (000)   Value Fund (000)    Value Fund (000)
                                      -----------------   -----------------   -----------------   ----------------
                                       2009      2008      2009      2008       2009     2008      2009       2008
-------------------------------------------------------   -----------------   -----------------   ----------------
CAPITAL SHARES ISSUED
   AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares issued                       3,207     2,441     1,140       638        54        43        24        --
   Shares issued in Lieu of
      Dividends and Distributions        150       469         9         6         3        55        --        --
   Shares redeemed                    (2,904)   (2,015)   (1,395)   (1,601)      (37)     (286)       --        --
-------------------------------------------------------   -----------------   -----------------   ----------------
         Net Institutional
            Class transactions          453       895      (246)     (957)       20      (188)       24        --
=======================================================   =================   =================   ================
   CLASS N:
   Shares issued                          86        66        92       107         1         4         1         1
   Shares issued in Lieu of
        Dividends and Distributions       15        66         4         1         4        55        --        --
   Shares redeemed                      (291)     (246)     (346)     (274)      (36)     (116)       --        --
-------------------------------------------------------   -----------------   -----------------   ----------------
          Net Class N transactions      (190)     (114)     (250)     (166)      (31)      (57)        1         1
=======================================================   =================   =================   ================
   CLASS R:
   Shares issued                          --        --        --        --        79       264        --        --
   Shares issued in Lieu of
        Dividends and Distributions       --        --        --        --        28       280        --        --
   Shares redeemed                        --        --        --        --      (372)     (704)       --        --
-------------------------------------------------------   -----------------   -----------------   ----------------
          Net Class R transactions        --        --        --        --      (265)     (160)       --        --
=======================================================   =================   =================   ================
   CLASS E:
   Shares issued                          --        --        --        --        --        --     3,743     4,863
   Shares issued in Lieu of
        Dividends and Distributions       --        --        --        --        --        --        93        --
   Shares redeemed                        --        --        --        --        --        --    (4,671)       --
-------------------------------------------------------   -----------------   -----------------   ----------------
        Net Class E transactions          --        --        --        --        --        --      (835)    4,863
=======================================================   =================   =================   ================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.

                          CNI CHARTER FUNDS | PAGE 81
notes to financial statements

SEPTEMBER 30, 2009

8. CAPITAL SHARES ISSUED AND REDEEMED (CONTINUED):

                                                                                         California
                                     Multi-Asset   Corporate Bond    Government Bond   Tax Exempt Bond
                                     Fund (000)      Fund (000)        Fund (000)         Fund (000)
                                    ------------   ---------------   ---------------   ---------------
                                    2009    2008    2009     2008     2009     2008     2009    2008
------------------------------------------------   ---------------   ---------------   ---------------
CAPITAL SHARES ISSUED
      AND REDEEMED:

   INSTITUTIONAL CLASS:
   Shares issued                     481   1,269    2,736    2,342    2,172    2,308   1,204     1,027
   Shares issued in Lieu of
      Dividends and Distributions     10       5       67       59       65       67      39        36
   Shares redeemed                  (744)   (167)  (1,529)  (1,372)  (1,789)  (1,109)   (998)     (958)
------------------------------------------------   ---------------   ---------------   ---------------
      Net Institutional
         Class transactions         (253)  1,107    1,274    1,029      448    1,266     245       105
================================================   ===============   ===============   ===============
   CLASS N:
   Shares issued                     359   1,916       48        4      101       74     132        76
   Shares issued in Lieu of
      Dividends and Distributions     12      11        1        2        4        4       1        --
   Shares redeemed                  (387)   (204)     (17)     (46)     (77)     (67)    (58)      (62)
------------------------------------------------   ---------------   ---------------   ---------------
      Net Class N transactions       (16)  1,723       32      (40)      28       11      75        14
================================================   ===============   ===============   ===============

                                                                                                             California
                                     High-Yield             Prime                   Government               Tax Exempt
                                        Bond             Money Market              Money Market             Money Market
                                     Fund (000)           Fund (000)                Fund (000)               Fund (000)
                                    ------------   -----------------------   -----------------------   -----------------------
                                     2009   2008         2009         2008         2009         2008         2009         2008
------------------------------------------------   -----------------------   -----------------------   -----------------------
CAPITAL SHARES ISSUED
      AND REDEEMED:
   INSTITUTIONAL CLASS:

   Shares issued                      307    142    1,288,265    1,704,267      655,511      553,021    1,126,167    1,830,572
   Shares issued in Lieu of
      Dividends and Distributions     130    104          442        2,772            8            3           --           --
   Shares redeemed                   (156)  (288)  (1,278,342)  (1,612,805)    (632,330)    (500,209)  (1,142,015)  (1,762,382)
------------------------------------------------   -----------------------   -----------------------   -----------------------
     Net Institutional
            Class transactions        281    (42)      10,365       94,234       23,189       52,815      (15,848)      68,190
================================================   =======================   =======================   =======================
   CLASS N:
   Shares issued                      405    193    2,117,635    3,333,223    4,478,647    6,290,498    1,708,583    2,477,610
   Shares issued in Lieu of
      Dividends and Distributions     158    121        1,555       13,996        4,161       43,391        1,814        9,947
   Shares redeemed                   (334)  (205)  (2,586,377)  (3,093,998)  (4,940,602)  (5,618,090)  (1,886,349)  (2,302,084)
------------------------------------------------   -----------------------   -----------------------   -----------------------
   Net Class N transactions           229    109     (467,187)     253,221     (457,794)     715,799     (175,952)     185,473
================================================   =======================   =======================   =======================
   CLASS S:
   Shares issued                       --     --    1,140,178    1,657,732      659,453      801,055      354,327      409,458
   Shares issued in Lieu of
      ividends and Distributions       --     --           --           --           --           --           --          --
   Shares redeemed                     --     --   (1,401,263)  (1,644,197)    (769,358)    (713,370)    (421,688)    (446,618)
------------------------------------------------   -----------------------   -----------------------   -----------------------
   Net Class S transactions            --     --     (261,085)      13,535     (109,905)      87,685      (67,361)     (37,160)
================================================   =======================   =======================   =======================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.

                          CNI CHARTER FUNDS | PAGE 82

9. IN-KIND TRANSACTIONS

During the year ended September 30, 2008, the Opportunistic Value Fund issued shares of beneficial interest in exchange for securities.The securities were transferred at their current value on June 26, 2008 as follows:

                              Shares            Value
                              Issued         ($ Thousands)
                  -------------------------------------------
                             579,800            $5,979

10. TREASURY GUARANTEE PROGRAM

The CNI Charter Funds Board of Trustees approved the participation by the Prime Money Market Fund, Government Money Market Fund and California Money Market Fund (each, a "Fund," and collectively, the "Funds") in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program") for the initial term of the Program, which ended December 18, 2008, and the first extended term of the Program, which ended April 30, 2009. After considering the costs and benefits of continued participation in the Program, the Board of Trustees determined that the Prime Money Market Fund and California Tax Exempt Money Market Fund should continue to participate in the second extended term of the Program, which ended September 18, 2009, but that the Government Money Market Fund should not, since that Fund invests primarily in government securities that are guaranteed by the U.S. Government.The Program insured shares held by money market fund investors as of the close of business on September 19, 2008 against loss in the event that a money market fund liquidated its holdings and shareholders received less than $1.00 per share.The guarantee would have been triggered, and funds set aside by the Treasury made available, if a money market fund's net asset value per share fell below $0.995.

The second extended term of the Program covered shareholders of the Prime Money Market Fund and California Tax Exempt Money Market Fund for amounts they held in the respective Fund as of the close of business on September 19, 2008. New accounts opened since September 19, 2008 and any increase in the number of shares held by a shareholder after the close of business on September 19, 2008 were not guaranteed.

The Program was designed to address temporary dislocations in the credit markets.The second extended term of the Program operated through September 18, 2009. Participation in the initial term and first extended term of the Program required payments to the U.S. Department of the Treasury in the amount of 0.01% and 0.015%, respectively, of the net asset value of each of Fund as of September 19, 2008. Participation in the second extended term of the Program required a payment to the U.S. Department of the Treasury in the amount of 0.015% of the net asset value of each of the Prime Money Market Fund and California Tax Exempt Money Market Fund as of September 19, 2008.These expenses were borne by each Fund and were not subject to any expense limitation then in effect. Additional information about the Program is available on the U.S. Department of the Treasury's website at www.ustreas.gov.

11. SUBSEQUENT EVENTS

The Trust has evaluated the need for disclosure and/or adjustments resulting from subsequent events through November 25, 2009, the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2009.

                          CNI CHARTER FUNDS | PAGE 83
report of independent registered public accounting firm

--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CNI CHARTER FUNDS:

We have audited the accompanying statements of assets and liabilities of Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Opportunistic Value Fund, Multi-Asset Fund, Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, Prime Money Market Fund, Government Money Market Fund, and California Tax Exempt Money Market Fund (collectively, the "Funds"), including the schedules of investments, as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended.These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the CNI Charter Funds as of September 30, 2009, the results of their operations for the year then ended, changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting standards.

(KPMG LLP)

PHILADELPHIA PENNSYLVANIA
NOVEMBER 25, 2009

                          CNI CHARTER FUNDS | PAGE 84

                      THIS PAGE INTENTIONALLY LEFT BLANK.

trustees and officers (UNAUDITED)
SEPTEMBER 30, 2009

-------------------------------------------------------------------------------
Information pertaining to the Trustees and Officers of the Trust is set forth below as of September 30, 2009.Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940 are referred to as "Independent Trustees."Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers.The SAI may be obtained without charge by calling 1-888-889-0799.
-------------------------------------------------------------------------------


                                     TERM OF
                                     OFFICE                                                     NUMBER OF
                                       AND                                                    PORTFOLIOS IN        OTHER
NAME                POSITION(s)     LENGTH OF                                                  FUND COMPLEX    DIRECTORSHIPS
ADDRESS,             HELD WITH        TIME           PRINCIPAL OCCUPATION(s)                   OVERSEEN BY        HELD BY
AND AGE1              TRUST          SERVED2       DURING PAST FIVE YEARS                     BOARD MEMBER3      TRUSTEE4
----------------------------------------------------------------------------------------------------------------------------

INTERESTED
TRUSTEE
-----------------
Vernon C. Kozlen*   Trustee          Since      President and Chief Executive Officer,             17               None
Age: 66                             May 2007    CNI Charter Funds (2000-2007).
                                                Executive Vice President and Director of
                                                Asset Management Development, CNB
                                                (1996-2007). Director, Reed, Conner &
                                                Birdwell LLC (2000-present), and Convergent
                                                Capital Management, LLC (2003-present).
                                                Chairman of the Board, CNAM, Inc.
                                                (2001-2005). Chairman of the Board,
                                                City National Securities, Inc. (1999-2005).
                                                Director, CNAM, Inc. (2001-2006), and
                                                City National Securities, Inc. (1999-2006).
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
-----------------
Irwin G. Barnet,    Trustee        Since 1999   Attorney and partner, Reed Smith LLP,              17               None
Esq.                                            a law firm (2003-present).Attorney and
Age: 71                                         principal, Crosby, Heafey, Roach &
                                                May P.C., a law firm (2000-2002 ).
                                                Attorney and principal, Sanders, Barnet,
                                                Goldman, Simons & Mosk, a law firm
                                                (1980-2000).
----------------------------------------------------------------------------------------------------------------------------
Victor Meschures    Trustee        Since 1999   Certified Public Accountant, Meschures,            17               None
Age: 71                                         Campeas,Thompson, Snyder, Pocras, Levin
                                                & Dimaggio, LLP, an accounting firm
                                                (1964-present).
----------------------------------------------------------------------------------------------------------------------------
William R. Sweet    Trustee        Since 1999   Retired. Executive Vice President,                 17               None
Age: 72                                         Union Bank of California (1985-1996).
----------------------------------------------------------------------------------------------------------------------------
James Wolford       Trustee        Since 1999   Chief Financial Officer, Bixby Land                17               None
Age: 55                                         Company, a real estate company (2004-
                                                present). Regional Financial Officer,
                                                AIMCO, a real estate investment trust
                                                (2004). Chief Financial Officer, DBM
                                                Group, a direct mail marketing company
                                                (2001-2004). SeniorVice President and Chief
                                                Operating Officer, Forecast Commercial Real
                                                Estate Service, Inc. (2000-2001). Senior
                                                Vice President and Chief Financial Officer,
                                                Bixby Ranch Company (1985-2000).
----------------------------------------------------------------------------------------------------------------------------

                   CNI CHARTER FUNDS | PAGE 86


                                             TERM OF
                                             OFFICE
                                               AND
 NAME                        POSITION       LENGTH OF
ADDRESS,                     HELD WITH        TIME                             PRINCIPAL OCCUPATION(s)
AND AGE                        TRUST         SERVED2                            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------

OFFICERS
------------------------
Timothy D. Barto           Vice President     Since    Attorney, Vice President and Assistant Secretary of SEI Investments
SEI Investments            and Assistant      2000     (1999-Present).Vice President and Assistant Secretary of Administrator
One Freedom Valley Drive   Secretary                   (1999-Present). Officer of various investment companies administered by
Oaks, PA 19456                                         Administrator (1999-2004).Assistant Secretary of the Distributor
Age: 41                                                (2003-2004).Vice President of the Distributor (1999-2004).
------------------------------------------------------------------------------------------------------------------------------
Eric Kleinschmidt          Controller and     Since    Director of Fund Accounting, SEI Investments (2004-Present). Manager
SEI Investments            Chief Operating    2005     of Fund Accounting, SEI Investments (1999-2004).
One Freedom Valley Drive   Officer
Oaks, PA 19456
Age: 41
------------------------------------------------------------------------------------------------------------------------------
Valerie Y. Lewis           Vice President     Since    Chief Compliance Officer, CNAM, Inc. (August, 2005-present). Fund
City National Bank         and Chief          2005     Boards Specialist - Assistant Secretary, Capital Research and Management
555 S. Flower Street,      Compliance                  and Company Capital International, Inc. (1999-2005).
18th Floor
Los Angeles, CA 90071      Officer
Age: 53
------------------------------------------------------------------------------------------------------------------------------
James Ndiaye               Vice President     Since     Attorney, SEI Investments Company (2004-present).Vice President,
SEI Investments            and Assistant      2005     Deutsche Asset Management (2003-2004).Associate, Morgan Lewis &
One Freedom Valley Drive   Secretary                   Bockius LLP (2000-2003).Assistant Vice President, ING Variable
Oaks, PA 19456                                         Annuities Group (1999-2000).
Age: 41
------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang            Vice President     Since    Attorney, SEI Investments Company (2005-present). Counsel, Caledonian
SEI Investments            and Assistant      2005     Bank & Trust's Mutual Funds Group (2004-2005). Counsel, Permal Asset
One Freedom Valley Drive   Secretary                   Management (2001-2004).Associate, Schulte, Roth & Zabel's Investment
Oaks, PA 19456                                         Management Group (2000-2001).
Age: 37

----------

1 Each trustee may be contacted by writing to the Trustee c/o CNI Charter Funds, One Freedom Valley Drive, Oaks, PA 19456.

2 Each trustee holds office during the lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders is called for the purpose of electing trustees and until the election and qualification of his or her successor in accordance with the Trust's Declaration of Trust.The president, treasurer and secretary hold office until their respective successors are chosen or qualified, or until their removal or resignation, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

3 The "Fund Complex" consists of all series of the Trust. As of September 30, 2008, the Fund Complex consisted of 17 Funds.

4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

* Mr. Kozlen is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his position with CNB, the parent company of CNAM, Inc. until March 2007.

                           CNI CHARTER FUNDS | PAGE 87
trustees and officers (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2009


                                            TERM OF
                                            OFFICE
                                              AND
 NAME                      POSITION        LENGTH OF
ADDRESS,                  HELD WITH          TIME                             PRINCIPAL OCCUPATION(s)
AND AGE                     TRUST           SERVED                            DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------

OFFICERS (CONCLUDED)

------------------------

Rodney J. Olea            Vice President    Since     Senior Vice President, CNAM, Inc. (2001-present). Senior Vice President
City National Bank                          2000      and Director of Fixed Income, CNB (1994-present).
400 N. Roxbury Drive
Beverly Hills, CA 90210
Age: 44

------------------------------------------------------------------------------------------------------------------------------
Joseph Gallo              Vice President    Since     Attorney for SEI Investments since 2007. Associate Counsel at ICMA--RC
SEI Investments           and Secretary     2008      from 2004 to 2007. Assistant Secretary of The Vantage Trust Company in
One Freedom Valley Drive                              2007. Assistant Secretary of The Vantagepoint Funds from 2006 to 2007.
Oaks, PA 19456                                        Investigator, U.S. Department of Labor from 2002 to 2004.
Age: 36

------------------------------------------------------------------------------------------------------------------------------
Timothy G. Solberg        Vice President    Since     Managing Director and Chief Investment Officer, CCM Advisors
CCM Advisors, LLC         and Assistant     2005      (2001-present); Director of Marketing and Client Services, Hewitt
190 S. LaSalle Street     Secretary                   Investment Group, a Division of Hewitt Associates LLC (1989-2001).
Suite 2800
Chicago, IL 60603
Age: 56

------------------------------------------------------------------------------------------------------------------------------
Susan Rudzinski           Vice President    Since     Compliance Director, Convergent Capital Management, LLC
CCM Advisors, LLC                            May      (2006-present); Self-employed Investment Advisory Compliance and
190 S. LaSalle Street                       2007      Operations Consultant (2005-2006); Manager,Affiliate Contracts,
Suite 2800                                            The Burridge Group LLC (2003-2004).
Chicago, IL 60603
Age: 46
------------------------------------------------------------------------------------------------------------------------------
Richard A.Weiss           President         Since     President, CNAM, Inc. (2001-present). Executive Vice President and
City National Bank        and Chief         2008      Chief Investment Officer, CNB (1999-present). Director, City National
400 N. Roxbury Drive      Executive                   Securities (April 2003-present). Executive Vice President and Chief
Beverly Hills, CA 90210   Officer                     Investment Officer. Sanwa Bank California (1994-1999).
Age: 49
------------------------------------------------------------------------------------------------------------------------------

                           CNI CHARTER FUNDS | PAGE 88
notice to shareholders (UNAUDITED)
SEPTEMBER 30, 2009

--------------------------------------------------------------------------------

For shareholders that do not have a September 30, 2009 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2009 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For California income tax purposes, for the fiscal year ended September 30, 2009, each of the California Tax Exempt Bond Fund and California Tax Exempt Money Market Fund is designating 86.57% and 93.32%, respectively, of its distributions paid from net investment income as exempt-interest dividends under
Section 17145 of the California Revenue and Taxation Code.

For Federal income tax purposes, for the fiscal year ended September 30, 2009 each Fund is designating the following items with regard to distributions paid during the year:

                                                                                                 (E)
                                                                                               DIVIDENDS
                                    (A)             (B)                                       QUALIFYING
                                 LONG TERM       ORDINARY         (C)            (D)         FOR CORPORATE
                               CAPITAL GAIN       INCOME       TAX EXEMPT       TOTAL        DIVIDENDS REC.
                               DISTRIBUTIONS   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS    DEDUCTION (1)
-----------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund            0.00%         100.00%        0.00%         100.00%           100.00%
Large Cap Growth Equity Fund           0.00%         100.00%        0.00%         100.00%           100.00%
RCB Small Cap Value Fund               0.00%         100.00%        0.00%         100.00%            41.94%
Opportunistic Value                    0.00%         100.00%        0.00%         100.00%           100.00%
Multi-Asset Fund                       0.00%         100.00%        0.00%         100.00%             5.27%
Corporate Bond Fund                    0.00%         100.00%        0.00%         100.00%             0.00%
Government Bond Fund                   0.00%         100.00%        0.00%         100.00%             0.00%
California Tax Exempt Bond
Fund                                   0.00%           0.00%      100.00%         100.00%             0.00%
High Yield Bond Fund                   0.00%         100.00%        0.00%         100.00%             0.00%
Prime Money Market Fund                0.00%         100.00%        0.00%         100.00%             0.00%
Government Money Market Fund           0.00%         100.00%        0.00%         100.00%             0.00%
California Tax Exempt Money
   Market Fund                         0.00%           0.01%       99.99%         100.00%             0.00%
-----------------------------------------------------------------------------------------------------------
                                  (F)
                               QUALIFYING
                                DIVIDEND        (G)            (H)            (I)
                                 INCOME         U.S.         INTEREST      SHORT -TERM
                               (15% RATE     GOVERNMENT       RELATED     CAPITAL GAIN
                                FOR QDI)(2)  INTEREST(3)   DIVIDENDS(4)   DIVIDENDS(5)
--------------------------------------------------------------------------------------
Large Cap Value Equity Fund        100.00%      0.00%             0.00%          0.00%
Large Cap Growth Equity Fund       100.00%      0.00%             0.00%          0.00%
RCB Small Cap Value Fund            41.47%      0.00%             5.27%        100.00%
Opportunistic Value                100.00%      0.00%             0.00%          0.00%
Multi-Asset Fund                    31.78%      7.86%            18.57%          0.00%
Corporate Bond Fund                  0.00%      0.72%            98.41%          0.00%
Government Bond Fund                 0.00%     31.13%            99.15%          0.00%
California Tax Exempt Bond           0.00%      0.00%             0.00%          0.00%
Fund
High Yield Bond Fund                 0.00%      0.00%            98.57%          0.00%
Prime Money Market Fund              0.00%     17.38%            93.18%          0.00%
Government Money Market Fund         0.00%     63.95%            98.10%          0.00%
California Tax Exempt Money
   Market Fund                       0.00%      0.00%             0.00%          0.00%
--------------------------------------------------------------------------------------

----------
(1) "DIVIDENDS RECEIVED DEDUCTION" REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) "QUALIFYING DIVIDEND INCOME" REPRESENT QUALIFYING DIVIDENDS AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003. THE FUND INTENDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENT THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR.THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) "INTEREST RELATED DIVIDENDS" REPRESENT QUALIFYING INTEREST THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004.THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(5) "SHORT-TERM CAPITAL GAIN DIVIDENDS" REPRESENT QUALIFYING SHORT-TERM CAPITAL GAIN THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004.THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

ITEMS (A), (B), (C) AND (D) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTION.

ITEMS (E) AND (F) ARE BASED ON THE PERCENTAGE OF "ORDINARY INCOME
DISTRIBUTIONS."

ITEM (G) IS BASED ON THE PERCENTAGE OF GROSS INCOME OF EACH FUND.

ITEM (H) IS BASED ON THE PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS.

ITEM (I) IS BASED ON THE PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS.

                          CNI CHARTER FUNDS | PAGE 89
disclosure of fund expenses (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses.As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds.The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN.This section helps you to estimate the actual expenses that your Fund incurred over the period.The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN.This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged.This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation.You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                          VALUE        VALUE      EXPENSE      DURING
                          4/1/09      9/30/09      RATIOS      PERIOD*
----------------------------------------------------------------------
LARGE CAP VALUE FUND
----------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00   $1,322.00        0.96%   $   5.59
Class N                   1,000.00    1,321.00        1.21        7.04

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00   $1,020.26        0.96%   $   4.86
Class N                   1,000.00    1,019.00        1.21        6.12
----------------------------------------------------------------------
LARGE CAP GROWTH FUND
----------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00   $1,284.20        0.99%   $   5.67
Class N                   1,000.00    1,282.00        1.24        7.09

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00   $1,020.10        0.99%   $   5.01
Class N                   1,000.00    1,018.85        1.24        6.28
-------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class         $1,000.00   $1,692.00        1.19%   $   8.03
Class A                      1,000.00    1,690.30        1.44        9.71
Class R                      1,000.00    1,691.50        1.21        8.16
HYPOTHETICAL 5% RETURN
Institutional Class         $1,000.00   $1,019.10        1.19%   $   6.02
Class A                      1,000.00    1,017.85        1.44        7.28
Class R                      1,000.00    1,019.00        1.21        6.12

-------------------------------------------------------------------------
OPPORTUNISTIC VALUE FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class         $1,000.00   $1,360.80        0.93%   $   5.50
Class A                      1,000.00    1,359.80        1.18    $   6.98
Class E                      1,000.00    1,362.00        0.69        4.09

HYPOTHETICAL 5% RETURN
Institutional Class         $1,000.00   $1,020.41        0.93%   $   4.71
Class A                      1,000.00    1,019.15        1.18        5.97
Class E                      1,000.00    1,021.61        0.69        3.50

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          CNI CHARTER FUNDS | PAGE 90

                                  BEGINNING    ENDING                   EXPENSES
                                   ACCOUNT    ACCOUNT      ANNUALIZED     PAID
                                    VALUE      VALUE        EXPENSE      DURING
                                   4/1/09     9/30/09       RATIOS       PERIOD*
--------------------------------------------------------------------------------
MULTI-ASSET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,155.10         0.84%   $   4.54
Class A                            1,000.00    1,152.60         1.09    $   5.88

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,020.86         0.84%   $   4.26
Class A                            1,000.00    1,019.60         1.09        5.52

--------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,082.00         0.74%   $   3.86
Class A                            1,000.00    1,080.60         0.99    $   5.16

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.36         0.74%   $   3.75
Class A                            1,000.00    1,020.10         0.99        5.01

--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,019.40         0.70%   $   3.54
Class A                            1,000.00    1,017.10         0.95        4.80

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.56         0.70%   $   3.55
Class A                            1,000.00    1,020.31         0.95        4.81
--------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,038.70         0.50%   $   2.56
Class A                            1,000.00    1,037.20         0.75        3.83

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,022.56         0.50%   $   2.54
Class A                            1,000.00    1,021.31         0.75        3.80
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,348.80         1.00%   $   5.89
Class A                            1,000.00    1,346.80         1.30        7.65

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,020.05         1.00%    $  5.06
Class A                            1,000.00    1,018.55         1.30        6.58


                                  BEGINNING    ENDING                    EXPENSES
                                   ACCOUNT    ACCOUNT      ANNUALIZED      PAID
                                    VALUE      VALUE         EXPENSE      DURING
                                   4/1/09     9/30/09        RATIOS      PERIOD*
----------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $ 1,000.90         0.29%   $    1.45
Class A                            1,000.00     1,000.50         0.37         1.86
Class S                            1,000.00     1,000.30         0.43         2.16

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $ 1,023.61         0.29%   $    1.47
Class A                            1,000.00     1,023.21         0.37         1.88
Class S                            1,000.00     1,022.91         0.43         2.18
----------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $ 1,000.30         0.23%   $    1.15
Class A                            1,000.00     1,000.20         0.25         1.25
Class S                            1,000.00     1,000.10         0.27         1.35

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $ 1,023.92         0.23%   $    1.17
Class A                            1,000.00     1,023.82         0.25         1.27
Class S                            1,000.00     1,023.71         0.27         1.37
----------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $ 1,000.70         0.20%   $    1.00
Class A                            1,000.00     1,000.30         0.28         1.40
Class S                            1,000.00     1,000.20         0.30         1.50

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $ 1,024.07         0.20%   $    1.01
Class A                            1,000.00     1,023.66         0.28         1.42
Class S                            1,000.00     1,023.56         0.30         1.52

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          CNI CHARTER FUNDS | PAGE 91
board approval of sub-advisory agreement (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees of CNI Charter Funds (the "Trust") is comprised of five Trustees, four of whom are independent of the Trust's investment advisers and sub-advisers (the "Independent Trustees"). During the six months ended September 30, 2009, the Board and the Independent Trustees approved renewal of the Trust's advisory agreement (the "Management Agreement") with City National Asset Management, Inc. ("CNAM"); renewal of CNAM's sub-advisory agreement (the "RCB Agreement") with Reed, Conner & Birdwell, LLC ("RCB") with respect to the RCB Small Cap Value Fund (the "RCB Fund"); and renewal of CNAM's sub-advisory agreement (the "SKBA Agreement") with SKBA Capital Management, LLC ("SKBA") with respect to the Opportunistic Value Fund.The RCB Agreement and the SKBA Agreement are collectively referred to below as the "Sub-Advisory Agreements" and the Management Agreement and Sub-Advisory Agreements are referred to below as the "Agreements."

GENERAL INFORMATION

The following information summarizes the Board's considerations associated with its review of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.The Agreements were considered separately for each investment portfolio of the Trust (each a "Fund"), although the Board took into account the common interests of the Funds in its review.As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by CNAM, RCB and SKBA. In considering these matters, the Independent Trustees discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of CNAM, RCB or SKBA were present.

The Board reviewed extensive materials regarding investment results of CNAM, RCB and SKBA and advisory fee and expense comparisons, financial information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds.They also took into account information they received at past Board meetings with respect to these matters.

In deciding to approve the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

CNAM

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by CNAM, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization.The Board also took into account the experience, capability and integrity of CNAM's senior management; its investment philosophy and processes, including sub-adviser oversight processes; its brokerage, trading and soft dollar practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations.

INVESTMENT PERFORMANCE

The Board assessed the performance of each Fund compared with its respective benchmark and the average of all funds in its respective peer group category (each, a "universe") selected by Lipper, Inc. and iMoneyNet, Inc. (for the money market funds only) for the nine-month and one-, three- and five-year and since inception periods ended June 30, 2009 (nine-month, one-year and since inception periods with respect to the Multi-Asset Fund, which commenced operations on October 1, 2007).The Board also reviewed the performance of each Fund compared with the average performance of all funds in its respective "bank channel" universe, which includes only those funds in the Fund's Lipper universe that are distributed through institutional and retail bank channels.The Board made the following observations in reviewing the Funds' performance:

                           CNI CHARTER FUNDS | PAGE 92

o The annualized total returns of the PRIME MONEY MARKET FUND and CALIFORNIA TAX EXEMPT MONEY MARKET FUND were below the average returns of the relevant Lipper institutional money market fund universes, iMoneyNet institutional fund universes, and bank channel universes for all periods.

o The annualized total returns of the GOVERNMENT MONEY MARKET Fund were below the average returns of the relevant Lipper institutional money market fund universe and bank channel universe for all periods, and near or above the average returns of the relevant iMoneyNet institutional fund universe for all periods except for the five-year and since inception periods.

o The annualized total returns of the CORPORATE BOND FUND were above the average returns of the Lipper short/intermediate investment-grade universe, the bank channel universe and the Barclays Capital Intermediate US Corporate Index returns for all periods, except for the Index returns for the nine-month and since inception periods.

o The annualized total returns of the CALIFORNIA TAX EXEMPT BOND FUND were above the average returns of the Lipper California short/intermediate municipal debt universe for all periods, and below the average returns of the bank channel universe and the Barclays Capital CA Intermediate-Short Municipal Index returns for all periods (except that they were above the average returns of the bank channel universe for the since inception period).

o The annualized total returns of the GOVERNMENT BOND FUND were below the average returns of the Lipper short/intermediate US government universe, the bank channel universe and the Barclays Capital US Government Bond Index for all periods (except that they were above the average returns of the bank channel universe for the three-year and since inception periods).

o The annualized total returns of the HIGH YIELD BOND FUND were above the average returns of the Lipper high current yield fund universe for the one-year, three-year and since inception periods, but were below the average returns of the Lipper high current yield fund universe for the nine-month and five-year periods and below the average returns of the bank channel universe and Citigroup High-Yield Market Index returns for all periods.

o The annualized total returns of the MULTI-ASSET FUND were above the average returns of the Lipper flexible portfolio funds universe and bank channel universe and the returns of a blended index comprised 60% of the S&P 500 Index and 40% of the Barclays Capital Intermediate Government/Credit Index (the "Blended Index") for all periods, but were below the returns of the CPI plus 500 basis points benchmark and the Barclays Capital US Treasury Inflation Protected Securities Index for all periods.

o The annualized total returns of the LARGE CAP GROWTH EQUITY FUND were above the average returns of the Lipper large cap growth fund universe, the bank channel universe and the S&P 500/Citigroup Growth Index returns for all periods.

o The annualized total returns of the LARGE CAP VALUE EQUITY FUND were above the average returns of the Lipper large cap value funds universe and S&P 500/Citigroup Value Index returns for all periods and were above the average returns of the bank channel universe for the one-, three- and five-year periods, but were below the average returns of the Lipper large cap value funds universe for the nine-month period and slightly below the average returns of the bank channel universe for the nine-month and since inception periods.

o The annualized total returns of the RCB FUND were above the average returns of the Lipper small cap core funds universe, bank channel universe and Russell 2000 Index for the nine-month, one-year and since inception periods, but were below all those measures for the three-year and five-year periods.

o The annualized total returns of the OPPORTUNISTIC VALUE FUND were above the average returns of the Lipper large-cap value funds universe and Russell 1000 Value Index returns for all periods, and were also above the average returns of the Lipper multi-cap value funds universe for

                           CNI CHARTER FUNDS | PAGE 93
board approval of sub-advisory agreement (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      the since inception period, but were below the average returns of the Lipper multi-cap value funds universe for the nine-month period and below the average returns of the bank channel universe for all periods.

The Board concluded that CNAM continued to provide satisfactory management and oversight services to the Funds. They noted that the investment results of the Funds were generally competitive during the past year and, in most cases, during previous periods; that the results for the Money Market Funds compared to their peer groups were acceptable given the special services and investment focuses of those Funds; and that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by CNAM and the total expenses of each of the Funds compared to those of the funds included in the relevant Lipper and bank channel universes, and concluded that the advisory fees and expenses of the Funds continued to be reasonable.

The Board observed that the actual investment advisory fees (net of fee waivers) paid by the Funds generally were at or above the relevant Lipper and bank channel averages, but (except for the Government Money Market Fund) were within the middle 60% range for the relevant Lipper universes. In considering the information about advisory fees, the Board noted the relatively small size of the Funds compared to the average sizes of the funds in the relevant Lipper and bank channel universes.As the Funds represent CNAM's sole investment advisory clients, the Board was not able to compare the fees charged to the Funds by CNAM with fees charged to other institutional clients of CNAM.

The Board considered that the total expense ratios of the Funds were generally below the relevant Lipper universe averages (except for the Prime Money Market Fund, the Government Money Market Fund and the Multi-Asset Fund) and above the bank channel averages (except for the California Tax Exempt Money Market Fund, the California Tax Exempt Bond Fund and the Opportunistic Value Fund), but were all within the middle 60% range for the relevant Lipper universes.

The Board considered information prepared by CNAM relating to its costs and profits with respect to the Funds, noting that because the Trust is CNAM's sole client, all of CNAM's costs are allocable to the Trust.The Board also considered the benefits received by CNAM and its affiliates as a result of CNAM's relationship with the Funds, including investment advisory fees paid to CNAM, fees paid to City National Bank and City National Securities, Inc. for providing certain shareholder servicing and sub-distribution services to the Trust, and the intangible benefits of any favorable publicity arising in connection with the Funds' performance.They also noted that although there were no advisory fee breakpoints, based on CNAM's operations significant economies of scale were not likely to be realized until the asset levels of most of the Funds were significantly higher than their current levels.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to CNAM pursuant to the Management Agreement is fair and reasonable in light of the nature and quality of the services being provided by CNAM to the respective Funds and their shareholders, and that renewal of the Management Agreement was in the best interest of the Funds and their shareholders.

RCB

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by RCB to the RCB Fund, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the RCB Fund; and the overall general quality and depth of its organization.The Board also reviewed RCB's investment philosophy and processes as well as its brokerage and trading practices.

INVESTMENT PERFORMANCE

The Board's observations regarding the RCB Fund's performance are described above. In addition, the Board noted that the RCB Fund's performance had improved significantly

                          CNI CHARTER FUNDS | PAGE 94
within the last six months and that it was in the top 20% of its Lipper universe for the period since its inception, although its results for interim period were not as favorable.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by RCB and observed that the fees charged by RCB were low compared to the fees it charged to other institutional clients.They noted that CNAM pays RCB's sub-advisory fees out of CNAM's advisory fee.Although RCB's fee schedule has no breakpoints, they also noted that the asset levels of the RCB Fund were not so substantial that they would lead to significant economies of scale.

The Board considered information prepared by RCB relating to its costs and profits with respect to the RCB Fund, as well as the methodologies used to determine and allocate such costs to its management of the Fund.The Board also considered the benefits received by RCB and its affiliates as a result of RCB's relationship with the Fund, including the sub-advisory fees paid to RCB, fees paid to CNAM as the Fund's adviser, fees paid to City National Bank and City National Securities, Inc. for providing certain shareholder servicing and sub-distribution services to the Trust, and the intangible benefits of any favorable publicity arising in connection with the RCB Fund's performance.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to RCB pursuant to the RCB Agreement is fair and reasonable in light of the nature and quality of the services being provided by RCB to the RCB Fund and its shareholders, and that renewal of the RCB Agreement was in the best interest of the Fund and its shareholders.

SKBA

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by SKBA to the Opportunistic Value Fund, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the Opportunistic Value Fund; and the overall general quality and depth of its organization.The Board also reviewed SKBA's investment philosophy and processes as well as its brokerage and trading practices.

INVESTMENT PERFORMANCE

The Board's observations regarding the Opportunistic Value Fund's performance are described above.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by SKBA and observed that SKBA's advisory fee with respect to the Opportunistic Value Fund was higher than SKBA's fees with respect to the other series of the Trust for which it serves as sub-adviser.The Trustees considered, however, that SKBA had implemented expense caps for all classes of the Fund, and that any reimbursement of Fund expenses in excess of the caps would be SKBA's responsibility. They also noted that CNAM pays SKBA's sub-advisory fees out of CNAM's advisory fee.

The Board considered information prepared by SKBA relating to its costs and profits with respect to the Opportunistic Value Fund, as well as the methodologies used to determine and allocate such costs to its management of the Fund.The Board also considered the benefits received by SKBA as a result of SKBA's relationship with the Opportunistic Value Fund, including fees paid to SKBA as the Fund's sub-adviser and the intangible benefits of any favorable publicity arising in connection with the Fund's performance.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to SKBA pursuant to the SKBA Agreement is fair and reasonable in light of the nature and quality of the services being provided by SKBA to the Opportunistic Value Fund and its shareholders, and that renewal of the SKBA Agreement was in the best interest of the Fund and its shareholders.

                          CNI CHARTER FUNDS | PAGE 95

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are William R. Sweet and James R. Wolford. Messrs. Sweet and Wolford are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


                                           2009                                                   2008
                    ---------------------------------------------------   ---------------------------------------------------
                                      All fees and      All other fees                      All fees and      All other fees
                                      services to       and services to                     services to       and services to
                    All fees and      service           service           All fees and      service           service
                    services to the   affiliates that   affiliates that   services to the   affiliates that   affiliates that
                     Trust that were  were              did not require   Trust that were   were              did not require
                    pre-approved      pre-approved      pre-approval      pre-approved      pre-approved      pre-approval
                    ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

(a)   Audit            $316,000            N/A                N/A             $315,000               N/A               N/A
      Fees(1)

(b)   Audit-Relat           N/A            N/A                N/A                  N/A               N/A               N/A
      Fees

(c)   Tax Fees         $ 60,550            N/A                N/A             $ 66,400               N/A               N/A

(d)   All                   N/A            N/A                N/A                  N/A               N/A               N/A
      Other
      Fees


----------
Notes:

(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not Applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                      2009   2008
                      ----   ----
Audit-Related Fees    N/A    N/A

Tax Fees              N/A    N/A

All Other Fees        N/A    N/A

(f)   Not Applicable

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $60,550 and $66,400 for 2009 and 2008, respectively.

(h)   Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   CNI Charter Funds

By (Signature and Title)*                      /s/ Richard A. Weiss
                                               ---------------------------------
                                               Richard A. Weiss, President & CEO

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                       /s/ Richard A. Weiss
                                               ---------------------------------
                                               Richard A. Weiss, President & CEO
Date November 25, 2009

By (Signature and Title)                       /s/ Eric Kleinschmidt
                                               ---------------------------------
                                               Eric Kleinschmidt, Controller and
                                               COO

Date November 25, 2009